UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22019

First Trust Exchange-Traded AlphaDEX® Fund

(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187

(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.

First Trust Portfolios L.P.

120 East Liberty Drive, Suite 400

Wheaton, IL 60187

(Name and address of agent for service)

Registrant's telephone number, including area code: 630-765-8000

Date of fiscal year end: July 31

Date of reporting period: October 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. SCHEDULE OF INVESTMENTS.

The Portfolios of Investments are attached herewith.

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)

Portfolio of Investments
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Auto Components — 5.6%
80,618	Delphi Automotive PLC	$6,706,611
1,233,821	Gentex Corp.	20,222,326
1,086,734	Goodyear Tire & Rubber (The) Co.	35,688,345
296,396	Johnson Controls, Inc.	13,391,171
225,383	Lear Corp.	28,186,398
314,824	Visteon Corp. (a)	34,337,854

		138,532,705

	Automobiles — 2.8%
903,411	Ford Motor Co.	13,379,517
816,744	General Motors Co.	28,512,533
111,652	Harley-Davidson, Inc.	5,521,192
49,343	Tesla Motors, Inc. (a) (b)	10,210,547
236,652	Thor Industries, Inc.	12,798,140

		70,421,929

	Building Products — 1.1%
516,509	Fortune Brands Home & Security, Inc.	27,028,916

	Commercial Services & Supplies — 0.8%
538,723	KAR Auction Services, Inc.	20,686,963

	Distributors — 1.3%
73,951	Genuine Parts Co.	6,711,793
864,543	LKQ Corp. (a)	25,599,118

		32,310,911

	Diversified Consumer Services — 3.6%
55,254	Graham Holdings Co., Class B	30,526,177
528,292	H&R Block, Inc.	19,684,160
705,689	Service Corp. International	19,942,771
570,023	ServiceMaster Global Holdings, Inc. (a)	20,321,320

		90,474,428

	Food & Staples Retailing — 1.8%
169,583	Costco Wholesale Corp.	26,814,464
294,943	Wal-Mart Stores, Inc.	16,882,537

		43,697,001

	Hotels, Restaurants & Leisure — 9.7%
645,223	Aramark	19,582,518
116,369	Brinker International, Inc.	5,295,953
123,324	Carnival Corp.	6,669,362
34,031	Chipotle Mexican Grill, Inc. (a)	21,787,667
357,721	Darden Restaurants, Inc.	22,139,353
227,221	Domino’s Pizza, Inc.	24,237,664
125,107	Dunkin’ Brands Group, Inc.	5,180,681
260,270	Hyatt Hotels Corp., Class A (a) (b)	13,117,608

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
89,867	Marriott International, Inc., Class A	$6,899,988
62,225	McDonald’s Corp.	6,984,756
427,885	Norwegian Cruise Line Holdings Ltd. (a)	27,222,044
126,776	Panera Bread Co., Class A (a)	22,486,259
68,796	Royal Caribbean Cruises Ltd.	6,766,087
267,794	Six Flags Entertainment Corp.	13,936,000
431,363	Starbucks Corp.	26,990,383
708,616	Wendy’s (The) Co.	6,490,923
76,672	Yum! Brands, Inc.	5,436,811

		241,224,057

	Household Durables — 9.4%
1,085,619	D.R. Horton, Inc.	31,960,623
391,249	Jarden Corp. (a)	17,527,955
297,199	Leggett & Platt, Inc.	13,382,871
509,429	Lennar Corp., Class A	25,507,110
67,429	Mohawk Industries, Inc. (a)	13,182,370
308,718	Newell Rubbermaid, Inc.	13,098,905
20,899	NVR, Inc. (a)	34,227,546
1,013,463	PulteGroup, Inc.	18,576,777
446,213	Tempur Sealy International, Inc. (a)	34,733,220
358,028	Toll Brothers, Inc. (a)	12,878,267
123,865	Tupperware Brands Corp.	7,291,933
83,260	Whirlpool Corp.	13,333,256

		235,700,833

	Internet & Catalog Retail — 5.5%
62,279	Amazon.com, Inc. (a)	38,980,426
270,856	Expedia, Inc.	36,917,673
233,678	Liberty Interactive Corp., Class A (a)	6,395,767
308,677	Netflix, Inc. (a)	33,454,413
15,460	Priceline Group (The), Inc. (a)	22,482,550

		138,230,829

	Leisure Products — 2.2%
399,342	Brunswick Corp.	21,488,593
265,106	Hasbro, Inc.	20,368,094
582,116	Mattel, Inc.	14,308,411

		56,165,098

	Media — 15.9%
261,365	AMC Networks, Inc., Class A (a)	19,312,260
45,608	Cable One, Inc. (a)	19,768,331
981,649	Cablevision Systems Corp., Class A	31,991,941
108,757	Charter Communications, Inc., Class A (a) (b)	20,766,062
215,519	Comcast Corp., Class A	13,495,800

See Notes to Portfolio of Investments

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Media (Continued)
941,918	Discovery Communications, Inc., Class A (a)	$27,730,066
2,163,874	Gannett Co., Inc.	34,232,487
640,843	Interpublic Group of Cos. (The), Inc.	14,694,530
245,025	John Wiley & Sons, Inc., Class A	12,822,158
333,116	Lions Gate Entertainment Corp.	12,981,531
509,948	Live Nation Entertainment, Inc. (a)	13,911,381
93,025	Omnicom Group, Inc.	6,969,433
3,277,843	Sirius XM Holdings, Inc. (a)	13,373,599
164,171	Starz, Class A (a)	5,501,370
1,423,574	TEGNA, Inc.	38,493,441
136,696	Time Warner Cable, Inc.	25,890,222
89,164	Time Warner, Inc.	6,717,616
895,335	Tribune Media Co., Class A	36,108,861
1,181,398	Twenty-First Century Fox, Inc., Class A	36,257,105
59,979	Walt Disney (The) Co.	6,822,011

		397,840,205

	Multiline Retail — 5.5%
364,728	Dillard’s, Inc., Class A	32,635,861
264,003	Dollar General Corp.	17,891,483
183,917	Dollar Tree, Inc. (a)	12,044,724
529,440	Kohl’s Corp.	24,417,773
372,655	Macy’s, Inc.	18,997,952
182,994	Nordstrom, Inc.	11,933,039
243,125	Target Corp.	18,764,388

		136,685,220

	Personal Products — 0.5%
226,514	Coty, Inc., Class A (b)	6,557,580
75,962	Estee Lauder (The) Cos., Inc., Class A	6,111,903

		12,669,483

	Professional Services — 0.3%
137,846	Nielsen Holdings PLC	6,549,064

	Real Estate Investment Trusts — 1.1%
1,178,772	Outfront Media, Inc.	27,830,807

	Road & Rail — 1.6%
81,007	AMERCO	32,913,954
140,316	Avis Budget Group, Inc. (a)	7,007,381

		39,921,335

	Specialty Retail — 23.9%
882,692	Aaron’s, Inc.	21,776,012
168,162	Advance Auto Parts, Inc.	33,368,386
328,700	AutoNation, Inc. (a)	20,770,553
33,865	AutoZone, Inc. (a)	26,564,045
330,246	Best Buy Co., Inc.	11,568,517
268,828	Cabela’s, Inc. (a) (b)	10,529,993

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
322,399	CarMax, Inc. (a)	$19,024,765
568,170	CST Brands, Inc.	20,414,348
385,495	Dick’s Sporting Goods, Inc.	17,173,802
968,709	DSW, Inc., Class A	24,159,602
442,876	Foot Locker, Inc.	30,004,849
594,964	GameStop Corp., Class A (b)	27,409,991
212,299	Home Depot (The), Inc.	26,248,648
212,190	L Brands, Inc.	20,365,996
355,760	Lowe’s Cos., Inc.	26,265,761
265,352	Michaels (The) Cos., Inc. (a)	6,203,930
446,183	Murphy USA, Inc. (a)	27,382,251
127,488	O’Reilly Automotive, Inc. (a)	35,219,835
954,751	Office Depot, Inc. (a)	7,275,203
506,150	Penske Automotive Group, Inc.	24,720,366
394,546	Ross Stores, Inc.	19,956,137
234,155	Signet Jewelers Ltd.	35,343,356
79,384	Tiffany & Co.	6,544,417
343,306	TJX (The) Cos., Inc.	25,126,566
290,773	Tractor Supply Co.	26,864,517
195,135	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	33,945,684
160,568	Williams-Sonoma, Inc.	11,841,890

		596,069,420

	Textiles, Apparel & Luxury Goods — 7.2%
135,256	Carter’s, Inc.	12,292,065
423,743	Coach, Inc.	13,220,782
438,766	Fossil Group, Inc. (a)	23,873,258
211,814	Hanesbrands, Inc.	6,765,339
259,213	NIKE, Inc., Class B	33,964,680
120,256	PVH Corp.	10,937,283
161,855	Ralph Lauren Corp.	17,928,678
713,154	Skechers U.S.A., Inc., Class A (a)	22,250,405
329,351	Under Armour, Inc., Class A (a)	31,314,693
89,854	VF Corp.	6,066,942

		178,614,125

	Total Common Stocks — 99.8%	2,490,653,329
	(Cost $2,380,778,906)

See Notes to Portfolio of Investments

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

Shares	Description	Value

	Money Market Funds — 2.4%
53,568,358	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	$53,568,358
5,026,278	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.03% (c)	5,026,278
	Total Money Market Funds — 2.4%	58,594,636
	(Cost $58,594,636)

Principal Value	Description	Value

	Repurchase Agreements — 0.5%
$2,475,560	JPMorgan Chase & Co., 0.04% (c), dated 10/31/15, due 11/02/15, with a maturity value of $2,475,569. Collateralized by U.S. Treasury Note, interest rate of 1.625%, due 07/31/19. The value of the collateral including accrued interest is $2,535,396. (d)	2,475,560
10,343,567	RBC Capital Markets LLC, 0.07% (c), dated 10/31/15, due 11/02/15, with a maturity value of $10,343,627. Collateralized by U.S. Treasury Note, interest rate of 1.625%, due 06/30/20. The value of the collateral including accrued interest is $10,608,387. (d)	10,343,567

	Total Repurchase Agreements — 0.5%	12,819,127
	(Cost $12,819,127)

	Total Investments — 102.7%	2,562,067,092
	(Cost $2,452,192,669) (e)
	Net Other Assets and Liabilities — (2.7)%	(67,172,435)

	Net Assets — 100.0%	$2,494,894,657

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $64,831,291 and the total value of the collateral held by the Fund is $66,387,485.
(c)	Interest rate shown reflects yield as of October 31, 2015.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $216,601,482 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $106,727,059.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$2,490,653,329	$—	$—
Money Market Funds	58,594,636	—	—
Repurchase Agreements	—	12,819,127	—
Total Investments	$2,549,247,965	$12,819,127	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2015.

See Notes to Portfolio of Investments

First Trust Consumer Staples AlphaDEX® Fund (FXG)

Portfolio of Investments
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Beverages — 13.0%
230,992	Brown-Forman Corp., Class B	$24,526,730
557,910	Coca-Cola (The) Co.	23,627,488
1,058,158	Coca-Cola Enterprises, Inc.	54,325,832
817,215	Constellation Brands, Inc., Class A	110,160,582
849,456	Dr Pepper Snapple Group, Inc.	75,915,883
378,581	Monster Beverage Corp. (a)	51,608,162
237,361	PepsiCo, Inc.	24,255,921

		364,420,598

	Food & Staples Retailing — 23.3%
1,060,573	CVS Health Corp.	104,763,401
3,545,999	Kroger (The) Co.	134,038,762
11,062,530	Rite Aid Corp. (a)	87,172,736
3,282,112	Sysco Corp.	135,387,120
1,539,167	Walgreens Boots Alliance, Inc.	130,336,662
2,121,640	Whole Foods Market, Inc.	63,564,334

		655,263,015

	Food Products — 42.0%
3,085,740	Archer-Daniels-Midland Co.	140,894,888
697,975	Bunge Ltd.	50,924,256
1,324,980	Campbell Soup Co.	67,295,734
1,657,606	ConAgra Foods, Inc.	67,215,923
5,169,940	Flowers Foods, Inc.	139,588,380
911,473	General Mills, Inc.	52,965,696
243,617	Hershey (The) Co.	21,606,392
2,020,290	Hormel Foods Corp.	136,470,589
1,171,942	Ingredion, Inc.	111,404,807
768,765	Kellogg Co.	54,213,308
817,108	McCormick & Co., Inc.	68,620,730
4,924,122	Pilgrim’s Pride Corp. (b)	93,509,077
534,472	Pinnacle Foods, Inc.	23,559,526
2,967,611	Tyson Foods, Inc., Class A	131,643,224
557,501	WhiteWave Foods (The) Co. (a)	22,846,391

		1,182,758,921

	Household Products — 8.0%
609,786	Church & Dwight Co., Inc.	52,496,477
581,231	Clorox (The) Co.	70,875,308
205,276	Kimberly-Clark Corp.	24,573,590
311,150	Procter & Gamble (The) Co.	23,765,637
559,088	Spectrum Brands Holdings, Inc.	53,588,585

		225,299,597

	Personal Products — 7.1%
1,877,481	Herbalife Ltd. (a) (b)	105,214,035
2,478,760	Nu Skin Enterprises, Inc., Class A (b)	94,713,420

		199,927,455

	Tobacco — 6.6%
1,234,366	Altria Group, Inc.	74,642,112

Shares	Description	Value

	Common Stocks (Continued)
	Tobacco (Continued)
2,311,358	Reynolds American, Inc.	$111,684,818

		186,326,930

	Total Common Stocks — 100.0%	2,813,996,516
	(Cost $2,682,286,925)

	Rights — 0.0%
	Food & Staples Retailing — 0.0%
5,790	Safeway Casa Ley, SA, CVR (a) (c)	5,876
5,790	Safeway PDC, LLC, CVR (a) (c)	283

	Total Rights — 0.0%	6,159
	(Cost $6,008)

	Money Market Funds — 5.5%
154,232,694	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (d) (e)	154,232,694
1,004,605	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.03% (d)	1,004,605
	Total Money Market Funds — 5.5%	155,237,299
	(Cost $155,237,299)

Principal Value	Description	Value

	Repurchase Agreements — 1.3%
$7,127,572	JPMorgan Chase & Co., 0.04% (d), dated 10/31/15, due 11/02/15, with a maturity value of $7,127,596. Collateralized by U.S. Treasury Note, interest rate of 1.625%, due 07/31/19. The value of the collateral including accrued interest is $7,299,851. (e)	7,127,572

See Notes to Portfolio of Investments

First Trust Consumer Staples AlphaDEX® Fund (FXG)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

Principal Value	Description	Value
	Repurchase Agreements (Continued)
$29,780,942	RBC Capital Markets LLC, 0.07% (d), dated 10/31/15, due 11/02/15, with a maturity value of $29,781,116. Collateralized by U.S. Treasury Note, interest rate of 1.625%, due 06/30/20. The value of the collateral including accrued interest is $30,543,406. (e)	$29,780,942

	Total Repurchase Agreements — 1.3%	36,908,514
	(Cost $36,908,514)

	Total Investments — 106.8%	3,006,148,488
	(Cost $2,874,438,746) (f)
	Net Other Assets and Liabilities — (6.8)%	(190,213,473)

	Net Assets — 100.0%	2,815,935,015

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $196,271,469 and the total value of the collateral held by the Fund is $191,141,208. The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On October 30, 2015, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from October 29 to October 30, the value of the related securities loaned was above the collateral value received.
(c)	This investment is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At October 31, 2015, securities noted as such amounted to $6,159 or 0.0% of net assets.
(d)	Interest rate shown reflects yield as of October 31, 2015.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $242,585,870 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $110,876,128.

CVR -	Contingent Value Rights

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$2,813,996,516	$—	$—
Rights*	—	6,159	—
Money Market Funds	155,237,299	—	—
Repurchase Agreements	—	36,908,514	—
Total Investments	$2,969,233,815	$36,914,673	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2015.

See Notes to Portfolio of Investments

First Trust Energy AlphaDEX® Fund (FXN)

Portfolio of Investments
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Energy Equipment & Services — 29.7%
22,477	Baker Hughes, Inc.	$1,184,088
202,820	Diamond Offshore Drilling, Inc. (a)	4,032,062
109,577	Dril-Quip, Inc. (b)	6,745,560
113,187	FMC Technologies, Inc. (b)	3,829,116
99,257	Halliburton Co.	3,809,484
134,991	Helmerich & Payne, Inc. (a)	7,595,944
247,535	Nabors Industries Ltd.	2,485,251
169,448	National Oilwell Varco, Inc.	6,378,023
321,613	Noble Corp. PLC (a)	4,332,127
119,104	Oceaneering International, Inc.	5,004,750
356,043	Patterson-UTI Energy, Inc.	5,301,480
217,263	Rowan Cos. PLC, Class A	4,275,736
528,634	RPC, Inc.	5,830,833
33,918	Schlumberger Ltd.	2,651,031
1,081,295	Seadrill Ltd. (a) (b)	6,995,979

		70,451,464

	Independent Power and Renewable Electricity Producers — 0.6%
82,249	TerraForm Power, Inc., Class A	1,501,044

	Oil, Gas & Consumable Fuels — 65.0%
19,367	Anadarko Petroleum Corp.	1,295,265
301,498	Antero Resources Corp. (a) (b)	7,106,308
1,349,541	California Resources Corp.	5,452,146
80,878	Chevron Corp.	7,350,193
23,796	Concho Resources, Inc. (b)	2,758,194
73,160	ConocoPhillips	3,903,086
119,347	CONSOL Energy, Inc.	794,851
80,744	Continental Resources, Inc. (b)	2,738,029
56,983	CVR Energy, Inc.	2,533,464
46,913	Energen Corp.	2,727,991
32,134	EOG Resources, Inc.	2,758,704
1,238,768	EP Energy Corp., Class A (a) (b)	6,825,612
18,060	EQT Corp.	1,193,224
62,924	Exxon Mobil Corp.	5,206,332
157,629	Gulfport Energy Corp. (b)	4,802,956
70,094	Hess Corp.	3,939,984
95,789	HollyFrontier Corp.	4,690,787
42,253	Kinder Morgan, Inc.	1,155,619
209,606	Kosmos Energy Ltd. (b)	1,429,513
124,029	Laredo Petroleum, Inc. (a) (b)	1,423,853
227,844	Marathon Oil Corp.	4,187,773
100,982	Marathon Petroleum Corp.	5,230,867
66,532	Memorial Resource Development Corp. (b)	1,176,951
263,620	Murphy Oil Corp.	7,494,717
155,018	Noble Energy, Inc.	5,555,845
82,861	PBF Energy, Inc., Class A	2,817,274
60,886	Phillips 66	5,421,898
19,233	Pioneer Natural Resources Co.	2,637,614

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
280,035	QEP Resources, Inc.	$4,329,341
145,656	Range Resources Corp. (a)	4,433,769
72,377	Rice Energy, Inc. (b)	1,104,473
199,116	SM Energy Co.	6,640,519
184,334	Southwestern Energy Co. (b)	2,035,047
44,525	Spectra Energy Corp.	1,272,079
45,406	Targa Resources Corp.	2,594,953
48,110	Tesoro Corp.	5,144,402
106,151	Valero Energy Corp.	6,997,474
229,782	Whiting Petroleum Corp. (b)	3,959,144
98,013	World Fuel Services Corp.	4,357,658
963,692	WPX Energy, Inc. (b)	6,610,927

		154,088,836

	Semiconductors & Semiconductor Equipment — 4.0%
109,437	First Solar, Inc. (b)	6,245,569
116,727	SunPower Corp. (a) (b)	3,132,953

		9,378,522

	Trading Companies & Distributors — 0.6%
79,026	NOW, Inc. (a) (b)	1,304,719

	Total Common Stocks — 99.9%	236,724,585
	(Cost $303,830,309)

	Money Market Funds — 11.4%
26,795,150	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	26,795,150
112,996	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.03% (c)	112,996
	Total Money Market Funds — 11.4%	26,908,146
	(Cost $26,908,146)

Principal Value	Description	Value

	Repurchase Agreements — 2.7%
$1,238,287	JPMorgan Chase & Co., 0.04% (c), dated 10/31/15, due 11/02/15, with a maturity value of $1,238,291. Collateralized by U.S. Treasury Note, interest rate of 1.625%, due 07/31/19. The value of the collateral including accrued interest is $1,268,218. (d)	1,238,287

See Notes to Portfolio of Investments

First Trust Energy AlphaDEX® Fund (FXN)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

Principal Value	Description	Value

	Repurchase Agreements (Continued)
$5,173,902	RBC Capital Markets LLC, 0.07% (c), dated 10/31/15, due 11/02/15, with a maturity value of $5,173,932. Collateralized by U.S. Treasury Note, interest rate of 1.625%, due 06/30/20. The value of the collateral including accrued interest is $5,306,366. (d)	$5,173,902

	Total Repurchase Agreements — 2.7%	6,412,189
	(Cost $6,412,189)

	Total Investments — 114.0%	270,044,920
	(Cost $337,150,644) (e)
	Net Other Assets and Liabilities — (14.0)%	(33,169,707)

	Net Assets — 100.0%	$236,875,213

(a)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $33,264,295 and the total value of the collateral held by the Fund is $33,207,340. The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On October 30, 2015, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from October 29 to October 30, the value of the related securities loaned was above the collateral value received.
(b)	Non-income producing security.
(c)	Interest rate shown reflects yield as of October 31, 2015.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,535,652 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $69,641,376.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$236,724,585	$—	$—
Money Market Funds	26,908,146	—	—
Repurchase Agreements	—	6,412,189	—
Total Investments	$263,632,731	$6,412,189	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2015.

See Notes to Portfolio of Investments

First Trust Financials AlphaDEX® Fund (FXO)

Portfolio of Investments
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Banks — 15.0%
280,767	Associated Banc-Corp.	$5,430,034
323,845	Bank of America Corp.	5,434,119
47,050	BankUnited, Inc.	1,749,319
141,730	BB&T Corp.	5,265,269
51,981	BOK Financial Corp.	3,492,084
216,242	CIT Group, Inc.	9,298,406
135,602	Citigroup, Inc.	7,209,958
140,977	Citizens Financial Group, Inc.	3,425,741
122,766	Comerica, Inc.	5,328,044
36,918	Commerce Bancshares, Inc.	1,681,615
52,902	Cullen/Frost Bankers, Inc.	3,620,613
87,548	East West Bancorp, Inc.	3,536,064
266,824	Fifth Third Bancorp	5,082,997
634,646	Huntington Bancshares, Inc.	6,962,067
110,338	JPMorgan Chase & Co.	7,089,216
387,814	KeyCorp	4,816,650
27,582	M&T Bank Corp.	3,305,703
78,578	PacWest Bancorp	3,539,153
106,925	People’s United Financial, Inc.	1,705,454
75,424	PNC Financial Services Group (The), Inc.	6,807,770
286,346	Popular, Inc.	8,467,251
559,996	Regions Financial Corp.	5,235,963
48,903	Signature Bank (a)	7,282,635
131,934	SunTrust Banks, Inc.	5,477,900
56,817	Synovus Financial Corp.	1,797,122
332,809	TCF Financial Corp.	5,121,930
82,019	U.S. Bancorp	3,459,561
98,263	Wells Fargo & Co.	5,319,959
122,138	Zions Bancorporation	3,513,910

		140,456,507

	Capital Markets — 8.7%
15,420	Ameriprise Financial, Inc.	1,778,851
128,885	Bank of New York Mellon (The) Corp.	5,368,060
5,651	BlackRock, Inc.	1,988,982
58,893	Charles Schwab (The) Corp.	1,797,414
127,748	E*TRADE Financial Corp. (a)	3,642,096
232,330	Franklin Resources, Inc.	9,469,771
38,713	Goldman Sachs Group (The), Inc.	7,258,688
127,827	Interactive Brokers Group, Inc., Class A	5,258,803
215,405	Invesco Ltd.	7,144,984
121,259	Legg Mason, Inc.	5,426,340
42,296	LPL Financial Holdings, Inc. (b)	1,801,810
106,793	Morgan Stanley	3,520,965
24,668	Northern Trust Corp.	1,736,381
67,775	Raymond James Financial, Inc.	3,735,080
139,484	SEI Investments Co.	7,228,061
50,057	State Street Corp.	3,453,933
24,205	T. Rowe Price Group, Inc.	1,830,382

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
248,966	Waddell & Reed Financial, Inc., Class A	$9,196,804

		81,637,405

	Consumer Finance — 5.4%
424,754	Ally Financial, Inc. (a)	8,461,100
22,692	American Express Co.	1,662,416
92,771	Capital One Financial Corp.	7,319,632
17,092	Credit Acceptance Corp. (a) (b)	3,231,926
97,044	Discover Financial Services	5,455,814
598,526	Navient Corp.	7,894,558
423,923	Santander Consumer USA Holdings, Inc. (a)	7,634,853
227,266	SLM Corp. (a)	1,604,498
76,944	Springleaf Holdings, Inc. (a)	3,609,443
107,458	Synchrony Financial (a) (b)	3,305,408

		50,179,648

	Diversified Financial Services — 5.9%
38,690	Berkshire Hathaway, Inc., Class B (a)	5,262,614
100,283	CBOE Holdings, Inc.	6,722,972
42,087	FactSet Research Systems, Inc.	7,370,276
36,843	Intercontinental Exchange, Inc.	9,299,173
249,037	Leucadia National Corp.	4,983,230
19,450	McGraw Hill Financial, Inc.	1,801,848
34,244	Moody’s Corp.	3,292,903
84,862	MSCI, Inc.	5,685,754
31,536	Nasdaq, Inc.	1,825,619
223,271	Voya Financial, Inc.	9,058,105

		55,302,494

	Insurance — 28.9%
65,070	ACE Ltd.	7,388,048
115,732	Aflac, Inc.	7,377,915
14,366	Alleghany Corp. (a)	7,129,415
176,253	Allied World Assurance Co. Holdings AG	6,408,559
115,519	Allstate (The) Corp.	7,148,316
73,221	American Financial Group, Inc.	5,285,824
152,343	American International Group, Inc.	9,606,750
137,440	AmTrust Financial Services, Inc.	9,376,157
18,979	Aon PLC	1,770,930
91,562	Arch Capital Group Ltd. (a)	6,857,078
122,224	Arthur J. Gallagher & Co.	5,344,856
144,773	Aspen Insurance Holdings Ltd.	7,037,416
21,286	Assurant, Inc.	1,735,448
346,251	Assured Guaranty Ltd.	9,501,127
161,131	Axis Capital Holdings Ltd.	8,701,074
108,614	Brown & Brown, Inc.	3,504,974
41,133	Chubb (The) Corp.	5,320,554
93,782	Cincinnati Financial Corp.	5,648,490
141,840	Endurance Specialty Holdings Ltd.	8,954,359

See Notes to Portfolio of Investments

First Trust Financials AlphaDEX® Fund (FXO)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
49,932	Everest Re Group, Ltd.	$8,886,398
244,057	FNF Group	8,610,331
86,584	Hanover Insurance Group (The), Inc.	7,294,702
110,215	Hartford Financial Services Group (The), Inc.	5,098,546
141,750	Lincoln National Corp.	7,585,042
46,536	Loews Corp.	1,696,703
10,801	Markel Corp. (a)	9,375,268
64,418	Marsh & McLennan Cos., Inc.	3,590,659
142,678	MetLife, Inc.	7,188,118
322,594	Old Republic International Corp.	5,819,596
48,430	PartnerRe Ltd.	6,731,770
71,050	Principal Financial Group, Inc.	3,563,868
137,097	ProAssurance Corp.	7,260,657
164,671	Progressive (The) Corp.	5,455,550
66,205	Prudential Financial, Inc.	5,461,912
74,256	Reinsurance Group of America, Inc.	6,700,861
81,413	RenaissanceRe Holdings Ltd.	8,925,307
14,733	StanCorp Financial Group, Inc.	1,690,170
59,645	Torchmark Corp.	3,460,006
86,966	Travelers (The) Cos., Inc.	9,817,592
52,436	Unum Group	1,816,907
192,073	Validus Holdings Ltd.	8,508,834
92,804	W. R. Berkley Corp.	5,181,247
185,223	XL Group PLC	7,053,292

		270,870,626

	IT Services — 9.9%
12,979	Alliance Data Systems Corp. (a)	3,858,786
156,386	Broadridge Financial Solutions, Inc.	9,317,478
232,513	CoreLogic, Inc. (a)	9,063,357
100,283	Fidelity National Information Services, Inc.	7,312,636
77,683	Fiserv, Inc. (a)	7,497,186
12,231	FleetCor Technologies, Inc. (a)	1,771,783
75,456	Global Payments, Inc.	10,292,953
96,650	Jack Henry & Associates, Inc.	7,474,911
55,986	MasterCard, Inc., Class A	5,542,054
190,549	Total System Services, Inc.	9,994,295
192,718	Vantiv, Inc., Class A (a)	9,664,808
96,583	Visa, Inc., Class A	7,492,909
183,196	Western Union (The) Co.	3,526,523

		92,809,679

	Media — 0.9%
215,018	Thomson Reuters Corp.	8,820,038

	Professional Services — 1.2%
16,011	Dun & Bradstreet (The) Corp.	1,823,173
89,076	Equifax, Inc.	9,492,829

		11,316,002

Shares	Description	Value

	Common Stocks (Continued)
	Real Estate Investment Trusts — 21.3%
38,242	American Tower Corp.	$3,909,480
181,137	Apple Hospitality REIT, Inc. (b)	3,572,022
84,179	BioMed Realty Trust, Inc.	1,970,630
14,204	Boston Properties, Inc.	1,787,573
22,761	Camden Property Trust	1,679,534
366,952	CBL & Associates Properties, Inc.	5,350,160
647,463	Chimera Investment Corp.	9,116,279
72,493	Columbia Property Trust, Inc.	1,800,726
227,736	Corrections Corp. of America	6,490,476
42,646	Crown Castle International Corp.	3,644,527
77,242	Digital Realty Trust, Inc.	5,712,818
395,022	Empire State Realty Trust, Inc., Class A	7,039,292
32,931	Equinix, Inc.	9,769,969
147,806	Equity LifeStyle Properties, Inc.	8,939,307
112,182	Extra Space Storage, Inc.	8,889,302
36,978	Federal Realty Investment Trust	5,305,973
56,630	Gaming and Leisure Properties, Inc.	1,651,897
64,757	General Growth Properties, Inc.	1,874,715
137,233	Healthcare Trust of America, Inc., Class A	3,610,600
131,498	Hospitality Properties Trust	3,529,406
319,134	Host Hotels & Resorts, Inc.	5,530,592
54,221	Iron Mountain, Inc.	1,661,332
137,691	Kimco Realty Corp.	3,685,988
53,380	Liberty Property Trust	1,815,988
112,685	Macerich (The) Co.	9,548,927
1,271,141	MFA Financial, Inc.	8,796,296
20,541	Mid-America Apartment Communities, Inc.	1,749,888
95,685	Omega Healthcare Investors, Inc.	3,303,046
85,134	Plum Creek Timber Co., Inc.	3,468,359
86,562	Post Properties, Inc.	5,171,214
86,475	Prologis, Inc.	3,695,077
40,906	Public Storage	9,386,291
76,210	Rayonier, Inc.	1,726,157
103,822	Senior Housing Properties Trust	1,577,056
27,466	Simon Property Group, Inc.	5,533,300
245,881	Starwood Property Trust, Inc.	4,939,749
102,012	Tanger Factory Outlet Centers, Inc.	3,565,319
97,393	Taubman Centers, Inc.	7,497,313
981,471	Two Harbors Investment Corp.	8,303,245
101,592	Weingarten Realty Investors	3,632,930
49,669	Welltower, Inc.	3,222,028
123,029	Weyerhaeuser Co.	3,608,441
29,094	WP Carey, Inc.	1,843,687

		198,906,909

	Real Estate Management & Development — 2.4%
157,670	CBRE Group, Inc., Class A (a)	5,877,938
334,192	Forest City Enterprises, Inc., Class A (a)	7,385,643
46,785	Jones Lang LaSalle, Inc.	7,799,527

See Notes to Portfolio of Investments

First Trust Financials AlphaDEX® Fund (FXO)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Real Estate Management & Development (Continued)
44,700	Realogy Holdings Corp. (a)	$1,747,770

		22,810,878

	Thrifts & Mortgage Finance — 0.2%
93,121	New York Community Bancorp, Inc.	1,538,359

	Total Common Stocks — 99.8%	934,648,545
	(Cost $932,031,898)

	Money Market Funds — 0.8%
6,146,787	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	6,146,787
1,377,345	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.03% (c)	1,377,345
	Total Money Market Funds — 0.8%	7,524,132
	(Cost $7,524,132)

Principal Value	Description	Value

	Repurchase Agreements — 0.2%
$284,062	JPMorgan Chase & Co., 0.04% (c), dated 10/31/15, due 11/02/15, with a maturity value of $284,063. Collateralized by U.S. Treasury Note, interest rate of 1.625%, due 07/31/19. The value of the collateral including accrued interest is $290,928. (d)	284,062

Principal Value	Description	Value

	Repurchase Agreements (Continued)
$1,186,889	RBC Capital Markets LLC, 0.07% (c), dated 10/31/15, due 11/02/15, with a maturity value of $1,186,896. Collateralized by U.S. Treasury Note, interest rate of 1.625%, due 06/30/20. The value of the collateral including accrued interest is $1,217,276. (d)	$1,186,889

	Total Repurchase Agreements — 0.2%	1,470,951
	(Cost $1,470,951)

	Total Investments — 100.8%	943,643,628
	(Cost $941,026,981) (e)
	Net Other Assets and Liabilities — (0.8)%	(7,387,444)

	Net Assets — 100.0%	$936,256,184

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $7,199,233 and the total value of the collateral held by the Fund is $7,617,738.
(c)	Interest rate shown reflects yield as of October 31, 2015.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $40,938,957 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $38,322,310.

See Notes to Portfolio of Investments

First Trust Financials AlphaDEX® Fund (FXO)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$934,648,545	$—	$—
Money Market Funds	7,524,132	—	—
Repurchase Agreements	—	1,470,951	—
Total Investments	$942,172,677	$1,470,951	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2015.

See Notes to Portfolio of Investments

First Trust Health Care AlphaDEX® Fund (FXH)

Portfolio of Investments
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Biotechnology — 10.1%
268,594	AbbVie, Inc.	$15,994,773
93,450	Alexion Pharmaceuticals, Inc. (a)	16,447,200
463,797	Baxalta, Inc.	15,982,445
138,762	BioMarin Pharmaceutical, Inc. (a)	16,240,704
405,315	Celgene Corp. (a)	49,736,204
297,676	Gilead Sciences, Inc.	32,187,706
662,297	Incyte Corp. (a)	77,839,766
459,568	Intrexon Corp. (a) (b)	15,441,485
125,676	Regeneron Pharmaceuticals, Inc. (a)	70,050,546
758,003	Seattle Genetics, Inc. (a)	31,449,544

		341,370,373

	Health Care Equipment & Supplies — 27.1%
726,720	Abbott Laboratories	32,557,056
1,214,062	Alere, Inc. (a)	55,992,540
772,424	Align Technology, Inc. (a)	50,562,875
2,224,399	Baxter International, Inc.	83,170,279
330,492	Becton, Dickinson and Co.	47,101,720
1,781,148	Boston Scientific Corp. (a)	32,559,386
392,201	C. R. Bard, Inc.	73,086,656
577,983	DENTSPLY International, Inc.	35,170,266
851,053	DexCom, Inc. (a)	70,909,736
411,180	Edwards Lifesciences Corp. (a)	64,616,937
1,405,494	Hill-Rom Holdings, Inc.	74,055,479
1,867,405	Hologic, Inc. (a)	72,567,358
787,302	IDEXX Laboratories, Inc. (a)	54,024,663
63,599	Intuitive Surgical, Inc. (a)	31,583,263
218,321	Medtronic PLC	16,138,288
313,141	Sirona Dental Systems, Inc. (a)	34,173,077
463,284	St. Jude Medical, Inc.	29,562,152
465,918	Stryker Corp.	44,551,079
117,656	Teleflex, Inc.	15,648,248

		918,031,058

	Health Care Providers & Services — 42.7%
661,579	Acadia Healthcare Co., Inc. (a)	40,627,566
667,872	Aetna, Inc.	76,658,348
615,405	AmerisourceBergen Corp.	59,392,736
417,551	Anthem, Inc.	58,102,222
1,273,022	Brookdale Senior Living, Inc. (a)	26,618,890
760,967	Cardinal Health, Inc.	62,551,487
808,464	Centene Corp. (a)	48,087,439
541,190	Cigna Corp.	72,541,108
1,708,478	Community Health Systems, Inc. (a)	47,905,723
606,151	DaVita HealthCare Partners, Inc. (a)	46,982,764
1,588,943	Envision Healthcare Holdings, Inc. (a)	44,808,193
722,052	Express Scripts Holding Co. (a)	62,370,852
755,651	HCA Holdings, Inc. (a)	51,981,232

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
1,213,410	Health Net, Inc. (a)	$77,973,727
440,455	Henry Schein, Inc. (a)	66,821,428
408,220	Humana, Inc.	72,920,339
404,194	Laboratory Corp. of America Holdings (a)	49,610,772
824,504	LifePoint Health, Inc. (a)	56,791,835
236,950	McKesson Corp.	42,366,660
951,579	MEDNAX, Inc. (a)	67,057,772
1,013,709	Patterson Cos., Inc.	48,049,807
713,243	Quest Diagnostics, Inc.	48,464,862
395,836	Tenet Healthcare Corp. (a)	12,417,375
629,872	UnitedHealth Group, Inc.	74,186,324
585,460	Universal Health Services, Inc., Class B	71,478,811
1,110,300	VCA, Inc. (a)	60,811,131

		1,447,579,403

	Health Care Technology — 3.4%
2,357,144	Allscripts Healthcare Solutions, Inc. (a)	33,141,445
438,375	athenahealth, Inc. (a)	66,830,269
243,732	Cerner Corp. (a)	16,156,994

		116,128,708

	Life Sciences Tools & Services — 5.9%
108,810	Bio-Rad Laboratories, Inc., Class A (a)	15,176,819
316,119	Bio-Techne Corp.	27,881,696
460,150	Charles River Laboratories International, Inc. (a)	30,020,186
83,123	Illumina, Inc. (a)	11,909,863
317,980	PerkinElmer, Inc.	16,420,487
1,050,334	Quintiles Transnational Holdings, Inc. (a)	66,853,759
239,028	Thermo Fisher Scientific, Inc.	31,260,082

		199,522,892

	Pharmaceuticals — 10.6%
161,300	Allergan PLC (a)	49,756,211
246,863	Bristol-Myers Squibb Co.	16,280,615
523,871	Eli Lilly and Co.	42,732,157
210,946	Endo International PLC (a)	12,654,650
469,660	Johnson & Johnson	47,449,750
1,183,583	Merck & Co., Inc.	64,694,647
1,088,996	Mylan N.V. (a)	48,013,834
185,848	Perrigo Co. PLC	29,315,663
930,550	Pfizer, Inc.	31,471,201

See Notes to Portfolio of Investments

First Trust Health Care AlphaDEX® Fund (FXH)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Pharmaceuticals (Continued)
354,886	Zoetis, Inc.	$15,263,647

		357,632,375

	Total Common Stocks — 99.8%	3,380,264,809
	(Cost $3,340,693,292)

	Money Market Funds — 0.5%
8,620,933	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	8,620,933
7,326,805	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.03% (c)	7,326,805
	Total Money Market Funds — 0.5%	15,947,738
	(Cost $15,947,738)

Principal Value	Description	Value

	Repurchase Agreements — 0.1%
$398,400	JPMorgan Chase & Co., 0.04% (c), dated 10/31/15, due 11/02/15, with a maturity value of $398,401. Collateralized by U.S. Treasury Note, interest rate of 1.625%, due 07/31/19. The value of the collateral including accrued interest is $408,030. (d)	398,400
1,664,624	RBC Capital Markets LLC, 0.07% (c), dated 10/31/15, due 11/02/15, with a maturity value of $1,664,634. Collateralized by U.S. Treasury Note, interest rate of 1.625%, due 06/30/20. The value of the collateral including accrued interest is $1,707,243. (d)	1,664,624

	Total Repurchase Agreements — 0.1%	2,063,024
	(Cost $2,063,024)

	Total Investments — 100.4%	3,398,275,571
	(Cost $3,358,704,054) (e)
	Net Other Assets and Liabilities — (0.4)%	(12,748,362)

	Net Assets — 100.0%	$3,385,527,209

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $10,411,834 and the total value of the collateral held by the Fund is $10,683,957.
(c)	Interest rate shown reflects yield as of October 31, 2015.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $202,470,571 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $162,899,054.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$3,380,264,809	$—	$—
Money Market Funds	15,947,738	—	—
Repurchase Agreements	—	2,063,024	—
Total Investments	$3,396,212,547	$2,063,024	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2015.

See Notes to Portfolio of Investments

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)

Portfolio of Investments
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 11.0%
12,021	Boeing (The) Co.	$1,779,950
17,116	General Dynamics Corp.	2,543,095
22,598	L-3 Communications Holdings, Inc.	2,856,387
15,196	Lockheed Martin Corp.	3,340,537
18,975	Northrop Grumman Corp.	3,562,556
7,218	Raytheon Co.	847,393
9,612	Rockwell Collins, Inc.	833,553
32,585	Spirit AeroSystems Holdings, Inc., Class A (a)	1,718,533
41,837	Textron, Inc.	1,764,266
7,415	TransDigm Group, Inc. (a)	1,630,188
93,586	Triumph Group, Inc.	4,359,236
26,552	United Technologies Corp.	2,612,982

		27,848,676

	Air Freight & Logistics — 3.9%
46,476	C.H. Robinson Worldwide, Inc.	3,224,505
83,701	Expeditors International of Washington, Inc.	4,167,473
23,935	United Parcel Service, Inc., Class B	2,465,783

		9,857,761

	Airlines — 9.6%
49,558	Alaska Air Group, Inc.	3,778,798
60,846	American Airlines Group, Inc.	2,812,302
93,917	Copa Holdings S.A., Class A (b)	4,744,687
87,750	Delta Air Lines, Inc.	4,461,210
152,802	JetBlue Airways Corp. (a)	3,795,602
62,120	Southwest Airlines Co.	2,875,535
29,697	United Continental Holdings, Inc. (a)	1,791,026

		24,259,160

	Building Products — 1.4%
36,243	A.O. Smith Corp.	2,784,187
13,649	Allegion PLC	889,506

		3,673,693

	Commercial Services & Supplies — 5.1%
105,350	ADT (The) Corp. (b)	3,480,764
27,541	Cintas Corp.	2,563,791
39,669	Pitney Bowes, Inc.	819,165
38,228	Republic Services, Inc.	1,672,093
22,601	Stericycle, Inc. (a)	2,743,083
16,200	Waste Connections, Inc.	882,576
15,822	Waste Management, Inc.	850,591

		13,012,063

	Construction & Engineering — 6.3%
57,252	AECOM (a)	1,687,216
99,279	Chicago Bridge & Iron Co. N.V. (b)	4,454,649
92,983	Fluor Corp.	4,445,517

Shares	Description	Value

	Common Stocks (Continued)
	Construction & Engineering (Continued)
84,159	Jacobs Engineering Group, Inc. (a)	$3,378,142
97,596	Quanta Services, Inc. (a)	1,962,656

		15,928,180

	Containers & Packaging — 1.4%
55,694	Avery Dennison Corp.	3,618,439

	Electrical Equipment — 4.4%
15,059	AMETEK, Inc.	825,534
76,767	Eaton Corp. PLC	4,292,043
71,312	Emerson Electric Co.	3,368,066
27,812	Hubbell, Inc., Class B	2,693,592

		11,179,235

	Electronic Equipment, Instruments & Components — 1.7%
56,273	FLIR Systems, Inc.	1,500,801
25,530	Keysight Technologies, Inc. (a)	844,532
47,965	Trimble Navigation Ltd. (a)	1,091,204
10,294	Zebra Technologies Corp., Class A (a)	791,609

		4,228,146

	Industrial Conglomerates — 1.3%
18,026	Carlisle Cos., Inc.	1,568,262
18,485	Danaher Corp.	1,724,835

		3,293,097

	IT Services — 6.5%
32,065	Accenture PLC, Class A	3,437,368
9,792	Automatic Data Processing, Inc.	851,806
90,131	Booz Allen Hamilton Holding Corp.	2,655,259
166,792	Genpact Ltd. (a)	4,133,106
33,061	Paychex, Inc.	1,705,287
404,706	Xerox Corp.	3,800,189

		16,583,015

	Life Sciences Tools & Services — 0.3%
6,673	Waters Corp. (a)	852,809

	Machinery — 28.5%
67,561	AGCO Corp.	3,269,277
29,514	Allison Transmission Holdings, Inc.	847,052
48,207	Caterpillar, Inc.	3,518,629
105,315	Colfax Corp. (a)	2,839,292
33,784	Crane Co.	1,778,390
36,270	Cummins, Inc.	3,754,308
21,293	Deere & Co.	1,660,854
28,053	Donaldson Co., Inc.	847,201
55,094	Dover Corp.	3,549,706
38,292	Flowserve Corp.	1,775,217
11,055	IDEX Corp.	848,582
94,230	ITT Corp.	3,729,623

See Notes to Portfolio of Investments

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
263,752	Joy Global, Inc.	$4,531,259
45,069	Lincoln Electric Holdings, Inc.	2,695,577
52,500	Manitowoc (The) Co., Inc. (b)	803,250
22,454	Middleby (The) Corp. (a)	2,625,771
60,382	PACCAR, Inc.	3,179,112
24,274	Parker-Hannifin Corp.	2,541,488
46,288	Pentair PLC	2,588,425
15,646	Snap-on, Inc.	2,595,515
330,350	SPX Corp.	4,046,788
16,235	Stanley Black & Decker, Inc.	1,720,585
219,505	Terex Corp.	4,403,270
55,824	Toro (The) Co.	4,201,873
173,702	Trinity Industries, Inc.	4,702,113
17,882	Wabtec Corp.	1,481,881
47,948	Xylem, Inc.	1,745,787

		72,280,825

	Marine — 1.6%
63,572	Kirby Corp. (a)	4,150,616

	Oil, Gas & Consumable Fuels — 0.7%
53,151	Teekay Corp.	1,707,742

	Professional Services — 2.2%
19,237	ManpowerGroup, Inc.	1,765,572
15,397	Robert Half International, Inc.	810,806
6,700	Towers Watson & Co., Class A	827,852
31,958	Verisk Analytics, Inc. (a)	2,288,512

		5,692,742

	Road & Rail — 6.1%
117,105	CSX Corp.	3,160,664
53,331	Genesee & Wyoming, Inc., Class A (a)	3,578,510
8,675	Kansas City Southern	717,943
37,236	Landstar System, Inc.	2,347,357
41,241	Norfolk Southern Corp.	3,300,517
31,920	Ryder System, Inc.	2,291,218

		15,396,209

	Technology Hardware, Storage & Peripherals — 0.7%
54,351	Lexmark International, Inc., Class A	1,765,864

	Trading Companies & Distributors — 5.6%
101,874	Air Lease Corp.	3,434,173
71,349	GATX Corp.	3,331,998
27,527	HD Supply Holdings, Inc. (a)	820,029
38,706	MSC Industrial Direct Co., Inc., Class A	2,429,576
84,738	WESCO International, Inc. (a) (b)	4,146,230

		14,162,006

Shares	Description	Value

	Common Stocks (Continued)
	Transportation Infrastructure — 1.7%
52,748	Macquarie Infrastructure Corp.	$4,196,103

	Total Common Stocks — 100.0%	253,686,381
	(Cost $291,796,134)

	Money Market Funds — 2.8%
7,087,715	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	7,087,715
55,483	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.03% (c)	55,483
	Total Money Market Funds — 2.8%	7,143,198
	(Cost $7,143,198)

Principal Value	Description	Value

	Repurchase Agreements — 0.7%
$327,545	JPMorgan Chase & Co., 0.04% (c), dated 10/31/15, due 11/02/15, with a maturity value of $327,546. Collateralized by U.S. Treasury Note, interest rate of 1.625%, due 07/31/19. The value of the collateral including accrued interest is $335,462. (d)	327,545
1,368,574	RBC Capital Markets LLC, 0.07% (c), dated 10/31/15, due 11/02/15, with a maturity value of $1,368,582. Collateralized by U.S. Treasury Note, interest rate of 1.625%, due 06/30/20. The value of the collateral including accrued interest is $1,403,613. (d)	1,368,574

	Total Repurchase Agreements — 0.7%	1,696,119
	(Cost $1,696,119)

	Total Investments — 103.5%	262,525,698
	(Cost $300,635,451) (e)
	Net Other Assets and Liabilities — (3.5)%	(8,795,089)

	Net Assets — 100.0%	$253,730,609

See Notes to Portfolio of Investments

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $8,622,686 and the total value of the collateral held by the Fund is $8,783,834.
(c)	Interest rate shown reflects yield as of October 31, 2015.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $10,956,600 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $49,066,353.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$253,686,381	$—	$—
Money Market Funds	7,143,198	—	—
Repurchase Agreements	—	1,696,119	—
Total Investments	$260,829,579	$1,696,119	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2015.

See Notes to Portfolio of Investments

First Trust Materials AlphaDEX® Fund (FXZ)

Portfolio of Investments
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 2.8%
25,403	Hexcel Corp.	$1,176,667
7,441	Precision Castparts Corp.	1,717,457

		2,894,124

	Building Products — 8.0%
27,652	Lennox International, Inc.	3,672,462
45,257	Masco Corp.	1,312,453
40,786	Owens Corning	1,856,987
64,213	USG Corp. (a)	1,513,500

		8,355,402

	Chemicals — 33.9%
4,466	Air Products and Chemicals, Inc.	620,685
19,135	Airgas, Inc.	1,840,022
12,920	Albemarle Corp.	691,478
5,663	Ashland, Inc.	621,344
28,889	Celanese Corp., Series A	2,052,564
264,198	Chemours (The) Co.	1,830,892
42,435	Cytec Industries, Inc.	3,158,013
53,754	Dow Chemical (The) Co.	2,777,469
23,643	E.I. du Pont de Nemours and Co.	1,498,966
35,216	Eastman Chemical Co.	2,541,539
10,386	Ecolab, Inc.	1,249,955
235,206	Huntsman Corp.	3,097,663
5,518	International Flavors & Fragrances, Inc.	640,419
100,734	Mosaic (The) Co.	3,403,802
11,188	Praxair, Inc.	1,242,875
13,602	RPM International, Inc.	621,747
37,474	Scotts Miracle-Gro (The) Co., Class A	2,479,280
4,102	Sigma-Aldrich Corp.	573,131
6,123	W.R. Grace & Co. (a)	614,137
60,394	Westlake Chemical Corp.	3,639,946

		35,195,927

	Construction Materials — 6.4%
20,624	Martin Marietta Materials, Inc.	3,199,814
35,133	Vulcan Materials Co.	3,393,145

		6,592,959

	Containers & Packaging — 15.8%
17,277	AptarGroup, Inc.	1,270,896
9,161	Ball Corp.	627,529
43,198	Bemis Co., Inc.	1,977,604
12,454	Crown Holdings, Inc. (a)	660,560
89,099	Graphic Packaging Holding Co.	1,261,642
18,942	Packaging Corp. of America	1,296,580
36,462	Sealed Air Corp.	1,791,013
32,847	Silgan Holdings, Inc.	1,670,927
60,391	Sonoco Products Co.	2,578,092
60,922	WestRock Co.	3,275,167

		16,410,010

Shares	Description	Value

	Common Stocks (Continued)
	Electrical Equipment — 2.7%
12,981	Acuity Brands, Inc.	$2,837,647

	Machinery — 2.5%
11,223	Ingersoll-Rand PLC	665,075
18,014	Valmont Industries, Inc.	1,953,438

		2,618,513

	Metals & Mining — 20.9%
235,937	Alcoa, Inc.	2,106,917
160,730	Allegheny Technologies, Inc.	2,362,731
7,270	Compass Minerals International, Inc.	590,615
195,011	Newmont Mining Corp.	3,794,914
60,696	Nucor Corp.	2,567,441
58,023	Reliance Steel & Aluminum Co.	3,479,059
63,973	Southern Copper Corp. (b)	1,775,891
66,331	Steel Dynamics, Inc.	1,225,134
147,232	Tahoe Resources, Inc.	1,229,387
218,728	United States Steel Corp. (b)	2,554,743

		21,686,832

	Paper & Forest Products — 4.7%
87,660	Domtar Corp.	3,615,098
30,155	International Paper Co.	1,287,317

		4,902,415

	Trading Companies & Distributors — 2.3%
19,237	Watsco, Inc.	2,366,728

	Total Common Stocks — 100.0%	103,860,557
	(Cost $112,098,011)

	Money Market Funds — 2.5%
2,559,105	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	2,559,105
53,709	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.03% (c)	53,709
	Total Money Market Funds — 2.5%	2,612,814
	(Cost $2,612,814)

See Notes to Portfolio of Investments

First Trust Materials AlphaDEX® Fund (FXZ)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

Principal Value	Description	Value

	Repurchase Agreements — 0.6%
$118,264	JPMorgan Chase & Co., 0.04% (c), dated 10/31/15, due 11/02/15, with a maturity value of $118,265. Collateralized by U.S. Treasury Note, interest rate of 1.625%, due 07/31/19. The value of the collateral including accrued interest is $121,123. (d)	$118,264
494,140	RBC Capital Markets LLC, 0.07% (c), dated 10/31/15, due 11/02/15, with a maturity value of $494,143. Collateralized by U.S. Treasury Note, interest rate of 1.625%, due 06/30/20. The value of the collateral including accrued interest is $506,791. (d)	494,140

	Total Repurchase Agreements — 0.6%	612,404
	(Cost $612,404)

	Total Investments — 103.1%	107,085,775
	(Cost $115,323,229) (e)
	Net Other Assets and Liabilities — (3.1)%	(3,215,136)

	Net Assets — 100.0%	$103,870,639

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $3,180,718 and the total value of the collateral held by the Fund is $3,171,509. The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On October 30, 2015, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from October 29 to October 30, the value of the related securities loaned was above the collateral value received.
(c)	Interest rate shown reflects yield as of October 31, 2015.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,255,694 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $12,493,148.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$103,860,557	$—	$—
Money Market Funds	2,612,814	—	—
Repurchase Agreements	—	612,404	—
Total Investments	$106,473,371	$612,404	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2015.

See Notes to Portfolio of Investments

First Trust Technology AlphaDEX® Fund (FXL)

Portfolio of Investments
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Communications Equipment — 12.4%
383,477	ARRIS Group, Inc. (a)	$10,837,060
1,274,245	Brocade Communications Systems, Inc.	13,277,633
284,540	Cisco Systems, Inc.	8,208,979
248,723	CommScope Holding Co., Inc. (a)	8,066,087
43,000	F5 Networks, Inc. (a)	4,738,600
68,072	Harris Corp.	5,386,537
193,677	Juniper Networks, Inc.	6,079,521
109,230	Motorola Solutions, Inc.	7,642,823
57,901	Palo Alto Networks, Inc. (a)	9,322,061
185,351	QUALCOMM, Inc.	11,013,557

		84,572,858

	Electronic Equipment, Instruments & Components — 13.8%
48,854	Amphenol Corp., Class A	2,648,864
180,154	Arrow Electronics, Inc. (a)	9,906,668
309,903	Avnet, Inc.	14,078,893
323,707	CDW Corp.	14,466,466
772,586	Corning, Inc.	14,370,100
229,116	Dolby Laboratories, Inc., Class A	7,943,452
485,560	Ingram Micro, Inc., Class A	14,459,977
32,770	IPG Photonics Corp. (a)	2,707,457
591,268	Jabil Circuit, Inc.	13,587,339

		94,169,216

	Health Care Technology — 0.7%
171,114	IMS Health Holdings, Inc. (a)	4,657,723

	Internet Software & Services — 10.5%
108,155	Akamai Technologies, Inc. (a)	6,577,987
15,600	Alphabet, Inc., Class A (a)	11,503,284
16,368	Alphabet, Inc., Class C (a)	11,634,538
110,780	Facebook, Inc., Class A (a)	11,296,236
38,145	IAC/InterActiveCorp	2,556,096
13,094	LinkedIn Corp., Class A (a)	3,153,952
105,856	VeriSign, Inc. (a) (b)	8,531,994
457,511	Yahoo!, Inc. (a)	16,296,542

		71,550,629

	IT Services — 11.1%
131,314	Amdocs Ltd.	7,822,375
159,062	Cognizant Technology Solutions Corp., Class A (a)	10,833,713
40,562	Computer Sciences Corp.	2,701,024
125,800	DST Systems, Inc.	15,366,470
88,993	Gartner, Inc. (a)	8,068,995
51,522	International Business Machines Corp.	7,217,202
180,807	Leidos Holdings, Inc.	9,505,024

Shares	Description	Value

	Common Stocks (Continued)
	IT Services (Continued)
486,632	Sabre Corp.	$14,268,050

		75,782,853

	Semiconductors & Semiconductor Equipment — 18.0%
99,430	Altera Corp.	5,225,047
44,136	Analog Devices, Inc.	2,653,456
677,938	Applied Materials, Inc.	11,369,020
79,665	Avago Technologies Ltd.	9,809,152
145,230	Broadcom Corp., Class A	7,464,822
438,841	Intel Corp.	14,859,156
152,440	Lam Research Corp.	11,675,380
1,461,510	Marvell Technology Group Ltd.	11,998,997
74,543	Maxim Integrated Products, Inc.	3,054,772
57,780	Microchip Technology, Inc. (b)	2,790,196
882,955	Micron Technology, Inc. (a)	14,621,735
101,003	NVIDIA Corp.	2,865,455
529,729	ON Semiconductor Corp. (a)	5,827,019
59,131	Skyworks Solutions, Inc.	4,567,278
276,482	Teradyne, Inc.	5,396,929
50,277	Texas Instruments, Inc.	2,851,711
117,440	Xilinx, Inc.	5,592,493

		122,622,618

	Software — 25.0%
80,600	Activision Blizzard, Inc.	2,801,656
90,844	Adobe Systems, Inc. (a)	8,054,229
56,497	ANSYS, Inc. (a)	5,384,729
364,795	CA, Inc.	10,108,469
481,571	Cadence Design Systems, Inc. (a)	10,700,508
104,217	CDK Global, Inc.	5,188,964
71,874	Citrix Systems, Inc. (a)	5,900,855
195,227	Electronic Arts, Inc. (a)	14,070,010
311,362	Fortinet, Inc. (a)	10,698,398
183,879	King Digital Entertainment PLC (b)	2,750,830
168,757	Microsoft Corp.	8,883,369
29,675	NetSuite, Inc. (a)	2,524,452
137,858	Oracle Corp.	5,354,405
103,912	Red Hat, Inc. (a)	8,220,478
143,438	salesforce.com, Inc. (a)	11,146,567
71,699	ServiceNow, Inc. (a)	5,854,223
184,424	Solera Holdings, Inc.	10,080,616
44,981	Splunk, Inc. (a)	2,526,133
142,188	SS&C Technologies Holdings, Inc.	10,543,240
383,625	Symantec Corp.	7,902,675
107,827	Synopsys, Inc. (a)	5,389,194
31,207	Tableau Software, Inc., Class A (a)	2,620,140
55,633	Ultimate Software Group (The), Inc. (a)	11,368,604
31,599	VMware, Inc., Class A (a) (b)	1,900,680

		169,973,424

See Notes to Portfolio of Investments

First Trust Technology AlphaDEX® Fund (FXL)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Technology Hardware, Storage & Peripherals — 8.1%
45,145	Apple, Inc.	$5,394,828
309,155	EMC Corp.	8,106,044
516,465	HP, Inc.	13,923,896
168,225	NetApp, Inc.	5,719,650
137,478	SanDisk Corp.	10,585,806
166,499	Western Digital Corp.	11,125,463

		54,855,687

	Wireless Telecommunication Services — 0.4%
23,771	SBA Communications Corp., Class A (a)	2,829,224

	Total Common Stocks — 100.0%	681,014,232
	(Cost $670,714,602)

	Money Market Funds — 0.9%
5,846,196	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	5,846,196
353,580	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.03% (c)	353,580
	Total Money Market Funds — 0.9%	6,199,776
	(Cost $6,199,776)

Principal Value	Description	Value

	Repurchase Agreements — 0.2%
$270,171	JPMorgan Chase & Co., 0.04% (c), dated 10/31/15, due 11/02/15, with a maturity value of $270,172. Collateralized by U.S. Treasury Note, interest rate of 1.625%, due 07/31/19. The value of the collateral including accrued interest is $276,701. (d)	270,171

Principal Value	Description	Value

	Repurchase Agreements (Continued)
$1,128,848	RBC Capital Markets LLC, 0.07% (c), dated 10/31/15, due 11/02/15, with a maturity value of $1,128,854. Collateralized by U.S. Treasury Note, interest rate of 1.625%, due 06/30/20. The value of the collateral including accrued interest is $1,157,749. (d)	$1,128,848

	Total Repurchase Agreements — 0.2%	1,399,019
	(Cost $1,399,019)

	Total Investments — 101.1%	688,613,027
	(Cost $678,313,397) (e)
	Net Other Assets and Liabilities — (1.1)%	(7,743,350)

	Net Assets — 100.0%	$680,869,677

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $7,129,451 and the total value of the collateral held by the Fund is $7,245,215.
(c)	Interest rate shown reflects yield as of October 31, 2015.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $50,971,918 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $40,672,288.

See Notes to Portfolio of Investments

First Trust Technology AlphaDEX® Fund (FXL)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$681,014,232	$—	$—
Money Market Funds	6,199,776	—	—
Repurchase Agreements	—	1,399,019	—
Total Investments	$687,214,008	$1,399,019	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2015.

See Notes to Portfolio of Investments

First Trust Utilities AlphaDEX® Fund (FXU)

Portfolio of Investments
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Diversified Telecommunication Services — 8.8%
43,876	AT&T, Inc.	$1,470,285
284,528	CenturyLink, Inc.	8,026,535
1,203,761	Frontier Communications Corp.	6,187,331

		15,684,151

	Electric Utilities — 37.5%
100,560	American Electric Power Co., Inc.	5,696,724
39,741	Duke Energy Corp.	2,840,289
90,660	Edison International	5,486,743
87,832	Entergy Corp.	5,986,629
56,478	Eversource Energy	2,876,989
240,651	Exelon Corp.	6,718,976
136,965	FirstEnergy Corp.	4,273,308
211,616	Great Plains Energy, Inc.	5,819,440
49,825	Hawaiian Electric Industries, Inc.	1,457,880
43,960	NextEra Energy, Inc.	4,512,934
208,986	OGE Energy Corp.	5,958,191
118,037	Pepco Holdings, Inc.	3,143,325
44,573	Pinnacle West Capital Corp.	2,830,831
86,924	PPL Corp.	2,990,186
31,979	Southern (The) Co.	1,442,253
74,374	Westar Energy, Inc.	2,952,648
40,369	Xcel Energy, Inc.	1,438,347

		66,425,693

	Gas Utilities — 5.1%
23,418	AGL Resources, Inc.	1,463,625
24,570	Atmos Energy Corp.	1,547,910
220,937	Questar Corp.	4,562,349
41,052	UGI Corp.	1,505,377

		9,079,261

	Independent Power and Renewable Electricity Producers — 11.4%
584,051	AES (The) Corp.	6,395,359
489,544	Calpine Corp. (a)	7,592,827
481,302	NRG Energy, Inc.	6,203,983

		20,192,169

	Multi-Utilities — 33.4%
48,878	Alliant Energy Corp.	2,884,780
101,452	Ameren Corp.	4,431,423
237,716	CenterPoint Energy, Inc.	4,409,632
42,767	Consolidated Edison, Inc.	2,811,930
53,359	DTE Energy Co.	4,353,561
415,542	MDU Resources Group, Inc.	7,837,122
385,300	NiSource, Inc.	7,382,348
81,220	PG&E Corp.	4,337,148
169,529	Public Service Enterprise Group, Inc.	6,999,852
127,040	SCANA Corp.	7,523,309
14,780	Sempra Energy	1,513,620

Shares	Description	Value

	Common Stocks (Continued)
	Multi-Utilities (Continued)
102,080	Vectren Corp.	$4,641,578

		59,126,303

	Wireless Telecommunication Services — 3.7%
229,080	Telephone & Data Systems, Inc.	6,560,851

	Total Common Stocks — 99.9%	177,068,428
	(Cost $189,981,732)

	Money Market Funds — 0.0%
51,959	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.03% (b)	51,959
	(Cost $51,959)

	Total Investments — 99.9%	177,120,387
	(Cost $190,033,691) (c)
	Net Other Assets and Liabilities — 0.1%	166,907

	Net Assets — 100.0%	$177,287,294

(a)	Non-income producing security.
(b)	Interest rate shown reflects yield as of October 31, 2015.
(c)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,474,864 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $14,388,168.

See Notes to Portfolio of Investments

First Trust Utilities AlphaDEX® Fund (FXU)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$177,068,428	$—	$—
Money Market Funds	51,959	—	—
Total Investments	$177,120,387	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2015.

See Notes to Portfolio of Investments

First Trust Exchange–Traded AlphaDEX® Fund

Notes to Portfolio of Investments

Sector Funds

October 31, 2015 (Unaudited)

1. Organization

First Trust Exchange-Traded AlphaDEX® Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Trust currently consists of twenty-one exchange-traded funds considered either a Sector Fund or a Style Fund. This report covers the nine Sector Funds listed below. The shares of each Sector Fund are listed and traded on the NYSE Arca, Inc.

First Trust Consumer Discretionary AlphaDEX® Fund – (ticker “FXD”)

First Trust Consumer Staples AlphaDEX® Fund – (ticker “FXG”)

First Trust Energy AlphaDEX® Fund – (ticker “FXN”)

First Trust Financials AlphaDEX® Fund – (ticker “FXO”)

First Trust Health Care AlphaDEX® Fund – (ticker “FXH”)

First Trust Industrials/Producer Durables AlphaDEX® Fund – (ticker “FXR”)

First Trust Materials AlphaDEX® Fund – (ticker “FXZ”)

First Trust Technology AlphaDEX® Fund – (ticker “FXL”)

First Trust Utilities AlphaDEX® Fund – (ticker “FXU”)

The Funds, each of which is an investment company within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2. Valuation and Investment Practices

A. Portfolio Valuation

Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees (the “Board”), and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:

Common stocks and other equity securities listed on any national or foreign exchange (excluding The NASDAQ® Stock Market LLC (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

Shares of open-end funds are valued at fair value which is based on NAV per share.

First Trust Exchange–Traded AlphaDEX® Fund

Notes to Portfolio of Investments (Continued)

Sector Funds

October 31, 2015 (Unaudited)

Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

1) the type of security;
2) the size of the holding;
3) the initial cost of the security;
4) transactions in comparable securities;
5) price quotes from dealers and/or pricing services;
6) relationships among various securities;
7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8) an analysis of the issuer’s financial statements; and
9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

ο Quoted prices for similar investments in active markets.

ο Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

ο Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

First Trust Exchange–Traded AlphaDEX® Fund

Notes to Portfolio of Investments (Continued)

Sector Funds

October 31, 2015 (Unaudited)

ο Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

• Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of October 31, 2015, is included with each Fund’s Portfolio of Investments.

B. Securities Transactions

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. Securities Lending

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At October 31, 2015, all of the Funds except for FXU have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing

First Trust Exchange–Traded AlphaDEX® Fund

Notes to Portfolio of Investments (Continued)

Sector Funds

October 31, 2015 (Unaudited)

replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

D. Repurchase Agreements

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury Notes. The U.S. Treasury Notes are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury Notes can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund is less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year-to-date period (August 1, 2015 through October 31, 2015), were received as collateral for lending securities.

3. Subsequent Event

At a meeting on December 7, 2015, the Board accepted Mr. Bradley’s resignation from his position as the President and Chief Executive Officer of the Trust, effective December 31, 2015. At the same meeting, the Board elected Mr. Dykas to serve as the President and Chief Executive Officer and Mr. Donald Swade, formerly an Assistant Treasurer of the Trust, to serve as the Treasurer, Chief Financial Officer and Chief Accounting Officer of the Trust.

Additional Information

First Trust Exchange-Traded AlphaDEX® Fund

Sector Funds

October 31, 2015 (Unaudited)

Licensing Information

Each of the StrataQuant® Consumer Discretionary Index, StrataQuant® Consumer Staples Index, StrataQuant® Energy Index, StrataQuant® Financials Index, StrataQuant® Health Care Index, StrataQuant® Industrials Index, StrataQuant® Materials Index, StrataQuant® Technology Index and StrataQuant® Utilities Index (the “StrataQuant® Series”) is a registered trademark of the NYSE Group, Inc. or its affiliates (“NYSE”) and is licensed for use by First Trust Portfolios L.P. for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the NYSE. The NYSE makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or the Funds particularly or as to the result to be obtained by any person from the use of the StrataQuant® Series in connection with the trading of the Funds.

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 2.6%
33,205	Boeing (The) Co.	$4,916,664
31,520	General Dynamics Corp.	4,683,242
15,307	Honeywell International, Inc.	1,580,907
41,602	L-3 Communications Holdings, Inc.	5,258,493
27,966	Lockheed Martin Corp.	6,147,766
34,936	Northrop Grumman Corp.	6,559,234
12,619	Precision Castparts Corp.	2,912,591
26,531	Raytheon Co.	3,114,739
17,710	Rockwell Collins, Inc.	1,535,811
115,522	Textron, Inc.	4,871,563
48,862	United Technologies Corp.	4,808,510

		46,389,520

	Air Freight & Logistics — 1.1%
85,536	C.H. Robinson Worldwide, Inc.	5,934,488
156,082	Expeditors International of Washington, Inc.	7,771,323
10,067	FedEx Corp.	1,570,955
44,059	United Parcel Service, Inc., Class B	4,538,958

		19,815,724

	Airlines — 1.3%
111,981	American Airlines Group, Inc.	5,175,762
163,666	Delta Air Lines, Inc.	8,320,779
114,307	Southwest Airlines Co.	5,291,271
81,965	United Continental Holdings, Inc. (a)	4,943,309

		23,731,121

	Auto Components — 1.1%
139,400	BorgWarner, Inc.	5,969,108
19,061	Delphi Automotive PLC	1,585,684
250,381	Goodyear Tire & Rubber (The) Co.	8,222,512
70,088	Johnson Controls, Inc.	3,166,576

		18,943,880

	Automobiles — 0.9%
320,430	Ford Motor Co.	4,745,568
244,626	General Motors Co.	8,539,894
52,802	Harley-Davidson, Inc.	2,611,059

		15,896,521

	Banks — 2.6%
186,060	Bank of America Corp.	3,122,087
81,428	BB&T Corp.	3,025,050
87,648	Citigroup, Inc.	4,660,244
70,531	Comerica, Inc.	3,061,045
153,296	Fifth Third Bancorp	2,920,289
410,211	Huntington Bancshares, Inc.	4,500,015
71,318	JPMorgan Chase & Co.	4,582,182
111,407	KeyCorp	1,383,675
11,885	M&T Bank Corp.	1,424,417

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
48,747	PNC Financial Services Group (The), Inc.	$4,399,904
321,734	Regions Financial Corp.	3,008,213
75,806	SunTrust Banks, Inc.	3,147,465
35,343	U.S. Bancorp	1,490,768
56,452	Wells Fargo & Co.	3,056,311
52,629	Zions Bancorporation	1,514,136

		45,295,801

	Beverages — 1.9%
29,916	Brown-Forman Corp., Class B	3,176,481
36,127	Coca-Cola (The) Co.	1,529,979
89,932	Coca-Cola Enterprises, Inc.	4,617,109
58,651	Constellation Brands, Inc., Class A	7,906,155
73,341	Dr Pepper Snapple Group, Inc.	6,554,485
34,917	Molson Coors Brewing Co., Class B	3,076,188
32,176	Monster Beverage Corp. (a)	4,386,232
15,370	PepsiCo, Inc.	1,570,660

		32,817,289

	Biotechnology — 0.6%
26,799	Celgene Corp. (a)	3,288,505
14,761	Gilead Sciences, Inc.	1,596,107
9,348	Regeneron Pharmaceuticals, Inc. (a)	5,210,482

		10,095,094

	Building Products — 0.5%
50,274	Allegion PLC	3,276,357
172,686	Masco Corp.	5,007,894

		8,284,251

	Capital Markets — 1.8%
8,477	Affiliated Managers Group, Inc. (a)	1,528,064
74,044	Bank of New York Mellon (The) Corp.	3,083,932
55,048	E*TRADE Financial Corp. (a)	1,569,418
197,093	Franklin Resources, Inc.	8,033,511
25,024	Goldman Sachs Group (The), Inc.	4,692,000
139,233	Invesco Ltd.	4,618,359
46,013	Morgan Stanley	1,517,049
21,265	Northern Trust Corp.	1,496,843
62,564	T. Rowe Price Group, Inc.	4,731,090

		31,270,266

	Chemicals — 2.7%
32,451	Airgas, Inc.	3,120,488
129,123	CF Industries Holdings, Inc.	6,555,575
136,737	Dow Chemical (The) Co.	7,065,201
60,142	E.I. du Pont de Nemours and Co.	3,813,003
44,790	Eastman Chemical Co.	3,232,494
13,210	Ecolab, Inc.	1,589,824

See Notes to Portfolio of Investments

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
14,037	International Flavors & Fragrances, Inc.	$1,629,134
88,096	LyondellBasell Industries N.V., Class A	8,184,999
16,984	Monsanto Co.	1,583,248
236,055	Mosaic (The) Co.	7,976,298
14,229	Praxair, Inc.	1,580,700
10,433	Sigma-Aldrich Corp.	1,457,699

		47,788,663

	Commercial Services & Supplies — 1.4%
193,901	ADT (The) Corp.	6,406,489
50,708	Cintas Corp.	4,720,408
73,018	Pitney Bowes, Inc.	1,507,822
105,540	Republic Services, Inc.	4,616,320
41,617	Stericycle, Inc. (a)	5,051,055
29,099	Waste Management, Inc.	1,564,362

		23,866,456

	Communications Equipment — 0.8%
220,863	Cisco Systems, Inc.	6,371,897
25,033	F5 Networks, Inc. (a)	2,758,637
63,589	Motorola Solutions, Inc.	4,449,322

		13,579,856

	Construction & Engineering — 1.0%
173,404	Fluor Corp.	8,290,445
154,893	Jacobs Engineering Group, Inc. (a)	6,217,405
179,605	Quanta Services, Inc. (a)	3,611,857

		18,119,707

	Construction Materials — 0.9%
48,330	Martin Marietta Materials, Inc.	7,498,400
82,328	Vulcan Materials Co.	7,951,238

		15,449,638

	Consumer Finance — 0.4%
59,959	Capital One Financial Corp.	4,730,765
55,757	Discover Financial Services	3,134,659

		7,865,424

	Containers & Packaging — 0.7%
92,752	Sealed Air Corp.	4,555,978
142,762	WestRock Co.	7,674,885

		12,230,863

	Distributors — 0.2%
34,972	Genuine Parts Co.	3,174,059

	Diversified Consumer Services — 0.3%
160,156	H&R Block, Inc.	5,967,413

Shares	Description	Value

	Common Stocks (Continued)
	Diversified Financial Services — 0.6%
24,672	Intercontinental Exchange, Inc.	$6,227,213
143,081	Leucadia National Corp.	2,863,051
14,760	Moody’s Corp.	1,419,321

		10,509,585

	Diversified Telecommunication Services — 1.0%
88,975	AT&T, Inc.	2,981,552
292,344	CenturyLink, Inc.	8,247,024
1,220,556	Frontier Communications Corp.	6,273,658

		17,502,234

	Electric Utilities — 3.6%
101,963	American Electric Power Co., Inc.	5,776,204
60,442	Duke Energy Corp.	4,319,790
91,924	Edison International	5,563,240
89,057	Entergy Corp.	6,070,125
85,899	Eversource Energy	4,375,695
247,262	Exelon Corp.	6,903,555
138,877	FirstEnergy Corp.	4,332,962
44,574	NextEra Energy, Inc.	4,575,967
179,531	Pepco Holdings, Inc.	4,780,911
67,793	Pinnacle West Capital Corp.	4,305,533
176,274	PPL Corp.	6,063,826
64,851	Southern (The) Co.	2,924,780
122,797	Xcel Energy, Inc.	4,375,257

		64,367,845

	Electrical Equipment — 1.1%
55,406	AMETEK, Inc.	3,037,357
143,152	Eaton Corp. PLC	8,003,628
131,257	Emerson Electric Co.	6,199,268
14,284	Rockwell Automation, Inc.	1,559,242

		18,799,495

	Electronic Equipment, Instruments & Components — 1.1%
28,442	Amphenol Corp., Class A	1,542,125
428,953	Corning, Inc.	7,978,526
155,349	FLIR Systems, Inc.	4,143,158
96,805	TE Connectivity Ltd.	6,238,114

		19,901,923

	Energy Equipment & Services — 2.7%
27,852	Baker Hughes, Inc.	1,467,243
94,547	Cameron International Corp. (a)	6,430,142
335,124	Diamond Offshore Drilling, Inc.	6,662,265
187,021	FMC Technologies, Inc. (a)	6,326,920
164,007	Halliburton Co.	6,294,589
155,389	Helmerich & Payne, Inc.	8,743,739
195,051	National Oilwell Varco, Inc.	7,341,720

See Notes to Portfolio of Investments

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Energy Equipment & Services (Continued)
63,045	Schlumberger Ltd.	$4,927,597

		48,194,215

	Food & Staples Retailing — 1.5%
60,092	CVS Health Corp.	5,935,888
203,595	Kroger (The) Co.	7,695,891
17,442	Walgreens Boots Alliance, Inc.	1,476,988
89,415	Wal-Mart Stores, Inc.	5,118,115
183,180	Whole Foods Market, Inc.	5,488,073

		25,714,955

	Food Products — 3.0%
177,170	Archer-Daniels-Midland Co.	8,089,582
85,798	Campbell Soup Co.	4,357,680
143,116	ConAgra Foods, Inc.	5,803,354
51,645	General Mills, Inc.	3,001,091
15,775	Hershey (The) Co.	1,399,085
115,996	Hormel Foods Corp.	7,835,530
65,338	Kellogg Co.	4,607,636
104,048	Kraft Heinz (The) Co.	8,112,622
52,911	McCormick & Co., Inc.	4,443,466
134,516	Tyson Foods, Inc., Class A	5,967,130

		53,617,176

	Gas Utilities — 0.3%
94,981	AGL Resources, Inc.	5,936,312

	Health Care Equipment & Supplies — 2.1%
223,552	Baxter International, Inc.	8,358,609
21,852	Becton, Dickinson and Co.	3,114,347
88,325	Boston Scientific Corp. (a)	1,614,581
31,118	C. R. Bard, Inc.	5,798,839
28,661	DENTSPLY International, Inc.	1,744,022
40,780	Edwards Lifesciences Corp. (a)	6,408,577
3,154	Intuitive Surgical, Inc. (a)	1,566,276
21,652	Medtronic PLC	1,600,516
22,974	St. Jude Medical, Inc.	1,465,971
46,209	Stryker Corp.	4,418,505
19,645	Varian Medical Systems, Inc. (a)	1,542,722

		37,632,965

	Health Care Providers & Services — 3.7%
67,121	Aetna, Inc.	7,704,148
61,034	AmerisourceBergen Corp.	5,890,391
31,059	Anthem, Inc.	4,321,860
54,390	Cigna Corp.	7,290,436
40,078	DaVita HealthCare Partners, Inc. (a)	3,106,446
53,708	Express Scripts Holding Co. (a)	4,639,297
74,944	HCA Holdings, Inc. (a)	5,155,398
32,762	Henry Schein, Inc. (a)	4,970,323
15,667	McKesson Corp.	2,801,260
67,025	Patterson Cos., Inc.	3,176,985

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
47,158	Quest Diagnostics, Inc.	$3,204,386
63,302	UnitedHealth Group, Inc.	7,455,709
46,452	Universal Health Services, Inc., Class B	5,671,325

		65,387,964

	Hotels, Restaurants & Leisure — 1.6%
58,326	Carnival Corp.	3,154,270
10,196	Chipotle Mexican Grill, Inc. (a)	6,527,785
21,252	Marriott International, Inc., Class A	1,631,729
14,710	McDonald’s Corp.	1,651,198
65,076	Royal Caribbean Cruises Ltd.	6,400,225
129,199	Starbucks Corp.	8,083,981
18,129	Yum! Brands, Inc.	1,285,527

		28,734,715

	Household Durables — 2.1%
250,125	D.R. Horton, Inc.	7,363,680
15,100	Harman International Industries, Inc.	1,660,396
70,274	Leggett & Platt, Inc.	3,164,438
152,580	Lennar Corp., Class A	7,639,681
23,919	Mohawk Industries, Inc. (a)	4,676,164
109,500	Newell Rubbermaid, Inc.	4,646,085
307,241	PulteGroup, Inc.	5,631,728
19,685	Whirlpool Corp.	3,152,356

		37,934,528

	Household Products — 0.4%
50,183	Clorox (The) Co.	6,119,315
13,292	Kimberly-Clark Corp.	1,591,185

		7,710,500

	Independent Power and Renewable Electricity Producers — 0.7%
592,200	AES (The) Corp.	6,484,590
390,414	NRG Energy, Inc.	5,032,436

		11,517,026

	Industrial Conglomerates — 0.3%
10,224	3M Co.	1,607,315
34,020	Danaher Corp.	3,174,406

		4,781,721

	Insurance — 3.6%
42,053	ACE Ltd.	4,774,698
74,802	Aflac, Inc.	4,768,627
74,661	Allstate (The) Corp.	4,620,023
102,035	American International Group, Inc.	6,434,327
23,635	Chubb (The) Corp.	3,057,187
53,881	Cincinnati Financial Corp.	3,245,253

See Notes to Portfolio of Investments

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
63,321	Hartford Financial Services Group (The), Inc.	$2,929,229
91,619	Lincoln National Corp.	4,902,533
27,756	Marsh & McLennan Cos., Inc.	1,547,119
92,221	MetLife, Inc.	4,646,094
30,617	Principal Financial Group, Inc.	1,535,749
94,609	Progressive (The) Corp.	3,134,396
19,019	Prudential Financial, Inc.	1,569,068
25,699	Torchmark Corp.	1,490,799
73,784	Travelers (The) Cos., Inc.	8,329,476
159,627	XL Group PLC	6,078,596

		63,063,174

	Internet & Catalog Retail — 1.7%
14,346	Amazon.com, Inc. (a)	8,979,161
62,404	Expedia, Inc.	8,505,665
71,118	Netflix, Inc. (a)	7,707,769
3,516	Priceline Group (The), Inc. (a)	5,113,108

		30,305,703

	Internet Software & Services — 1.3%
62,963	Akamai Technologies, Inc. (a)	3,829,410
9,082	Alphabet, Inc., Class A (a)	6,696,976
64,490	Facebook, Inc., Class A (a)	6,576,045
61,625	VeriSign, Inc. (a)	4,966,975

		22,069,406

	IT Services — 3.8%
74,737	Accenture PLC, Class A	8,011,806
5,597	Alliance Data Systems Corp. (a)	1,664,044
18,036	Automatic Data Processing, Inc.	1,568,952
117,292	Cognizant Technology Solutions Corp., Class A (a)	7,988,758
64,822	Fidelity National Information Services, Inc.	4,726,820
66,940	Fiserv, Inc. (a)	6,460,379
29,994	International Business Machines Corp.	4,201,560
48,249	MasterCard, Inc., Class A	4,776,169
60,861	Paychex, Inc.	3,139,210
161,648	Total System Services, Inc.	8,478,438
83,228	Visa, Inc., Class A	6,456,828
157,888	Western Union (The) Co.	3,039,344
754,746	Xerox Corp.	7,087,065

		67,599,373

	Leisure Products — 0.5%
80,367	Hasbro, Inc.	6,174,596
137,646	Mattel, Inc.	3,383,339

		9,557,935

	Life Sciences Tools & Services — 0.2%
11,853	Thermo Fisher Scientific, Inc.	1,550,135

Shares	Description	Value

	Common Stocks (Continued)
	Life Sciences Tools & Services (Continued)
12,261	Waters Corp. (a)	$1,566,956

		3,117,091

	Machinery — 3.2%
88,703	Caterpillar, Inc.	6,474,432
67,634	Cummins, Inc.	7,000,795
39,173	Deere & Co.	3,055,494
101,393	Dover Corp.	6,532,751
70,462	Flowserve Corp.	3,266,618
17,609	Illinois Tool Works, Inc.	1,618,972
140,764	PACCAR, Inc.	7,411,225
44,689	Parker-Hannifin Corp.	4,678,938
85,193	Pentair PLC	4,763,993
28,808	Snap-on, Inc.	4,778,959
29,891	Stanley Black & Decker, Inc.	3,167,848
88,244	Xylem, Inc.	3,212,964

		55,962,989

	Media — 2.3%
76,446	Comcast Corp., Class A	4,787,048
151,533	Interpublic Group of Cos. (The), Inc.	3,474,652
21,994	Omnicom Group, Inc.	1,647,790
327,989	TEGNA, Inc.	8,868,823
32,322	Time Warner Cable, Inc.	6,121,787
272,190	Twenty-First Century Fox, Inc., Class A	8,353,511
67,180	Viacom, Inc., Class B	3,312,646
28,364	Walt Disney (The) Co.	3,226,121

		39,792,378

	Metals & Mining — 1.1%
600,170	Alcoa, Inc.	5,359,518
456,981	Newmont Mining Corp.	8,892,850
115,798	Nucor Corp.	4,898,256

		19,150,624

	Multiline Retail — 1.5%
80,034	Dollar General Corp.	5,423,904
43,487	Dollar Tree, Inc. (a)	2,847,964
158,577	Kohl’s Corp.	7,313,571
84,728	Macy’s, Inc.	4,319,433
60,636	Nordstrom, Inc.	3,954,074
36,853	Target Corp.	2,844,315

		26,703,261

	Multi-Utilities — 3.6%
137,157	Ameren Corp.	5,991,018
321,377	CenterPoint Energy, Inc.	5,961,543
82,073	CMS Energy Corp.	2,960,373
65,045	Consolidated Edison, Inc.	4,276,709
20,594	Dominion Resources, Inc.	1,471,029
72,137	DTE Energy Co.	5,885,658
395,886	NiSource, Inc.	7,585,176

See Notes to Portfolio of Investments

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Multi-Utilities (Continued)
109,804	PG&E Corp.	$5,863,533
174,186	Public Service Enterprise Group, Inc.	7,192,140
130,531	SCANA Corp.	7,730,046
29,971	Sempra Energy	3,069,330
110,389	TECO Energy, Inc.	2,980,503
55,512	WEC Energy Group, Inc.	2,862,199

		63,829,257

	Oil, Gas & Consumable Fuels — 5.4%
93,099	Chevron Corp.	8,460,837
120,885	ConocoPhillips	6,449,215
22,378	EQT Corp.	1,478,514
98,772	Exxon Mobil Corp.	8,172,395
115,814	Hess Corp.	6,509,905
376,470	Marathon Oil Corp.	6,919,519
158,508	Marathon Petroleum Corp.	8,210,714
303,458	Murphy Oil Corp.	8,627,311
243,329	Noble Energy, Inc.	8,720,911
95,571	Phillips 66	8,510,598
23,831	Pioneer Natural Resources Co.	3,268,183
342,650	Southwestern Energy Co. (a)	3,782,856
75,521	Tesoro Corp.	8,075,461
122,191	Valero Energy Corp.	8,054,831

		95,241,250

	Paper & Forest Products — 0.2%
76,709	International Paper Co.	3,274,707

	Personal Products — 0.1%
17,965	Estee Lauder (The) Cos., Inc., Class A	1,445,464

	Pharmaceuticals — 1.1%
5,332	Allergan PLC (a)	1,644,762
34,638	Eli Lilly and Co.	2,825,422
46,580	Johnson & Johnson	4,705,977
117,385	Merck & Co., Inc.	6,416,264
9,216	Perrigo Co. PLC	1,453,732
46,145	Pfizer, Inc.	1,560,624

		18,606,781

	Professional Services — 0.7%
59,659	Equifax, Inc.	6,357,859
65,186	Nielsen Holdings PLC	3,096,987
56,662	Robert Half International, Inc.	2,983,821

		12,438,667

	Real Estate Investment Trusts — 3.3%
16,474	American Tower Corp.	1,684,137
39,152	Apartment Investment & Management Co., Class A	1,534,367
33,163	AvalonBay Communities, Inc.	5,797,887
18,377	Crown Castle International Corp.	1,570,498

Shares	Description	Value

	Common Stocks (Continued)
	Real Estate Investment Trusts (Continued)
26,861	Equinix, Inc.	$7,969,121
57,884	Equity Residential	4,475,591
25,950	Essex Property Trust, Inc.	5,720,418
38,910	HCP, Inc.	1,447,452
118,658	Kimco Realty Corp.	3,176,475
37,735	Macerich (The) Co.	3,197,664
36,685	Plum Creek Timber Co., Inc.	1,494,547
37,260	Prologis, Inc.	1,592,120
27,395	Public Storage	6,286,057
61,169	Realty Income Corp.	3,025,419
15,778	Simon Property Group, Inc.	3,178,636
13,401	SL Green Realty Corp.	1,589,626
42,806	Welltower, Inc.	2,776,825
53,014	Weyerhaeuser Co.	1,554,901

		58,071,741

	Real Estate Management & Development — 0.2%
90,588	CBRE Group, Inc., Class A (a)	3,377,121

	Road & Rail — 0.8%
20,300	J.B. Hunt Transport Services, Inc.	1,550,311
15,949	Kansas City Southern	1,319,939
75,885	Norfolk Southern Corp.	6,073,077
78,304	Ryder System, Inc.	5,620,661

		14,563,988

	Semiconductors & Semiconductor Equipment — 3.2%
57,884	Altera Corp.	3,041,804
25,694	Analog Devices, Inc.	1,544,723
499,910	Applied Materials, Inc.	8,383,491
46,377	Avago Technologies Ltd.	5,710,400
84,547	Broadcom Corp., Class A	4,345,716
171,782	First Solar, Inc. (a)	9,803,599
48,089	Intel Corp.	1,628,293
35,921	Linear Technology Corp.	1,595,611
67,274	Microchip Technology, Inc.	3,248,661
297,918	NVIDIA Corp.	8,451,934
17,212	Skyworks Solutions, Inc.	1,329,455
87,808	Texas Instruments, Inc.	4,980,470
34,184	Xilinx, Inc.	1,627,842

		55,691,999

	Software — 3.0%
237,736	Activision Blizzard, Inc.	8,263,704
52,885	Adobe Systems, Inc. (a)	4,688,784
212,368	CA, Inc.	5,884,717
41,842	Citrix Systems, Inc. (a)	3,435,228
108,394	Electronic Arts, Inc. (a)	7,811,956
65,495	Microsoft Corp.	3,447,657
80,255	Oracle Corp.	3,117,104
60,493	Red Hat, Inc. (a)	4,785,601
83,503	salesforce.com, Inc. (a)	6,489,018

See Notes to Portfolio of Investments

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
223,330	Symantec Corp.	$4,600,598

		52,524,367

	Specialty Retail — 6.6%
38,747	Advance Auto Parts, Inc.	7,688,567
99,650	AutoNation, Inc. (a)	6,296,883
10,146	AutoZone, Inc. (a)	7,958,624
101,677	Bed Bath & Beyond, Inc. (a)	6,062,999
117,140	Best Buy Co., Inc.	4,103,414
73,301	CarMax, Inc. (a)	4,325,492
178,201	GameStop Corp., Class A	8,209,720
257,673	Gap (The), Inc.	7,013,859
63,587	Home Depot (The), Inc.	7,861,897
64,325	L Brands, Inc.	6,173,913
106,554	Lowe’s Cos., Inc.	7,866,882
29,375	O’Reilly Automotive, Inc. (a)	8,115,137
119,613	Ross Stores, Inc.	6,050,026
53,946	Signet Jewelers Ltd.	8,142,609
18,770	Tiffany & Co.	1,547,399
102,824	TJX (The) Cos., Inc.	7,525,689
68,758	Tractor Supply Co.	6,352,552
197,333	Urban Outfitters, Inc. (a)	5,643,724

		116,939,386

	Technology Hardware, Storage & Peripherals — 0.9%
13,141	Apple, Inc.	1,570,349
179,976	EMC Corp.	4,718,971
286,750	HP, Inc.	7,730,780
48,967	NetApp, Inc.	1,664,878

		15,684,978

	Textiles, Apparel & Luxury Goods — 2.1%
100,201	Coach, Inc.	3,126,271
131,419	Fossil Group, Inc. (a)	7,150,508
50,083	Hanesbrands, Inc.	1,599,651
59,719	NIKE, Inc., Class B	7,824,981
28,437	PVH Corp.	2,586,345
49,066	Ralph Lauren Corp.	5,435,041
75,880	Under Armour, Inc., Class A (a)	7,214,670
42,498	VF Corp.	2,869,465

		37,806,932

	Tobacco — 0.7%
79,931	Altria Group, Inc.	4,833,427
165,884	Reynolds American, Inc.	8,015,515

		12,848,942

	Trading Companies & Distributors — 0.2%
39,591	Fastenal Co.	1,550,384

Shares	Description	Value

	Common Stocks (Continued)
	Trading Companies & Distributors (Continued)
13,482	W.W. Grainger, Inc.	$2,831,220

		4,381,604

	Total Investments — 99.9%	1,762,873,823
	(Cost $1,708,360,253) (b)
	Net Other Assets and Liabilities — 0.1%	1,193,269

	Net Assets — 100.0%	$1,764,067,092

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $155,319,138 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $100,805,568.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$1,762,873,823	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2015.

See Notes to Portfolio of Investments

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 1.6%
51,242	Esterline Technologies Corp. (a)	$3,948,196
17,190	Huntington Ingalls Industries, Inc.	2,061,768
30,596	Teledyne Technologies, Inc. (a)	2,730,081
109,427	Triumph Group, Inc. (b)	5,097,110

		13,837,155

	Airlines — 1.0%
57,957	Alaska Air Group, Inc.	4,419,221
178,684	JetBlue Airways Corp. (a)	4,438,511

		8,857,732

	Auto Components — 0.8%
289,968	Dana Holding Corp.	4,871,463
118,831	Gentex Corp.	1,947,640

		6,819,103

	Automobiles — 0.4%
71,115	Thor Industries, Inc.	3,845,899

	Banks — 4.3%
102,497	Associated Banc-Corp.	1,982,292
38,744	BancorpSouth, Inc.	965,888
84,181	Bank of the Ozarks, Inc.	4,210,734
30,739	Cathay General Bancorp	962,131
14,485	Cullen/Frost Bankers, Inc.	991,353
23,970	East West Bancorp, Inc.	968,148
64,946	First Horizon National Corp.	920,934
156,356	FirstMerit Corp.	2,937,929
152,221	Fulton Financial Corp.	2,042,806
102,137	Hancock Holding Co.	2,818,981
110,380	International Bancshares Corp.	2,974,741
43,024	PacWest Bancorp	1,937,801
56,258	Prosperity Bancshares, Inc.	2,890,536
20,084	Signature Bank (a)	2,990,909
121,496	TCF Financial Corp.	1,869,824
119,241	Trustmark Corp.	2,865,361
56,499	Umpqua Holdings Corp.	943,533
93,591	Valley National Bancorp	982,706
25,847	Webster Financial Corp.	958,924

		37,215,531

	Building Products — 1.4%
42,381	A.O. Smith Corp.	3,255,708
77,602	Fortune Brands Home & Security, Inc.	4,060,913
32,505	Lennox International, Inc.	4,316,989

		11,633,610

	Capital Markets — 1.6%
27,557	Eaton Vance Corp.	995,083
203,148	Janus Capital Group, Inc.	3,154,889
18,556	Raymond James Financial, Inc.	1,022,621
76,379	SEI Investments Co.	3,957,960
21,875	Stifel Financial Corp. (a)	971,906

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
105,946	Waddell & Reed Financial, Inc., Class A	$3,913,645

		14,016,104

	Chemicals — 2.6%
20,883	Albemarle Corp.	1,117,658
9,153	Ashland, Inc.	1,004,267
427,019	Chemours (The) Co.	2,959,242
62,352	Cytec Industries, Inc.	4,640,236
2,580	NewMarket Corp.	1,015,849
273,926	Olin Corp.	5,253,901
31,388	PolyOne Corp.	1,049,615
21,985	RPM International, Inc.	1,004,934
45,426	Scotts Miracle-Gro (The) Co., Class A	3,005,384
15,023	Sensient Technologies Corp.	980,551

		22,031,637

	Commercial Services & Supplies — 1.6%
49,566	Deluxe Corp.	2,951,655
63,865	Herman Miller, Inc.	2,026,437
42,934	HNI Corp.	1,843,586
23,041	MSA Safety, Inc.	1,001,823
63,251	R.R. Donnelley & Sons Co.	1,067,044
102,822	Rollins, Inc.	2,757,686
37,914	Waste Connections, Inc.	2,065,555

		13,713,786

	Communications Equipment — 1.1%
35,462	ARRIS Group, Inc. (a)	1,002,156
36,401	InterDigital, Inc.	1,846,987
36,222	Plantronics, Inc.	1,942,224
351,503	Polycom, Inc. (a)	4,843,711

		9,635,078

	Construction & Engineering — 0.2%
62,079	Granite Construction, Inc.	2,038,674

	Containers & Packaging — 1.8%
27,924	AptarGroup, Inc.	2,054,090
69,821	Bemis Co., Inc.	3,196,405
86,581	Greif, Inc., Class A	2,838,125
30,616	Packaging Corp. of America	2,095,665
17,697	Silgan Holdings, Inc.	900,247
97,609	Sonoco Products Co.	4,166,928

		15,251,460

	Distributors — 0.6%
162,366	LKQ Corp. (a)	4,807,657

	Diversified Consumer Services — 1.8%
416,337	Apollo Education Group, Inc. (a)	3,022,607

See Notes to Portfolio of Investments

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Diversified Consumer Services (Continued)
169,228	DeVry Education Group, Inc.	$3,987,012
7,980	Graham Holdings Co., Class B	4,408,710
135,932	Service Corp. International	3,841,438

		15,259,767

	Diversified Financial Services — 1.1%
54,916	CBOE Holdings, Inc.	3,681,569
17,288	FactSet Research Systems, Inc.	3,027,474
46,465	MSCI, Inc.	3,113,155

		9,822,198

	Electric Utilities — 2.6%
34,596	Cleco Corp.	1,833,588
136,334	Great Plains Energy, Inc.	3,749,185
64,199	Hawaiian Electric Industries, Inc.	1,878,463
56,927	IDACORP, Inc.	3,805,570
134,640	OGE Energy Corp.	3,838,586
131,328	PNM Resources, Inc.	3,692,943
95,831	Westar Energy, Inc.	3,804,491

		22,602,826

	Electrical Equipment — 0.8%
20,980	Acuity Brands, Inc.	4,586,228
21,682	Hubbell, Inc., Class B	2,099,902

		6,686,130

	Electronic Equipment, Instruments & Components — 3.8%
83,298	Arrow Electronics, Inc. (a)	4,580,557
107,889	Avnet, Inc.	4,901,397
12,609	FEI Co.	910,244
67,617	Ingram Micro, Inc., Class A	2,013,634
24,245	IPG Photonics Corp. (a)	2,003,122
123,505	Jabil Circuit, Inc.	2,838,145
59,724	Keysight Technologies, Inc. (a)	1,975,670
33,139	National Instruments Corp.	1,009,745
67,222	Tech Data Corp. (a)	4,893,089
56,086	Trimble Navigation Ltd. (a)	1,275,957
475,200	Vishay Intertechnology, Inc.	5,037,120
12,031	Zebra Technologies Corp., Class A (a)	925,184

		32,363,864

	Energy Equipment & Services — 4.3%
310,918	Atwood Oceanics, Inc. (b)	5,145,693
79,091	Dril-Quip, Inc. (a)	4,868,842
292,361	Nabors Industries Ltd.	2,935,305
337,649	Noble Corp. PLC (b)	4,548,132
117,227	Oceaneering International, Inc.	4,925,879
176,222	Oil States International, Inc. (a)	5,288,422
350,433	Patterson-UTI Energy, Inc.	5,217,947

Shares	Description	Value

	Common Stocks (Continued)
	Energy Equipment & Services (Continued)
228,096	Rowan Cos. PLC, Class A	$4,488,929

		37,419,149

	Food & Staples Retailing — 0.6%
17,896	Casey’s General Stores, Inc.	1,900,913
56,954	United Natural Foods, Inc. (a)	2,873,329

		4,774,242

	Food Products — 2.2%
37,225	Flowers Foods, Inc.	1,005,075
17,848	Hain Celestial Group (The), Inc. (a)	889,723
31,644	Ingredion, Inc.	3,008,079
37,790	Lancaster Colony Corp.	4,297,479
77,914	Post Holdings, Inc. (a)	5,007,533
35,516	TreeHouse Foods, Inc. (a)	3,041,590
45,875	WhiteWave Foods (The) Co. (a)	1,879,957

		19,129,436

	Gas Utilities — 1.7%
47,487	Atmos Energy Corp.	2,991,681
81,265	ONE Gas, Inc.	3,968,982
142,340	Questar Corp.	2,939,321
79,346	UGI Corp.	2,909,618
31,938	WGL Holdings, Inc.	1,987,502

		14,797,104

	Health Care Equipment & Supplies — 2.8%
32,450	Align Technology, Inc. (a)	2,124,177
32,382	Halyard Health, Inc. (a)	961,098
88,569	Hill-Rom Holdings, Inc.	4,666,701
94,141	Hologic, Inc. (a)	3,658,319
49,613	IDEXX Laboratories, Inc. (a)	3,404,444
18,072	ResMed, Inc.	1,041,128
9,866	Sirona Dental Systems, Inc. (a)	1,076,676
56,699	STERIS PLC (b)	4,249,590
14,829	Teleflex, Inc.	1,972,257
17,017	West Pharmaceutical Services, Inc.	1,021,190

		24,175,580

	Health Care Providers & Services — 2.5%
50,946	Centene Corp. (a)	3,030,268
86,129	Community Health Systems, Inc. (a)	2,415,057
51,957	LifePoint Health, Inc. (a)	3,578,798
59,965	MEDNAX, Inc. (a)	4,225,734
66,880	Molina Healthcare, Inc. (a)	4,146,560
69,967	VCA, Inc. (a)	3,832,093

		21,228,510

	Hotels, Restaurants & Leisure — 3.0%
17,485	Brinker International, Inc.	795,742
23,805	Buffalo Wild Wings, Inc. (a)	3,672,397

See Notes to Portfolio of Investments

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
85,335	Cheesecake Factory (The), Inc.	$4,113,147
25,012	Cracker Barrel Old Country Store, Inc. (b)	3,438,149
34,137	Domino’s Pizza, Inc.	3,641,394
18,795	Dunkin’ Brands Group, Inc.	778,301
87,100	International Speedway Corp., Class A	3,021,499
11,954	Jack in the Box, Inc.	890,932
23,808	Panera Bread Co., Class A (a)	4,222,825
106,467	Wendy’s (The) Co.	975,238

		25,549,624

	Household Durables — 2.9%
75,363	Jarden Corp. (a)	3,376,262
339,830	KB Home (b)	4,451,773
35,177	M.D.C. Holdings, Inc.	914,250
3,019	NVR, Inc. (a)	4,944,398
64,464	Tempur Sealy International, Inc. (a)	5,017,878
53,793	Toll Brothers, Inc. (a)	1,934,934
140,709	TRI Pointe Group, Inc. (a)	1,826,403
37,217	Tupperware Brands Corp.	2,190,965

		24,656,863

	Household Products — 0.3%
32,930	Church & Dwight Co., Inc.	2,834,944

	Independent Power and Renewable Electricity Producers — 0.5%
455,910	Talen Energy Corp. (a)	3,957,299

	Industrial Conglomerates — 0.2%
21,079	Carlisle Cos., Inc.	1,833,873

	Insurance — 5.8%
7,869	Alleghany Corp. (a)	3,905,149
26,729	American Financial Group, Inc.	1,929,567
44,619	Arthur J. Gallagher & Co.	1,951,189
79,272	Aspen Insurance Holdings Ltd.	3,853,412
59,473	Brown & Brown, Inc.	1,919,194
195,840	CNO Financial Group, Inc.	3,762,086
75,450	Endurance Specialty Holdings Ltd.	4,763,158
26,565	Everest Re Group, Ltd.	4,727,773
70,714	First American Financial Corp.	2,696,325
47,410	Hanover Insurance Group (The), Inc.	3,994,292
52,075	Kemper Corp.	1,860,119
176,651	Old Republic International Corp.	3,186,784
40,867	Primerica, Inc.	1,946,495
30,498	Reinsurance Group of America, Inc.	2,752,140
17,324	RenaissanceRe Holdings Ltd.	1,899,230
84,692	W. R. Berkley Corp.	4,728,354

		49,875,267

Shares	Description	Value

	Common Stocks (Continued)
	Internet & Catalog Retail — 0.1%
16,089	HSN, Inc.	$995,105

	IT Services — 4.5%
66,554	Broadridge Financial Solutions, Inc.	3,965,287
199,251	Convergys Corp.	5,114,773
98,946	CoreLogic, Inc. (a)	3,856,915
43,796	DST Systems, Inc.	5,349,682
32,918	Gartner, Inc. (a)	2,984,675
40,135	Global Payments, Inc.	5,474,815
39,690	Jack Henry & Associates, Inc.	3,069,625
46,387	MAXIMUS, Inc.	3,163,593
169,228	NeuStar, Inc., Class A (a) (b)	4,601,309
22,903	Science Applications International Corp.	1,050,332

		38,631,006

	Leisure Products — 0.5%
76,921	Brunswick Corp.	4,139,119

	Life Sciences Tools & Services — 0.4%
6,857	Bio-Rad Laboratories, Inc., Class A (a)	956,414
9,960	Bio-Techne Corp.	878,472
14,498	Charles River Laboratories International, Inc. (a)	945,850
14,873	PAREXEL International Corp. (a)	938,784

		3,719,520

	Machinery — 5.1%
98,750	AGCO Corp.	4,778,512
57,945	CLARCOR, Inc.	2,889,138
39,517	Crane Co.	2,080,175
65,594	Donaldson Co., Inc.	1,980,939
41,218	Graco, Inc.	3,025,401
12,916	IDEX Corp.	991,432
52,695	Lincoln Electric Holdings, Inc.	3,151,688
126,746	Oshkosh Corp.	5,207,993
256,672	Terex Corp.	5,148,840
52,222	Toro (The) Co.	3,930,750
40,624	Trinity Industries, Inc.	1,099,692
29,116	Valmont Industries, Inc.	3,157,339
31,378	Wabtec Corp.	2,600,295
90,510	Woodward, Inc.	4,118,205

		44,160,399

	Marine — 0.6%
74,329	Kirby Corp. (a)	4,852,940

	Media — 2.0%
37,759	AMC Networks, Inc., Class A (a)	2,790,013
2,196	Cable One, Inc. (a)	951,834
56,691	Cinemark Holdings, Inc.	2,009,129
55,223	John Wiley & Sons, Inc., Class A	2,889,820
76,617	Live Nation Entertainment, Inc. (a)	2,090,112
43,257	Meredith Corp.	2,033,944

See Notes to Portfolio of Investments

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Media (Continued)
241,716	Time, Inc.	$4,491,083

		17,255,935

	Metals & Mining — 3.1%
194,839	Allegheny Technologies, Inc.	2,864,133
92,805	Carpenter Technology Corp.	3,091,335
339,830	Commercial Metals Co.	4,883,357
47,005	Compass Minerals International, Inc.	3,818,686
85,256	Reliance Steel & Aluminum Co.	5,111,950
107,211	Steel Dynamics, Inc.	1,980,187
265,145	United States Steel Corp. (b)	3,096,894
69,557	Worthington Industries, Inc.	2,135,400

		26,981,942

	Multiline Retail — 0.4%
76,873	Big Lots, Inc.	3,543,845

	Multi-Utilities — 1.7%
47,236	Alliant Energy Corp.	2,787,869
66,832	Black Hills Corp.	3,059,569
267,715	MDU Resources Group, Inc.	5,049,105
87,688	Vectren Corp.	3,987,173

		14,883,716

	Oil, Gas & Consumable Fuels — 4.5%
1,416,828	California Resources Corp.	5,723,985
55,411	Energen Corp.	3,222,150
124,116	Gulfport Energy Corp. (a)	3,781,814
75,425	HollyFrontier Corp.	3,693,562
293,995	QEP Resources, Inc.	4,545,163
143,717	SM Energy Co.	4,792,962
83,494	Western Refining, Inc.	3,475,020
102,898	World Fuel Services Corp.	4,574,845
695,573	WPX Energy, Inc. (a)	4,771,631

		38,581,132

	Paper & Forest Products — 0.6%
128,803	Domtar Corp.	5,311,836

	Professional Services — 0.7%
13,476	CEB, Inc.	1,007,466
22,186	FTI Consulting, Inc. (a)	754,546
22,492	ManpowerGroup, Inc.	2,064,316
15,692	Towers Watson & Co., Class A	1,938,903

		5,765,231

	Real Estate Investment Trusts — 5.1%
21,754	Alexandria Real Estate Equities, Inc.	1,952,204
25,412	American Campus Communities, Inc.	1,030,965
46,093	BioMed Realty Trust, Inc.	1,079,037
12,462	Camden Property Trust	919,571

Shares	Description	Value

	Common Stocks (Continued)
	Real Estate Investment Trusts (Continued)
124,704	Corrections Corp. of America	$3,554,064
64,132	Douglas Emmett, Inc.	1,959,233
37,836	Equity One, Inc.	1,005,681
59,677	Extra Space Storage, Inc.	4,728,805
13,499	Federal Realty Investment Trust	1,936,971
36,002	Hospitality Properties Trust	966,294
14,133	Kilroy Realty Corp.	930,517
17,649	Lamar Advertising Co., Class A	995,933
56,244	Mid-America Apartment Communities, Inc.	4,791,426
50,782	National Retail Properties, Inc.	1,929,716
52,400	Omega Healthcare Investors, Inc.	1,808,848
29,636	Regency Centers Corp.	2,014,063
56,848	Senior Housing Properties Trust	863,521
39,064	Sovran Self Storage, Inc.	3,901,322
27,933	Tanger Factory Outlet Centers, Inc.	976,258
39,994	Taubman Centers, Inc.	3,078,738
106,837	UDR, Inc.	3,681,603

		44,104,770

	Real Estate Management & Development — 0.4%
26,826	Alexander & Baldwin, Inc.	1,012,413
12,811	Jones Lang LaSalle, Inc.	2,135,722

		3,148,135

	Road & Rail — 1.5%
62,352	Genesee & Wyoming, Inc., Class A (a)	4,183,819
43,529	Landstar System, Inc.	2,744,068
15,097	Old Dominion Freight Line, Inc. (a)	935,108
183,454	Werner Enterprises, Inc.	4,854,193

		12,717,188

	Semiconductors & Semiconductor Equipment — 1.2%
136,099	Integrated Device Technology, Inc. (a)	3,470,525
55,842	Synaptics, Inc. (a)	4,751,596
102,270	Teradyne, Inc.	1,996,310

		10,218,431

	Software — 4.9%
87,210	ACI Worldwide, Inc. (a)	2,088,679
20,897	ANSYS, Inc. (a)	1,991,693
178,131	Cadence Design Systems, Inc. (a)	3,958,071
38,549	CDK Global, Inc.	1,919,355
32,696	Fair Isaac Corp.	3,020,130
108,397	Fortinet, Inc. (a)	3,724,521
73,912	Manhattan Associates, Inc. (a)	5,384,489
112,173	Mentor Graphics Corp.	3,051,106
175,584	Rovi Corp. (a)	1,606,594
68,218	Solera Holdings, Inc.	3,728,796
39,885	Synopsys, Inc. (a)	1,993,452

See Notes to Portfolio of Investments

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
30,840	Tyler Technologies, Inc. (a)	$5,253,902
20,578	Ultimate Software Group (The), Inc. (a)	4,205,114

		41,925,902

	Specialty Retail — 4.0%
127,518	Aaron’s, Inc.	3,145,869
130,383	Abercrombie & Fitch Co., Class A (b)	2,762,816
176,764	American Eagle Outfitters, Inc.	2,700,954
60,588	Cabela’s, Inc. (a)	2,373,232
82,080	CST Brands, Inc.	2,949,134
55,691	Dick’s Sporting Goods, Inc.	2,481,034
63,981	Foot Locker, Inc.	4,334,713
172,460	Guess?, Inc.	3,630,283
67,038	Murphy USA, Inc. (a)	4,114,122
189,884	Rent-A-Center, Inc.	3,491,967
36,186	Williams-Sonoma, Inc.	2,668,717

		34,652,841

	Technology Hardware, Storage & Peripherals — 0.2%
63,557	Lexmark International, Inc., Class A	2,064,967

	Textiles, Apparel & Luxury Goods — 0.7%
30,481	Carter’s, Inc.	2,770,113
103,029	Skechers U.S.A., Inc., Class A (a)	3,214,505

		5,984,618

	Thrifts & Mortgage Finance — 0.3%
50,993	New York Community Bancorp, Inc.	842,405
80,962	Washington Federal, Inc.	2,019,192

		2,861,597

	Trading Companies & Distributors — 0.9%
104,297	GATX Corp.	4,870,670
45,270	MSC Industrial Direct Co., Inc., Class A	2,841,598

		7,712,268

	Water Utilities — 0.2%
69,584	Aqua America, Inc.	1,990,102

Shares	Description	Value

	Common Stocks (Continued)
	Wireless Telecommunication Services — 0.5%
147,586	Telephone and Data Systems, Inc.	$4,226,863

	Total Common Stocks — 100.0%	861,099,510
	(Cost $851,107,813)

	Money Market Funds — 2.6%
22,403,395	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	22,403,395
319,669	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.03% (c)	319,669
	Total Money Market Funds — 2.6%	22,723,064
	(Cost $22,723,064)

Principal Value	Description	Value
	Repurchase Agreements — 0.6%
$1,035,330	JPMorgan Chase & Co., 0.04% (c), dated 10/31/15, due 11/02/15, with a maturity value of $1,035,334. Collateralized by U.S. Treasury Note, interest rate of 1.625%, due 07/31/19. The value of the collateral including accrued interest is $1,060,355. (d)	1,035,330
4,325,894	RBC Capital Markets LLC, 0.07% (c), dated 10/31/15, due 11/02/15, with a maturity value of $4,325,919. Collateralized by U.S. Treasury Note, interest rate of 1.625%, due 06/30/20. The value of the collateral including accrued interest is $4,436,647. (d)	4,325,894

	Total Repurchase Agreements — 0.6%	5,361,224
	(Cost $5,361,224)

	Total Investments — 103.2%	889,183,798
	(Cost $879,192,101) (e)
	Net Other Assets and Liabilities — (3.2)%	(27,970,242)

	Net Assets — 100.0%	$861,213,556

See Notes to Portfolio of Investments

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $27,832,859 and the total value of the collateral held by the Fund is $27,764,619. The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On October 30, 2015, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from October 29 to October 30, the value of the related securities loaned was above the collateral value received.
(c)	Interest rate shown reflects yield as of October 31, 2015.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $71,592,558 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $61,600,861.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$861,099,510	$—	$—
Money Market Funds	22,723,064	—	—
Repurchase Agreements	—	5,361,224	—
Total Investments	$883,822,574	$5,361,224	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2015.

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 0.8%
9,891	Cubic Corp.	$443,611
16,093	Engility Holdings, Inc.	518,034
23,273	Moog, Inc., Class A (a)	1,437,340
19,913	National Presto Industries, Inc. (b)	1,753,340
18,835	TASER International, Inc. (a) (b)	440,927

		4,593,252

	Air Freight & Logistics — 0.5%
60,685	Atlas Air Worldwide Holdings, Inc. (a)	2,502,650
21,165	Echo Global Logistics, Inc. (a)	503,515

		3,006,165

	Airlines — 1.5%
9,699	Allegiant Travel Co.	1,915,068
84,981	Hawaiian Holdings, Inc. (a)	2,948,841
362,857	Republic Airways Holdings, Inc. (a)	2,090,056
125,738	SkyWest, Inc.	2,394,051

		9,348,016

	Auto Components — 1.0%
24,729	Dorman Products, Inc. (a)	1,154,350
30,725	Drew Industries, Inc.	1,838,277
9,236	Gentherm, Inc. (a)	454,042
36,077	Standard Motor Products, Inc.	1,596,407
44,912	Superior Industries International, Inc.	883,868

		5,926,944

	Automobiles — 0.1%
21,662	Winnebago Industries, Inc. (b)	454,685

	Banks — 6.1%
35,124	Banner Corp.	1,723,535
55,854	BBCN Bancorp, Inc.	937,789
35,459	Boston Private Financial Holdings, Inc.	406,360
91,148	Cardinal Financial Corp.	2,071,794
40,005	Central Pacific Financial Corp.	894,512
8,415	City Holding Co.	402,489
40,320	Columbia Banking System, Inc.	1,343,462
11,160	Community Bank System, Inc.	454,882
50,234	CVB Financial Corp.	876,583
32,036	F.N.B. Corp.	431,525
589,131	First BanCorp (a)	2,232,807
92,292	First Commonwealth Financial Corp.	848,163
21,743	First Financial Bancorp	419,205
26,397	First Financial Bankshares, Inc. (b)	877,964
23,653	First Midwest Bancorp, Inc.	421,496
23,943	First NBC Bank Holding Co. (a)	890,440
15,720	Glacier Bancorp, Inc.	430,099
16,462	Hanmi Financial Corp.	419,781
51,784	Home BancShares, Inc.	2,222,569

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
27,297	Independent Bank Corp.	$1,275,862
68,808	LegacyTexas Financial Group, Inc.	1,974,790
51,405	MB Financial, Inc.	1,657,297
35,306	National Penn Bancshares, Inc.	425,084
15,398	NBT Bancorp, Inc.	432,838
192,192	OFG Bancorp	1,770,088
60,224	Old National Bancorp	843,136
25,469	Pinnacle Financial Partners, Inc.	1,340,179
32,831	PrivateBancorp, Inc.	1,373,321
35,005	Simmons First National Corp., Class A	1,804,158
15,060	Southside Bancshares, Inc.	405,114
75,580	Talmer Bancorp, Inc., Class A	1,271,256
7,915	Texas Capital Bancshares, Inc. (a)	436,908
7,774	Tompkins Financial Corp.	421,973
8,165	UMB Financial Corp.	400,738
33,125	United Bankshares, Inc.	1,310,094
39,471	Wilshire Bancorp, Inc.	421,945
15,701	Wintrust Financial Corp.	792,743

		36,662,979

	Biotechnology — 0.9%
44,168	Emergent BioSolutions, Inc. (a)	1,420,001
34,819	Enanta Pharmaceuticals, Inc. (a) (b)	978,066
14,692	Ligand Pharmaceuticals, Inc. (a)	1,327,422
86,935	MiMedx Group, Inc. (a) (b)	632,887
51,123	Momenta Pharmaceuticals, Inc. (a)	838,928
1	OPKO Health, Inc. (a)	10

		5,197,314

	Building Products — 1.5%
32,332	American Woodmark Corp. (a)	2,350,536
28,182	Apogee Enterprises, Inc.	1,395,855
53,198	Griffon Corp.	913,942
136,634	PGT, Inc. (a)	1,647,806
22,832	Quanex Building Products Corp.	430,840
25,049	Simpson Manufacturing Co., Inc.	951,361
21,818	Universal Forest Products, Inc.	1,584,641

		9,274,981

	Capital Markets — 1.6%
132,740	Calamos Asset Management, Inc., Class A	1,246,428
25,046	Evercore Partners, Inc., Class A	1,352,484
14,570	Greenhill & Co., Inc.	376,197
12,288	HFF, Inc., Class A	424,182
125,776	Investment Technology Group, Inc.	2,013,674
57,986	Piper Jaffray Cos. (a)	2,062,562
20,868	Virtus Investment Partners, Inc.	2,442,391

		9,917,918

	Chemicals — 3.4%
27,611	Balchem Corp.	1,885,831
107,693	Calgon Carbon Corp.	1,852,320

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
24,841	Flotek Industries, Inc. (a) (b)	$449,622
212,279	FutureFuel Corp.	3,271,219
24,719	H.B. Fuller Co.	939,075
32,685	Hawkins, Inc.	1,354,466
31,746	Innophos Holdings, Inc.	1,348,888
36,074	Innospec, Inc.	1,992,728
302,861	Intrepid Potash, Inc. (a)	1,169,044
54,760	LSB Industries, Inc. (a)	856,994
10,882	Quaker Chemical Corp.	863,813
40,323	Stepan Co.	2,134,296
160,345	Tredegar Corp.	2,286,520

		20,404,816

	Commercial Services & Supplies — 2.1%
30,719	ABM Industries, Inc.	872,420
38,803	Essendant, Inc.	1,341,420
12,593	G&K Services, Inc., Class A	828,871
49,788	Healthcare Services Group, Inc.	1,855,101
34,262	Matthews International Corp., Class A	1,977,945
51,763	Tetra Tech, Inc.	1,392,425
15,709	UniFirst Corp.	1,650,545
19,220	US Ecology, Inc.	753,616
57,877	Viad Corp.	1,742,676

		12,415,019

	Communications Equipment — 1.7%
28,416	ADTRAN, Inc.	441,301
86,310	Bel Fuse, Inc., Class B	1,556,169
142,287	Black Box Corp.	1,737,324
25,785	CalAmp Corp. (a)	488,884
81,409	Comtech Telecommunications Corp.	1,966,841
35,188	Digi International, Inc. (a)	453,925
144,743	Ixia (a)	2,085,747
19,573	ViaSat, Inc. (a)	1,291,035

		10,021,226

	Construction & Engineering — 1.0%
28,983	Dycom Industries, Inc. (a)	2,205,316
18,960	EMCOR Group, Inc.	915,389
80,049	MYR Group, Inc. (a)	1,801,103
350,720	Orion Marine Group, Inc. (a)	1,371,315

		6,293,123

	Construction Materials — 0.4%
111,559	Headwaters, Inc. (a)	2,292,537

	Consumer Finance — 2.1%
44,990	Cash America International, Inc.	1,553,505
45,348	Encore Capital Group, Inc. (a) (b)	1,845,664
339,922	EZCORP, Inc., Class A (a)	2,263,880

Shares	Description	Value

	Common Stocks (Continued)
	Consumer Finance (Continued)
31,412	First Cash Financial Services, Inc. (a)	$1,198,368
95,332	Green Dot Corp., Class A (a)	1,767,455
15,851	PRA Group, Inc. (a)	868,635
78,142	World Acceptance Corp. (a) (b)	2,979,554

		12,477,061

	Containers & Packaging — 0.1%
30,960	Myers Industries, Inc.	483,286

	Distributors — 0.8%
32,045	Core-Mark Holding Co., Inc.	2,604,938
23,205	Pool Corp.	1,892,135
113,061	VOXX International Corp. (a)	583,395

		5,080,468

	Diversified Consumer Services — 1.2%
89,439	American Public Education, Inc. (a)	1,943,510
33,883	Capella Education Co.	1,529,817
64,041	Regis Corp. (a)	1,057,957
15,262	Strayer Education, Inc. (a)	807,665
478,018	Universal Technical Institute, Inc.	2,031,577

		7,370,526

	Diversified Financial Services — 0.3%
18,065	MarketAxess Holdings, Inc.	1,830,165

	Diversified Telecommunication Services — 1.8%
152,162	8x8, Inc. (a)	1,622,047
11,348	Atlantic Tele-Network, Inc.	867,214
268,887	Cincinnati Bell, Inc. (a)	1,013,704
43,536	Consolidated Communications Holdings, Inc.	962,146
121,512	General Communication, Inc., Class A (a)	2,474,592
341,025	Iridium Communications, Inc. (a) (b)	2,799,815
68,991	Lumos Networks Corp.	894,123

		10,633,641

	Electric Utilities — 0.6%
33,231	ALLETE, Inc.	1,668,529
34,178	El Paso Electric Co.	1,321,663
16,687	UIL Holdings Corp.	850,870

		3,841,062

	Electrical Equipment — 1.1%
25,844	AZZ, Inc.	1,429,948
51,358	Encore Wire Corp.	2,196,582
23,485	EnerSys	1,432,350
30,808	Franklin Electric Co., Inc.	1,015,432
13,781	Powell Industries, Inc.	459,183

		6,533,495

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components — 5.9%
113,164	Agilysys, Inc. (a)	$1,286,675
21,779	Anixter International, Inc. (a)	1,493,604
7,146	Badger Meter, Inc.	432,905
96,383	Benchmark Electronics, Inc. (a)	1,906,456
57,222	Checkpoint Systems, Inc.	428,021
23,005	Coherent, Inc. (a)	1,246,871
90,645	CTS Corp.	1,647,926
96,763	Daktronics, Inc.	938,601
26,525	ePlus, Inc. (a)	2,239,240
91,537	Fabrinet (a)	1,983,607
23,971	FARO Technologies, Inc. (a)	809,980
130,429	II-VI, Inc. (a)	2,363,373
64,906	Insight Enterprises, Inc. (a)	1,648,612
9,204	Littelfuse, Inc.	919,756
26,074	Mercury Systems, Inc. (a)	447,430
13,004	Methode Electronics, Inc.	433,423
13,957	MTS Systems Corp.	921,581
122,025	Newport Corp. (a)	1,843,798
21,802	OSI Systems, Inc. (a)	1,878,896
23,585	Park Electrochemical Corp.	385,379
43,490	Plexus Corp. (a)	1,505,624
64,707	Rofin-Sinar Technologies, Inc. (a)	1,873,915
23,664	Rogers Corp. (a)	1,100,849
98,142	Sanmina Corp. (a)	2,028,595
35,489	ScanSource, Inc. (a)	1,224,725
14,796	SYNNEX Corp.	1,308,558
201,988	TTM Technologies, Inc. (a)	1,474,512

		35,772,912

	Energy Equipment & Services — 3.5%
93,213	Archrock, Inc. (a)	2,026,451
508,438	Basic Energy Services, Inc. (a) (b)	1,886,305
64,137	Bristow Group, Inc.	2,227,478
140,100	Era Group, Inc. (a)	1,948,791
199,176	Gulf Island Fabrication, Inc.	2,013,669
343,259	GulfMark Offshore, Inc., Class A (b)	2,141,936
155,011	Hornbeck Offshore Services, Inc. (a) (b)	2,094,199
18,464	Matrix Service Co. (a)	419,133
409,633	Newpark Resources, Inc. (a)	2,318,523
798,975	Pioneer Energy Services Corp. (a)	1,845,632
35,066	SEACOR Holdings, Inc. (a)	2,048,556
31,570	Tidewater, Inc. (b)	389,889

		21,360,562

	Food & Staples Retailing — 0.7%
61,577	Andersons (The), Inc.	2,179,826
64,906	SpartanNash Co.	1,810,877

		3,990,703

Shares	Description	Value

	Common Stocks (Continued)
	Food Products — 2.5%
57,538	B&G Foods, Inc.	$2,088,054
9,295	Calavo Growers, Inc.	477,856
38,404	Cal-Maine Foods, Inc. (b)	2,053,078
149,274	Darling Ingredients, Inc. (a)	1,510,653
40,776	Diamond Foods, Inc. (a)	1,615,545
14,763	J&J Snack Foods Corp.	1,812,749
30,586	Sanderson Farms, Inc. (b)	2,126,033
63,676	Seneca Foods Corp., Class A (a)	1,858,065
49,743	Snyder’s-Lance, Inc.	1,767,866

		15,309,899

	Gas Utilities — 1.3%
23,077	Laclede Group (The), Inc.	1,351,620
41,904	New Jersey Resources Corp.	1,327,519
18,301	Northwest Natural Gas Co.	874,239
31,404	Piedmont Natural Gas Co., Inc.	1,799,763
49,838	South Jersey Industries, Inc.	1,321,205
21,578	Southwest Gas Corp.	1,326,184

		8,000,530

	Health Care Equipment & Supplies — 3.3%
22,611	ABIOMED, Inc. (a)	1,665,526
5,058	Analogic Corp.	443,182
31,452	AngioDynamics, Inc. (a)	395,666
36,990	Cantel Medical Corp.	2,192,767
41,890	Cynosure, Inc., Class A (a)	1,576,740
14,869	Greatbatch, Inc. (a)	794,748
15,324	ICU Medical, Inc. (a)	1,685,180
43,199	Inogen, Inc. (a)	1,846,325
14,087	Integra LifeSciences Holdings Corp. (a)	839,163
13,802	LivaNova PLC (a)	914,797
43,513	Masimo Corp. (a)	1,726,596
24,259	Meridian Bioscience, Inc.	461,164
21,266	Natus Medical, Inc. (a)	968,241
18,647	Neogen Corp. (a)	1,007,870
34,795	NuVasive, Inc. (a)	1,640,932
18,994	SurModics, Inc. (a)	405,142
38,828	Vascular Solutions, Inc. (a)	1,247,155

		19,811,194

	Health Care Providers & Services — 4.6%
76,404	Aceto Corp.	2,304,345
36,913	Air Methods Corp. (a)	1,510,849
10,357	Almost Family, Inc. (a)	428,573
44,188	Amedisys, Inc. (a)	1,748,961
69,886	AMN Healthcare Services, Inc. (a)	1,982,666
26,989	AmSurg Corp. (a)	1,891,659
12,571	Chemed Corp.	1,977,292
25,973	CorVel Corp. (a)	862,304
154,101	Cross Country Healthcare, Inc. (a)	2,080,363
29,518	Ensign Group (The), Inc.	1,244,479
153,761	Hanger, Inc. (a)	2,217,234

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
56,779	HealthEquity, Inc. (a)	$1,857,241
75,443	Healthways, Inc. (a)	887,964
22,678	Landauer, Inc.	895,554
9,267	LHC Group, Inc. (a)	417,617
30,268	Magellan Health, Inc. (a)	1,616,311
14,570	PharMerica Corp. (a)	416,265
38,500	Providence Service (The) Corp. (a)	1,988,525
116,626	Select Medical Holdings Corp.	1,317,874

		27,646,076

	Health Care Technology — 0.4%
9,846	Computer Programs and Systems, Inc. (b)	374,246
47,302	HMS Holdings Corp. (a)	498,090
41,820	MedAssets, Inc. (a)	990,298
13,339	Omnicell, Inc. (a)	362,821
33,241	Quality Systems, Inc.	467,036

		2,692,491

	Hotels, Restaurants & Leisure — 2.9%
2,293	Biglari Holdings, Inc. (a)	880,810
19,498	BJ’s Restaurants, Inc. (a)	837,049
9,568	Bob Evans Farms, Inc.	414,007
4,527	DineEquity, Inc.	377,778
45,694	Interval Leisure Group, Inc.	806,499
65,068	Marcus (The) Corp.	1,346,257
93,371	Monarch Casino & Resort, Inc. (a)	2,048,560
24,500	Papa John’s International, Inc.	1,719,165
49,583	Pinnacle Entertainment, Inc. (a)	1,735,901
14,885	Popeyes Louisiana Kitchen, Inc. (a)	840,110
11,077	Red Robin Gourmet Burgers, Inc. (a)	829,557
202,640	Ruby Tuesday, Inc. (a)	1,059,807
129,145	Ruth’s Hospitality Group, Inc.	2,003,039
120,419	Scientific Games Corp., Class A (a) (b)	1,335,447
45,104	Texas Roadhouse, Inc.	1,549,322

		17,783,308

	Household Durables — 1.0%
15,708	Ethan Allen Interiors, Inc.	427,415
18,788	Helen of Troy Ltd. (a)	1,863,957
28,789	iRobot Corp. (a)	863,958
31,585	La-Z-Boy, Inc.	901,752
71,154	M/I Homes, Inc. (a)	1,632,984
11,361	Meritage Homes Corp. (a)	400,589

		6,090,655

	Household Products — 0.4%
78,113	Central Garden & Pet Co., Class A (a)	1,318,547
9,419	WD-40 Co.	900,268

		2,218,815

Shares	Description	Value

	Common Stocks (Continued)
	Insurance — 3.6%
53,985	American Equity Investment Life Holding Co.	$1,386,335
33,739	AMERISAFE, Inc.	1,846,535
32,384	eHealth, Inc. (a)	386,989
94,092	Employers Holdings, Inc.	2,490,615
21,637	HCI Group, Inc.	943,590
25,255	Horace Mann Educators Corp.	864,731
15,623	Infinity Property & Casualty Corp.	1,257,964
16,136	Navigators Group (The), Inc. (a)	1,377,208
25,644	ProAssurance Corp.	1,358,106
23,507	RLI Corp.	1,430,401
54,020	Selective Insurance Group, Inc.	1,971,190
20,507	Stewart Information Services Corp.	823,766
35,903	United Fire Group, Inc.	1,335,233
127,593	United Insurance Holdings Corp.	2,107,836
70,999	Universal Insurance Holdings, Inc.	2,240,018

		21,820,517

	Internet & Catalog Retail — 1.0%
62,531	Blue Nile, Inc. (a)	2,132,307
56,303	FTD Cos., Inc. (a)	1,594,501
79,084	Nutrisystem, Inc.	1,829,213
25,768	PetMed Express, Inc. (b)	433,418

		5,989,439

	Internet Software & Services — 1.3%
8,990	comScore, Inc. (a)	384,592
23,683	j2 Global, Inc.	1,836,617
30,772	LogMeIn, Inc. (a)	2,072,802
23,426	NIC, Inc.	444,391
151,157	QuinStreet, Inc. (a)	838,921
28,339	Stamps.com, Inc. (a)	2,142,712

		7,720,035

	IT Services — 2.9%
22,682	CACI International, Inc., Class A (a)	2,201,061
12,688	Cardtronics, Inc. (a)	437,736
13,470	CSG Systems International, Inc.	451,515
56,791	ExlService Holdings, Inc. (a)	2,513,570
33,286	Heartland Payment Systems, Inc.	2,463,164
65,287	ManTech International Corp., Class A	1,886,794
81,555	Perficient, Inc. (a)	1,363,600
82,247	Sykes Enterprises, Inc. (a)	2,385,163
46,973	TeleTech Holdings, Inc.	1,366,914
40,875	Virtusa Corp. (a)	2,347,451

		17,416,968

	Leisure Products — 0.1%
14,293	Sturm Ruger & Co., Inc.	813,843

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Life Sciences Tools & Services — 0.5%
23,814	Albany Molecular Research, Inc. (a) (b)	$429,605
31,714	Cambrex Corp. (a)	1,457,893
49,612	Luminex Corp. (a)	902,938

		2,790,436

	Machinery — 3.5%
22,559	Actuant Corp., Class A	514,345
29,323	Albany International Corp., Class A	1,101,665
37,554	Astec Industries, Inc.	1,220,505
46,541	Barnes Group, Inc.	1,749,476
65,167	Briggs & Stratton Corp.	1,158,018
109,177	Chart Industries, Inc. (a)	1,876,753
31,365	CIRCOR International, Inc.	1,440,281
23,369	ESCO Technologies, Inc.	866,756
122,382	Federal Signal Corp.	1,843,073
45,738	Harsco Corp.	490,769
54,833	John Bean Technologies Corp.	2,459,808
12,376	Lindsay Corp. (b)	838,845
44,168	Lydall, Inc. (a)	1,511,871
28,362	Mueller Industries, Inc.	893,970
105,569	SPX Corp.	1,293,220
11,135	Standex International Corp.	999,032
7,385	Tennant Co.	427,739
7,854	Watts Water Technologies, Inc., Class A	427,572

		21,113,698

	Marine — 0.2%
32,693	Matson, Inc.	1,498,320

	Media — 0.8%
142,385	Gannett Co., Inc.	2,252,531
594,138	Harte-Hanks, Inc.	2,525,086

		4,777,617

	Metals & Mining — 1.2%
34,199	Globe Specialty Metals, Inc.	431,591
44,341	Haynes International, Inc.	1,749,253
69,863	Materion Corp.	2,106,369
81,212	Stillwater Mining Co. (a)	758,520
53,322	SunCoke Energy, Inc.	264,477
165,795	TimkenSteel Corp.	1,764,059

		7,074,269

	Multi-Utilities — 0.5%
50,460	Avista Corp.	1,708,071
23,378	NorthWestern Corp.	1,266,854

		2,974,925

	Oil, Gas & Consumable Fuels — 3.6%
1,121,556	Approach Resources, Inc. (a) (b)	2,646,872
508,438	Bill Barrett Corp. (a) (b)	2,476,093
412,249	Bonanza Creek Energy, Inc. (a)	2,345,697

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
797,456	Cloud Peak Energy, Inc. (a) (b)	$2,368,444
220,769	Contango Oil & Gas Co. (a)	1,688,883
107,777	Green Plains, Inc.	2,210,506
31,651	PDC Energy, Inc. (a)	1,909,822
3,165,754	Penn Virginia Corp. (a) (b)	1,959,285
41,433	REX American Resources Corp. (a)	2,275,086
810,554	Rex Energy Corp. (a) (b)	1,831,852

		21,712,540

	Paper & Forest Products — 1.0%
49,898	Boise Cascade Co. (a)	1,493,447
14,395	Neenah Paper, Inc.	970,367
121,795	P.H. Glatfelter Co.	2,362,823
36,601	Schweitzer-Mauduit International, Inc.	1,420,851

		6,247,488

	Personal Products — 0.1%
15,445	Medifast, Inc. (a)	431,997

	Pharmaceuticals — 1.2%
21,233	ANI Pharmaceuticals, Inc. (a) (b)	888,389
44,505	Depomed, Inc. (a)	778,837
11,782	Impax Laboratories, Inc. (a)	408,011
33,149	Medicines (The) Co. (a)	1,135,022
37,853	Nektar Therapeutics (a)	449,315
37,153	Prestige Brands Holdings, Inc. (a)	1,820,869
119,591	Supernus Pharmaceuticals, Inc. (a)	1,973,251

		7,453,694

	Professional Services — 2.3%
18,826	Exponent, Inc.	967,845
43,131	Heidrick & Struggles International, Inc.	1,145,559
118,659	Kelly Services, Inc., Class A	1,874,812
38,053	Korn/Ferry International	1,383,988
131,824	Navigant Consulting, Inc. (a)	2,267,373
45,469	On Assignment, Inc. (a)	2,051,107
55,670	Resources Connection, Inc.	999,276
74,671	TrueBlue, Inc. (a)	2,163,219
18,610	WageWorks, Inc. (a)	893,652

		13,746,831

	Real Estate Investment Trusts — 2.9%
41,848	Acadia Realty Trust	1,376,381
28,105	Agree Realty Corp.	910,040
20,533	American Assets Trust, Inc.	865,671
169,650	Capstead Mortgage Corp.	1,637,122
40,771	CoreSite Realty Corp.	2,240,366
38,190	Education Realty Trust, Inc.	1,371,403
16,268	EPR Properties	924,185
28,208	GEO Group (The), Inc.	910,272
16,693	Healthcare Realty Trust, Inc.	440,027
51,218	Lexington Realty Trust	452,767

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Real Estate Investment Trusts (Continued)
19,661	LTC Properties, Inc.	$842,474
26,661	Parkway Properties, Inc.	446,039
7,118	Post Properties, Inc.	425,229
10,569	PS Business Parks, Inc.	906,715
76,083	Retail Opportunity Investments Corp.	1,379,385
8,015	Saul Centers, Inc.	449,401
35,548	Summit Hotel Properties, Inc.	464,968
8,837	Universal Health Realty Income Trust	439,111
44,766	Urstadt Biddle Properties, Inc., Class A	899,797

		17,381,353

	Road & Rail — 0.9%
130,917	Celadon Group, Inc.	1,895,678
129,704	Marten Transport Ltd.	2,125,849
113,985	Roadrunner Transportation Systems, Inc. (a)	1,212,800

		5,234,327

	Semiconductors & Semiconductor Equipment — 3.1%
32,483	Cabot Microelectronics Corp. (a)	1,369,808
45,178	CEVA, Inc. (a)	1,055,810
53,249	Cirrus Logic, Inc. (a)	1,641,667
127,626	Cohu, Inc.	1,606,811
98,142	Diodes, Inc. (a)	2,247,452
45,538	DSP Group, Inc. (a)	459,934
132,120	Kopin Corp. (a)	352,760
228,465	Kulicke & Soffa Industries, Inc. (a)	2,421,729
38,343	Microsemi Corp. (a)	1,380,731
50,040	MKS Instruments, Inc.	1,763,410
24,577	Monolithic Power Systems, Inc.	1,534,096
91,937	Pericom Semiconductor Corp.	1,604,301
9,836	Power Integrations, Inc.	497,800
12,800	Tessera Technologies, Inc.	447,616
25,895	Ultratech, Inc. (a)	404,739

		18,788,664

	Software — 1.2%
29,898	Blackbaud, Inc.	1,874,306
16,588	Bottomline Technologies (de), Inc. (a)	459,156
50,417	Ebix, Inc. (b)	1,398,063
64,932	Epiq Systems, Inc.	896,062
6,406	MicroStrategy, Inc., Class A (a)	1,102,281
16,062	Progress Software Corp. (a)	389,985
29,202	Take-Two Interactive Software, Inc. (a)	969,506

		7,089,359

	Specialty Retail — 5.3%
32,639	Barnes & Noble Education, Inc. (a)	481,425

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
138,550	Barnes & Noble, Inc.	$1,799,765
202,054	Big 5 Sporting Goods Corp.	1,848,794
34,038	Buckle (The), Inc. (b)	1,206,307
41,219	Caleres, Inc.	1,259,653
36,979	Cato (The) Corp., Class A	1,396,327
21,821	Children’s Place (The), Inc.	1,171,133
70,418	Express, Inc. (a)	1,359,067
108,668	Finish Line (The), Inc., Class A	2,024,485
36,751	Genesco, Inc. (a)	2,302,450
24,631	Group 1 Automotive, Inc.	2,141,666
35,944	Hibbett Sports, Inc. (a)	1,227,847
38,946	Kirkland’s, Inc.	895,369
19,400	Lithia Motors, Inc., Class A	2,277,366
31,570	Lumber Liquidators Holdings, Inc. (a) (b)	436,297
89,058	MarineMax, Inc. (a)	1,407,116
24,838	Monro Muffler Brake, Inc.	1,842,235
68,820	Pep Boys-Manny, Moe & Jack (The) (a)	1,035,053
18,961	Select Comfort Corp. (a)	401,973
61,626	Sonic Automotive, Inc., Class A	1,536,952
213,140	Stage Stores, Inc.	2,073,852
42,855	Stein Mart, Inc.	379,695
51,405	Vitamin Shoppe, Inc. (a)	1,474,809

		31,979,636

	Technology Hardware, Storage & Peripherals — 0.8%
19,384	Electronics For Imaging, Inc. (a)	900,193
204,616	QLogic Corp. (a)	2,537,239
46,163	Super Micro Computer, Inc. (a)	1,302,258

		4,739,690

	Textiles, Apparel & Luxury Goods — 1.2%
27,211	G-III Apparel Group Ltd. (a)	1,499,054
81,196	Movado Group, Inc.	2,089,985
11,356	Oxford Industries, Inc.	826,944
11,329	Steven Madden Ltd. (a)	394,816
70,355	Unifi, Inc. (a)	2,152,159

		6,962,958

	Thrifts & Mortgage Finance — 2.2%
25,768	Astoria Financial Corp.	411,257
109,235	Bank Mutual Corp.	790,861
16,280	BofI Holding, Inc. (a) (b)	1,302,563
82,734	Brookline Bancorp, Inc.	939,031
24,547	Dime Community Bancshares, Inc.	425,891
22,545	LendingTree, Inc. (a)	2,736,061
55,155	Northfield Bancorp, Inc.	844,975
31,911	Northwest Bancshares, Inc.	429,522
80,564	Oritani Financial Corp.	1,282,579
43,022	Provident Financial Services, Inc.	874,207
143,652	TrustCo Bank Corp. NY	894,952

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Thrifts & Mortgage Finance (Continued)
80,418	Walker & Dunlop, Inc. (a)	$2,332,926

		13,264,825

	Tobacco — 0.4%
42,312	Universal Corp.	2,285,271

	Trading Companies & Distributors — 0.5%
32,985	Applied Industrial Technologies, Inc.	1,362,610
46,801	Kaman Corp.	1,820,091

		3,182,701

	Water Utilities — 0.2%
30,396	American States Water Co.	1,238,637

	Wireless Telecommunication Services — 0.4%
127,420	Spok Holdings, Inc.	2,297,383

	Total Common Stocks — 100.0%	602,763,245
	(Cost $611,683,864)

	Money Market Funds — 4.3%
25,887,159	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	25,887,159
260,106	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.03% (c)	260,106
	Total Money Market Funds — 4.3%	26,147,265
	(Cost $26,147,265)

Principal
Value	Description	Value

	Repurchase Agreements — 1.0%
$1,196,326	JPMorgan Chase & Co., 0.04% (c), dated 10/31/15, due 11/02/15, with a maturity value of $1,196,330. Collateralized by U.S. Treasury Note, interest rate of 1.625%, due 07/31/19. The value of the collateral including accrued interest is $1,225,242. (d)	1,196,326

Principal
Value	Description	Value

	Repurchase Agreements (Continued)
$4,998,577	RBC Capital Markets LLC, 0.07% (c), dated 10/31/15, due 11/02/15, with a maturity value of $4,998,606. Collateralized by U.S. Treasury Note, interest rate of 1.625%, due 06/30/20. The value of the collateral including accrued interest is $5,126,552. (d)	$4,998,577

	Total Repurchase Agreements — 1.0%	6,194,903
	(Cost $6,194,903)

	Total Investments — 105.3%	635,105,413
	(Cost $644,026,032) (e)
	Net Other Assets and Liabilities — (5.3)%	(32,244,497)

	Net Assets — 100.0%	$602,860,916

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $30,191,831 and the total value of the collateral held by the Fund is $32,082,062.
(c)	Interest rate shown reflects yield as of October 31, 2015.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $62,300,171 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $71,220,790.

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$602,763,245	$—	$—
Money Market Funds	26,147,265	—	—
Repurchase Agreements	—	6,194,903	—
Total Investments	$628,910,510	$6,194,903	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2015.

See Notes to Portfolio of Investments

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 2.3%
17,235	Honeywell International, Inc.	$1,780,031
46,840	L-3 Communications Holdings, Inc.	5,920,576
29,875	Raytheon Co.	3,507,325
19,942	Rockwell Collins, Inc.	1,729,370
130,066	Textron, Inc.	5,484,883
55,012	United Technologies Corp.	5,413,731

		23,835,916

	Airlines — 1.1%
126,082	American Airlines Group, Inc.	5,827,510
92,287	United Continental Holdings, Inc. (a)	5,565,829

		11,393,339

	Auto Components — 2.0%
156,956	BorgWarner, Inc.	6,720,856
21,463	Delphi Automotive PLC	1,785,507
285,332	Goodyear Tire & Rubber (The) Co.	9,370,303
78,917	Johnson Controls, Inc.	3,565,470

		21,442,136

	Automobiles — 1.7%
360,783	Ford Motor Co.	5,343,196
278,777	General Motors Co.	9,732,105
59,452	Harley-Davidson, Inc.	2,939,902

		18,015,203

	Banks — 4.2%
104,745	Bank of America Corp.	1,757,621
91,681	BB&T Corp.	3,405,949
98,688	Citigroup, Inc.	5,247,241
79,415	Comerica, Inc.	3,446,611
86,297	Fifth Third Bancorp	1,643,958
307,911	Huntington Bancshares, Inc.	3,377,784
80,299	JPMorgan Chase & Co.	5,159,211
125,435	KeyCorp	1,557,903
13,380	M&T Bank Corp.	1,603,593
54,888	PNC Financial Services Group (The), Inc.	4,954,191
362,250	Regions Financial Corp.	3,387,037
85,351	SunTrust Banks, Inc.	3,543,774
39,796	U.S. Bancorp	1,678,595
31,780	Wells Fargo & Co.	1,720,569
59,255	Zions Bancorporation	1,704,766

		44,188,803

	Capital Markets — 3.0%
9,546	Affiliated Managers Group, Inc. (a)	1,720,762
83,368	Bank of New York Mellon (The) Corp.	3,472,277
61,979	E*TRADE Financial Corp. (a)	1,767,022
224,608	Franklin Resources, Inc.	9,155,022
28,176	Goldman Sachs Group (The), Inc.	5,283,000

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
104,507	Invesco Ltd.	$3,466,497
51,810	Morgan Stanley	1,708,176
70,444	T. Rowe Price Group, Inc.	5,326,975

		31,899,731

	Chemicals — 4.7%
36,538	Airgas, Inc.	3,513,494
145,384	CF Industries Holdings, Inc.	7,381,146
153,959	Dow Chemical (The) Co.	7,955,061
67,715	E.I. du Pont de Nemours and Co.	4,293,131
50,429	Eastman Chemical Co.	3,639,461
100,392	LyondellBasell Industries N.V., Class A	9,327,421
19,121	Monsanto Co.	1,782,459
269,011	Mosaic (The) Co.	9,089,882
16,020	Praxair, Inc.	1,779,662

		48,761,717

	Commercial Services & Supplies — 1.3%
218,318	ADT (The) Corp.	7,213,227
82,212	Pitney Bowes, Inc.	1,697,678
118,830	Republic Services, Inc.	5,197,624

		14,108,529

	Communications Equipment — 0.7%
248,677	Cisco Systems, Inc.	7,174,331

	Construction & Engineering — 2.0%
197,614	Fluor Corp.	9,447,925
174,396	Jacobs Engineering Group, Inc. (a)	7,000,256
202,222	Quanta Services, Inc. (a)	4,066,684

		20,514,865

	Consumer Finance — 0.7%
45,009	Capital One Financial Corp.	3,551,210
62,782	Discover Financial Services	3,529,604

		7,080,814

	Containers & Packaging — 0.8%
162,693	WestRock Co.	8,746,376

	Diversified Financial Services — 0.3%
161,100	Leucadia National Corp.	3,223,611

	Diversified Telecommunication Services — 1.9%
100,182	AT&T, Inc.	3,357,099
333,158	CenturyLink, Inc.	9,398,387
1,374,252	Frontier Communications Corp.	7,063,655

		19,819,141

See Notes to Portfolio of Investments

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electric Utilities — 6.6%
114,806	American Electric Power Co., Inc.	$6,503,760
68,051	Duke Energy Corp.	4,863,605
103,497	Edison International	6,263,639
100,275	Entergy Corp.	6,834,744
96,714	Eversource Energy	4,926,611
281,779	Exelon Corp.	7,867,270
156,366	FirstEnergy Corp.	4,878,619
50,190	NextEra Energy, Inc.	5,152,505
202,138	Pepco Holdings, Inc.	5,382,935
76,326	Pinnacle West Capital Corp.	4,847,464
148,851	PPL Corp.	5,120,474
73,018	Southern (The) Co.	3,293,112
92,173	Xcel Energy, Inc.	3,284,124

		69,218,862

	Electrical Equipment — 1.7%
163,136	Eaton Corp. PLC	9,120,934
147,784	Emerson Electric Co.	6,979,838
16,082	Rockwell Automation, Inc.	1,755,511

		17,856,283

	Electronic Equipment, Instruments & Components — 2.0%
488,837	Corning, Inc.	9,092,368
174,910	FLIR Systems, Inc.	4,664,850
108,996	TE Connectivity Ltd.	7,023,702

		20,780,920

	Energy Equipment & Services — 4.3%
31,360	Baker Hughes, Inc.	1,652,045
377,326	Diamond Offshore Drilling, Inc.	7,501,241
210,572	FMC Technologies, Inc. (a)	7,123,651
138,493	Halliburton Co.	5,315,361
177,080	Helmerich & Payne, Inc.	9,964,291
222,278	National Oilwell Varco, Inc.	8,366,544
70,986	Schlumberger Ltd.	5,548,266

		45,471,399

	Food & Staples Retailing — 1.3%
19,636	Walgreens Boots Alliance, Inc.	1,662,777
100,676	Wal-Mart Stores, Inc.	5,762,694
206,246	Whole Foods Market, Inc.	6,179,130

		13,604,601

	Food Products — 2.4%
201,899	Archer-Daniels-Midland Co.	9,218,708
118,570	Kraft Heinz (The) Co.	9,244,903
151,453	Tyson Foods, Inc., Class A	6,718,455

		25,182,066

	Health Care Equipment & Supplies — 1.2%
254,760	Baxter International, Inc.	9,525,476
25,864	St. Jude Medical, Inc.	1,650,382

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies (Continued)
22,122	Varian Medical Systems, Inc. (a)	$1,737,241

		12,913,099

	Health Care Providers & Services — 0.8%
34,971	Anthem, Inc.	4,866,215
53,096	Quest Diagnostics, Inc.	3,607,873

		8,474,088

	Hotels, Restaurants & Leisure — 0.3%
65,671	Carnival Corp.	3,551,488

	Household Durables — 0.9%
345,930	PulteGroup, Inc.	6,340,897
22,161	Whirlpool Corp.	3,548,862

		9,889,759

	Independent Power and Renewable Electricity Producers — 1.2%
666,772	AES (The) Corp.	7,301,153
439,574	NRG Energy, Inc.	5,666,109

		12,967,262

	Industrial Conglomerates — 0.2%
11,512	3M Co.	1,809,802

	Insurance — 6.1%
47,347	ACE Ltd.	5,375,778
56,146	Aflac, Inc.	3,579,307
84,065	Allstate (The) Corp.	5,201,942
114,881	American International Group, Inc.	7,244,396
13,302	Chubb (The) Corp.	1,720,614
60,670	Cincinnati Financial Corp.	3,654,154
71,293	Hartford Financial Services Group (The), Inc.	3,298,014
103,156	Lincoln National Corp.	5,519,878
103,836	MetLife, Inc.	5,231,258
34,474	Principal Financial Group, Inc.	1,729,216
53,263	Progressive (The) Corp.	1,764,603
21,414	Prudential Financial, Inc.	1,766,655
28,932	Torchmark Corp.	1,678,345
84,086	Travelers (The) Cos., Inc.	9,492,469
179,727	XL Group PLC	6,844,004

		64,100,633

	IT Services — 1.6%
33,770	International Business Machines Corp.	4,730,501
177,771	Western Union (The) Co.	3,422,092
860,108	Xerox Corp.	8,076,414

		16,229,007

See Notes to Portfolio of Investments

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Leisure Products — 0.4%
154,982	Mattel, Inc.	$3,809,458

	Machinery — 5.2%
99,871	Caterpillar, Inc.	7,289,584
77,075	Cummins, Inc.	7,978,033
44,104	Deere & Co.	3,440,112
114,162	Dover Corp.	7,355,458
79,337	Flowserve Corp.	3,678,064
19,827	Illinois Tool Works, Inc.	1,822,894
125,125	PACCAR, Inc.	6,587,831
50,313	Parker-Hannifin Corp.	5,267,771
95,921	Pentair PLC	5,363,902
16,830	Stanley Black & Decker, Inc.	1,783,644
99,354	Xylem, Inc.	3,617,479

		54,184,772

	Media — 2.7%
86,074	Comcast Corp., Class A	5,389,954
373,779	TEGNA, Inc.	10,106,984
310,190	Twenty-First Century Fox, Inc., Class A	9,519,731
75,641	Viacom, Inc., Class B	3,729,858

		28,746,527

	Metals & Mining — 2.1%
675,746	Alcoa, Inc.	6,034,412
520,772	Newmont Mining Corp.	10,134,223
130,382	Nucor Corp.	5,515,158

		21,683,793

	Multiline Retail — 1.6%
180,713	Kohl’s Corp.	8,334,484
95,398	Macy’s, Inc.	4,863,390
41,491	Target Corp.	3,202,275

		16,400,149

	Multi-Utilities — 6.1%
154,432	Ameren Corp.	6,745,590
361,843	CenterPoint Energy, Inc.	6,712,188
46,202	CMS Energy Corp.	1,666,506
73,232	Consolidated Edison, Inc.	4,815,004
81,220	DTE Energy Co.	6,626,740
451,151	NiSource, Inc.	8,644,053
123,633	PG&E Corp.	6,602,002
198,502	Public Service Enterprise Group, Inc.	8,196,147
148,750	SCANA Corp.	8,808,975
33,744	Sempra Energy	3,455,723
62,147	TECO Energy, Inc.	1,677,969

		63,950,897

	Oil, Gas & Consumable Fuels — 10.3%
106,094	Chevron Corp.	9,641,823
136,109	ConocoPhillips	7,261,415
25,198	EQT Corp.	1,664,832

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
112,561	Exxon Mobil Corp.	$9,313,297
130,400	Hess Corp.	7,329,784
423,874	Marathon Oil Corp.	7,790,804
180,634	Marathon Petroleum Corp.	9,356,841
345,819	Murphy Oil Corp.	9,831,634
277,300	Noble Energy, Inc.	9,938,432
108,913	Phillips 66	9,698,703
26,829	Pioneer Natural Resources Co.	3,679,329
385,802	Southwestern Energy Co. (a)	4,259,254
86,065	Tesoro Corp.	9,202,930
139,251	Valero Energy Corp.	9,179,426

		108,148,504

	Paper & Forest Products — 0.2%
43,183	International Paper Co.	1,843,482

	Pharmaceuticals — 1.0%
34,964	Johnson & Johnson	3,532,413
132,164	Merck & Co., Inc.	7,224,084

		10,756,497

	Road & Rail — 1.3%
17,960	Kansas City Southern	1,486,370
85,441	Norfolk Southern Corp.	6,837,843
66,123	Ryder System, Inc.	4,746,309

		13,070,522

	Semiconductors & Semiconductor Equipment — 3.0%
569,701	Applied Materials, Inc.	9,553,886
195,761	First Solar, Inc. (a)	11,172,080
40,442	Linear Technology Corp.	1,796,434
37,870	Microchip Technology, Inc.	1,828,742
98,863	Texas Instruments, Inc.	5,607,509
38,488	Xilinx, Inc.	1,832,799

		31,791,450

	Software — 1.3%
239,110	CA, Inc.	6,625,738
90,364	Oracle Corp.	3,509,738
167,633	Symantec Corp.	3,453,240

		13,588,716

	Specialty Retail — 3.4%
114,479	Bed Bath & Beyond, Inc. (a)	6,826,383
131,892	Best Buy Co., Inc.	4,620,177
203,077	GameStop Corp., Class A	9,355,757
229,040	Gap (The), Inc.	6,234,469
21,130	Tiffany & Co.	1,741,957
222,185	Urban Outfitters, Inc. (a)	6,354,491

		35,133,234

	Technology Hardware, Storage & Peripherals — 1.5%
202,640	EMC Corp.	5,313,221

See Notes to Portfolio of Investments

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Technology Hardware, Storage & Peripherals (Continued)
326,782	HP, Inc.	$8,810,043
55,131	NetApp, Inc.	1,874,454

		15,997,718

	Textiles, Apparel & Luxury Goods — 2.0%
112,816	Coach, Inc.	3,519,859
149,768	Fossil Group, Inc. (a)	8,148,877
32,021	PVH Corp.	2,912,310
55,245	Ralph Lauren Corp.	6,119,489

		20,700,535

	Trading Companies & Distributors — 0.5%
44,573	Fastenal Co.	1,745,479
15,181	W.W. Grainger, Inc.	3,188,010

		4,933,489

	Total Common Stocks — 99.9%	1,046,993,524
	(Cost $1,108,620,496)

	Money Market Funds — 0.1%
652,977	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.03% (b)	652,977
	(Cost $652,977)

	Total Investments — 100.0%	1,047,646,501
	(Cost $1,109,273,473) (c)
	Net Other Assets and Liabilities — 0.0%	244,730

	Net Assets — 100.0%	$1,047,891,231

(a)	Non-income producing security.
(b)	Interest rate shown reflects yield as of October 31, 2015.
(c)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $49,079,171 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $110,706,143.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$1,046,993,524	$—	$—
Money Market Funds	652,977	—	—
Total Investments	$1,047,646,501	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2015.

See Notes to Portfolio of Investments

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 3.4%
27,741	Boeing (The) Co.	$4,107,610
35,114	General Dynamics Corp.	5,217,238
23,367	Lockheed Martin Corp.	5,136,768
29,187	Northrop Grumman Corp.	5,479,859
15,811	Precision Castparts Corp.	3,649,337

		23,590,812

	Air Freight & Logistics — 2.2%
71,462	C.H. Robinson Worldwide, Inc.	4,958,034
132,361	Expeditors International of Washington, Inc.	6,590,254
36,812	United Parcel Service, Inc., Class B	3,792,372

		15,340,660

	Airlines — 1.6%
138,786	Delta Air Lines, Inc.	7,055,880
95,498	Southwest Airlines Co.	4,420,603

		11,476,483

	Beverages — 4.1%
24,989	Brown-Forman Corp., Class B	2,653,332
30,187	Coca-Cola (The) Co.	1,278,419
75,136	Coca-Cola Enterprises, Inc.	3,857,482
49,737	Constellation Brands, Inc., Class A	6,704,548
61,270	Dr Pepper Snapple Group, Inc.	5,475,700
29,171	Molson Coors Brewing Co., Class B	2,569,965
26,881	Monster Beverage Corp. (a)	3,664,418
25,684	PepsiCo, Inc.	2,624,648

		28,828,512

	Biotechnology — 1.2%
22,386	Celgene Corp. (a)	2,746,986
12,331	Gilead Sciences, Inc.	1,333,351
7,807	Regeneron Pharmaceuticals, Inc. (a)	4,351,544

		8,431,881

	Building Products — 1.0%
42,003	Allegion PLC	2,737,336
144,265	Masco Corp.	4,183,685

		6,921,021

	Capital Markets — 0.2%
17,764	Northern Trust Corp.	1,250,408

	Chemicals — 0.6%
11,040	Ecolab, Inc.	1,328,664
11,727	International Flavors & Fragrances, Inc.	1,361,035
8,712	Sigma-Aldrich Corp.	1,217,241

		3,906,940

	Commercial Services & Supplies — 1.5%
42,362	Cintas Corp.	3,943,479
34,773	Stericycle, Inc. (a)	4,220,399

Shares	Description	Value

	Common Stocks (Continued)
	Commercial Services & Supplies (Continued)
48,621	Waste Management, Inc.	$2,613,865

		10,777,743

	Communications Equipment — 0.9%
20,912	F5 Networks, Inc. (a)	2,304,503
53,128	Motorola Solutions, Inc.	3,717,366

		6,021,869

	Construction Materials — 1.9%
40,981	Martin Marietta Materials, Inc.	6,358,202
69,814	Vulcan Materials Co.	6,742,636

		13,100,838

	Containers & Packaging — 0.5%
77,490	Sealed Air Corp.	3,806,309

	Distributors — 0.4%
29,215	Genuine Parts Co.	2,651,553

	Diversified Consumer Services — 0.7%
133,802	H&R Block, Inc.	4,985,463

	Diversified Financial Services — 0.9%
20,611	Intercontinental Exchange, Inc.	5,202,216
12,330	Moody’s Corp.	1,185,653

		6,387,869

	Electrical Equipment — 0.4%
46,290	AMETEK, Inc.	2,537,618

	Electronic Equipment, Instruments & Components — 0.2%
23,761	Amphenol Corp., Class A	1,288,321

	Energy Equipment & Services — 0.8%
78,987	Cameron International Corp. (a)	5,371,906

	Food & Staples Retailing — 1.6%
50,208	CVS Health Corp.	4,959,546
172,653	Kroger (The) Co.	6,526,284

		11,485,830

	Food Products — 3.8%
71,683	Campbell Soup Co.	3,640,779
119,565	ConAgra Foods, Inc.	4,848,361
43,148	General Mills, Inc.	2,507,330
13,178	Hershey (The) Co.	1,168,757
98,365	Hormel Foods Corp.	6,644,556
54,587	Kellogg Co.	3,849,475
44,208	McCormick & Co., Inc.	3,712,588

		26,371,846

See Notes to Portfolio of Investments

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Gas Utilities — 0.7%
79,347	AGL Resources, Inc.	$4,959,187

	Health Care Equipment & Supplies — 3.5%
18,257	Becton, Dickinson and Co.	2,601,988
147,580	Boston Scientific Corp. (a)	2,697,762
33,427	C. R. Bard, Inc.	6,229,121
23,948	DENTSPLY International, Inc.	1,457,236
34,068	Edwards Lifesciences Corp. (a)	5,353,786
2,633	Intuitive Surgical, Inc. (a)	1,307,548
18,087	Medtronic PLC	1,336,991
38,605	Stryker Corp.	3,691,410

		24,675,842

	Health Care Providers & Services — 7.0%
56,918	Aetna, Inc.	6,533,048
50,988	AmerisourceBergen Corp.	4,920,852
46,120	Cigna Corp.	6,181,925
33,482	DaVita HealthCare Partners, Inc. (a)	2,595,190
44,871	Express Scripts Holding Co. (a)	3,875,957
62,612	HCA Holdings, Inc. (a)	4,307,079
27,374	Henry Schein, Inc. (a)	4,152,910
13,091	McKesson Corp.	2,340,671
55,997	Patterson Cos., Inc.	2,654,258
53,684	UnitedHealth Group, Inc.	6,322,901
38,811	Universal Health Services, Inc., Class B	4,738,435

		48,623,226

	Hotels, Restaurants & Leisure — 3.1%
8,644	Chipotle Mexican Grill, Inc. (a)	5,534,148
17,754	Marriott International, Inc., Class A	1,363,152
12,290	McDonald’s Corp.	1,379,552
54,366	Royal Caribbean Cruises Ltd.	5,346,896
109,561	Starbucks Corp.	6,855,232
15,146	Yum! Brands, Inc.	1,074,003

		21,552,983

	Household Durables — 3.5%
212,111	D.R. Horton, Inc.	6,244,548
12,614	Harman International Industries, Inc.	1,387,036
58,707	Leggett & Platt, Inc.	2,643,576
129,384	Lennar Corp., Class A	6,478,257
19,984	Mohawk Industries, Inc. (a)	3,906,872
91,482	Newell Rubbermaid, Inc.	3,881,581

		24,541,870

	Household Products — 1.1%
41,929	Clorox (The) Co.	5,112,822
22,214	Kimberly-Clark Corp.	2,659,238

		7,772,060

	Industrial Conglomerates — 0.6%
42,632	Danaher Corp.	3,977,992

Shares	Description	Value

	Common Stocks (Continued)
	Insurance — 0.2%
23,188	Marsh & McLennan Cos., Inc.	$1,292,499

	Internet & Catalog Retail — 3.7%
12,170	Amazon.com, Inc. (a)	7,617,203
52,918	Expedia, Inc.	7,212,723
60,310	Netflix, Inc. (a)	6,536,398
2,934	Priceline Group (The), Inc. (a)	4,266,740

		25,633,064

	Internet Software & Services — 2.6%
52,603	Akamai Technologies, Inc. (a)	3,199,315
7,592	Alphabet, Inc., Class A (a)	5,598,265
53,874	Facebook, Inc., Class A (a)	5,493,532
51,484	VeriSign, Inc. (a)	4,149,610

		18,440,722

	IT Services — 6.6%
63,381	Accenture PLC, Class A	6,794,443
4,672	Alliance Data Systems Corp. (a)	1,389,032
30,133	Automatic Data Processing, Inc.	2,621,270
99,467	Cognizant Technology Solutions Corp., Class A (a)	6,774,697
54,151	Fidelity National Information Services, Inc.	3,948,691
55,929	Fiserv, Inc. (a)	5,397,708
40,310	MasterCard, Inc., Class A	3,990,287
50,848	Paychex, Inc.	2,622,740
137,075	Total System Services, Inc.	7,189,584
69,531	Visa, Inc., Class A	5,394,215

		46,122,667

	Leisure Products — 0.7%
67,144	Hasbro, Inc.	5,158,674

	Life Sciences Tools & Services — 0.6%
19,803	Thermo Fisher Scientific, Inc.	2,589,836
10,245	Waters Corp. (a)	1,309,311

		3,899,147

	Machinery — 0.6%
24,066	Snap-on, Inc.	3,992,309

	Media — 1.9%
189,895	Interpublic Group of Cos. (The), Inc.	4,354,292
18,372	Omnicom Group, Inc.	1,376,430
26,999	Time Warner Cable, Inc.	5,113,611
23,698	Walt Disney (The) Co.	2,695,411

		13,539,744

	Multiline Retail — 1.5%
66,866	Dollar General Corp.	4,531,509
36,330	Dollar Tree, Inc. (a)	2,379,251
50,657	Nordstrom, Inc.	3,303,343

		10,214,103

See Notes to Portfolio of Investments

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Multi-Utilities — 0.7%
17,204	Dominion Resources, Inc.	$1,228,882
69,563	WEC Energy Group, Inc.	3,586,668

		4,815,550

	Personal Products — 0.2%
15,004	Estee Lauder (The) Cos., Inc., Class A	1,207,222

	Pharmaceuticals — 0.9%
8,908	Allergan PLC (a)	2,747,851
28,936	Eli Lilly and Co.	2,360,309
7,700	Perrigo Co. PLC	1,214,598

		6,322,758

	Professional Services — 1.5%
49,839	Equifax, Inc.	5,311,342
54,455	Nielsen Holdings PLC	2,587,157
47,342	Robert Half International, Inc.	2,493,030

		10,391,529

	Real Estate Investment Trusts — 7.2%
13,762	American Tower Corp.	1,406,889
32,706	Apartment Investment & Management Co., Class A	1,281,748
27,707	AvalonBay Communities, Inc.	4,844,015
30,703	Crown Castle International Corp.	2,623,879
22,781	Equinix, Inc.	6,758,667
48,358	Equity Residential	3,739,041
21,681	Essex Property Trust, Inc.	4,779,360
32,511	HCP, Inc.	1,209,409
39,031	Iron Mountain, Inc.	1,195,910
148,699	Kimco Realty Corp.	3,980,672
31,523	Macerich (The) Co.	2,671,259
30,646	Plum Creek Timber Co., Inc.	1,248,518
22,887	Public Storage	5,251,651
51,107	Realty Income Corp.	2,527,752
13,181	Simon Property Group, Inc.	2,655,444
11,194	SL Green Realty Corp.	1,327,832
35,761	Welltower, Inc.	2,319,816

		49,821,862

	Real Estate Management & Development — 0.4%
75,685	CBRE Group, Inc., Class A (a)	2,821,537

	Road & Rail — 0.2%
16,956	J.B. Hunt Transport Services, Inc.	1,294,930

	Semiconductors & Semiconductor Equipment — 3.5%
48,358	Altera Corp.	2,541,213
21,465	Analog Devices, Inc.	1,290,476
38,741	Avago Technologies Ltd.	4,770,179
94,175	Broadcom Corp., Class A	4,840,595
40,171	Intel Corp.	1,360,190
18,537	Lam Research Corp.	1,419,749
252,632	NVIDIA Corp.	7,167,170

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
14,377	Skyworks Solutions, Inc.	$1,110,479

		24,500,051

	Software — 4.9%
201,602	Activision Blizzard, Inc.	7,007,686
44,178	Adobe Systems, Inc. (a)	3,916,821
34,954	Citrix Systems, Inc. (a)	2,869,723
91,914	Electronic Arts, Inc. (a)	6,624,242
82,076	Microsoft Corp.	4,320,481
50,541	Red Hat, Inc. (a)	3,998,298
69,763	salesforce.com, Inc. (a)	5,421,283

		34,158,534

	Specialty Retail — 10.2%
32,859	Advance Auto Parts, Inc.	6,520,212
83,251	AutoNation, Inc. (a)	5,260,631
8,603	AutoZone, Inc. (a)	6,748,279
61,238	CarMax, Inc. (a)	3,613,655
53,927	Home Depot (The), Inc.	6,667,534
53,741	L Brands, Inc.	5,158,061
90,359	Lowe’s Cos., Inc.	6,671,205
24,909	O’Reilly Automotive, Inc. (a)	6,881,360
99,926	Ross Stores, Inc.	5,054,257
45,747	Signet Jewelers Ltd.	6,905,052
87,196	TJX (The) Cos., Inc.	6,381,875
57,444	Tractor Supply Co.	5,307,251

		71,169,372

	Technology Hardware, Storage & Peripherals — 0.4%
21,959	Apple, Inc.	2,624,100

	Textiles, Apparel & Luxury Goods — 2.5%
41,839	Hanesbrands, Inc.	1,336,338
28,665	Michael Kors Holdings Ltd. (a)	1,107,615
50,641	NIKE, Inc., Class B	6,635,490
64,347	Under Armour, Inc., Class A (a)	6,118,113
35,504	VF Corp.	2,397,230

		17,594,786

	Tobacco — 1.6%
66,773	Altria Group, Inc.	4,037,763
140,672	Reynolds American, Inc.	6,797,271

		10,835,034

	Total Investments — 100.0%	696,487,236
	(Cost $622,152,631) (b)
	Net Other Assets and Liabilities — 0.0%	17,953

	Net Assets — 100.0%	$696,505,189

See Notes to Portfolio of Investments

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $79,287,390 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,952,785.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$696,487,236	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2015.

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 2.2%
828	Cubic Corp.	$37,136
1,347	Engility Holdings, Inc.	43,360
4,074	Esterline Technologies Corp. (a)	313,902
1,192	Honeywell International, Inc.	123,110
1,367	Huntington Ingalls Industries, Inc.	163,958
2,049	KLX, Inc. (a)	80,136
3,240	L-3 Communications Holdings, Inc.	409,536
1,965	Moog, Inc., Class A (a)	121,358
1,681	National Presto Industries, Inc.	148,012
2,066	Raytheon Co.	242,548
1,379	Rockwell Collins, Inc.	119,587
2,500	Teledyne Technologies, Inc. (a)	223,075
8,997	Textron, Inc.	379,404
8,941	Triumph Group, Inc.	416,472
3,805	United Technologies Corp.	374,450

		3,196,044

	Air Freight & Logistics — 0.1%
5,123	Atlas Air Worldwide Holdings, Inc. (a)	211,273

	Airlines — 0.8%
8,721	American Airlines Group, Inc.	403,085
30,634	Republic Airways Holdings, Inc. (a)	176,452
10,615	SkyWest, Inc.	202,109
6,383	United Continental Holdings, Inc. (a)	384,959

		1,166,605

	Auto Components — 1.4%
10,856	BorgWarner, Inc.	464,854
18,443	Dana Holding Corp.	309,842
1,484	Delphi Automotive PLC	123,454
19,736	Goodyear Tire & Rubber (The) Co.	648,130
5,458	Johnson Controls, Inc.	246,592
3,046	Standard Motor Products, Inc.	134,786
3,791	Superior Industries International, Inc.	74,607

		2,002,265

	Automobiles — 1.1%
24,954	Ford Motor Co.	369,569
19,282	General Motors Co.	673,135
4,112	Harley-Davidson, Inc.	203,338
5,654	Thor Industries, Inc.	305,768

		1,551,810

	Banks — 4.4%
8,149	Associated Banc-Corp.	157,602
3,080	BancorpSouth, Inc.	76,784
7,245	Bank of America Corp.	121,571
6,341	BB&T Corp.	235,568
4,715	BBCN Bancorp, Inc.	79,165
2,444	Cathay General Bancorp	76,497
3,377	Central Pacific Financial Corp.	75,510
6,826	Citigroup, Inc.	362,938

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
704	City Holding Co.	$33,672
5,493	Comerica, Inc.	238,396
934	Community Bank System, Inc.	38,070
1,152	Cullen/Frost Bankers, Inc.	78,843
2,682	F.N.B. Corp.	36,127
5,969	Fifth Third Bancorp	113,709
49,736	First BanCorp (a)	188,499
3,821	First Commonwealth Financial Corp.	35,115
1,820	First Financial Bancorp	35,090
12,776	FirstMerit Corp.	240,061
12,102	Fulton Financial Corp.	162,409
8,346	Hancock Holding Co.	230,350
1,378	Hanmi Financial Corp.	35,139
21,298	Huntington Bancshares, Inc.	233,639
9,019	International Bancshares Corp.	243,062
5,554	JPMorgan Chase & Co.	356,845
8,676	KeyCorp	107,756
926	M&T Bank Corp.	110,981
2,956	National Penn Bancshares, Inc.	35,590
1,289	NBT Bancorp, Inc.	36,234
16,226	OFG Bancorp	149,441
5,084	Old National Bancorp	71,176
3,421	PacWest Bancorp	154,082
3,796	PNC Financial Services Group (The), Inc.	342,627
4,597	Prosperity Bancshares, Inc.	236,194
25,056	Regions Financial Corp.	234,274
5,904	SunTrust Banks, Inc.	245,134
9,659	TCF Financial Corp.	148,652
651	Tompkins Financial Corp.	35,336
9,743	Trustmark Corp.	234,124
2,752	U.S. Bancorp	116,079
684	UMB Financial Corp.	33,571
4,492	Umpqua Holdings Corp.	75,016
7,441	Valley National Bancorp	78,131
2,055	Webster Financial Corp.	76,241
2,198	Wells Fargo & Co.	119,000
3,305	Wilshire Bancorp, Inc.	35,330
650	Wintrust Financial Corp.	32,819
4,099	Zions Bancorporation	117,928

		6,310,377

	Biotechnology — 0.1%
2,940	Enanta Pharmaceuticals, Inc. (a)	82,585

	Building Products — 0.2%
4,491	Griffon Corp.	77,155
1,911	Quanex Building Products Corp.	36,061
1,842	Universal Forest Products, Inc.	133,784

		247,000

	Capital Markets — 2.6%
660	Affiliated Managers Group, Inc. (a)	118,972

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
5,766	Bank of New York Mellon (The) Corp.	$240,154
11,206	Calamos Asset Management, Inc., Class A	105,224
4,287	E*TRADE Financial Corp. (a)	122,222
2,191	Eaton Vance Corp.	79,117
2,533	Federated Investors, Inc., Class B	77,839
15,536	Franklin Resources, Inc.	633,247
1,949	Goldman Sachs Group (The), Inc.	365,438
1,220	Greenhill & Co., Inc.	31,500
7,229	Invesco Ltd.	239,786
10,618	Investment Technology Group, Inc.	169,994
16,600	Janus Capital Group, Inc.	257,798
3,583	Morgan Stanley	118,132
4,895	Piper Jaffray Cos. (a)	174,115
1,475	Raymond James Financial, Inc.	81,287
1,739	Stifel Financial Corp. (a)	77,264
4,872	T. Rowe Price Group, Inc.	368,421
1,762	Virtus Investment Partners, Inc.	206,224
8,423	Waddell & Reed Financial, Inc., Class A	311,146

		3,777,880

	Chemicals — 4.1%
2,527	Airgas, Inc.	242,996
1,660	Albemarle Corp.	88,843
728	Ashland, Inc.	79,876
9,092	Calgon Carbon Corp.	156,382
10,056	CF Industries Holdings, Inc.	510,543
34,892	Chemours (The) Co.	241,802
10,649	Dow Chemical (The) Co.	550,234
4,684	E.I. du Pont de Nemours and Co.	296,966
3,488	Eastman Chemical Co.	251,729
17,921	FutureFuel Corp.	276,163
2,087	H.B. Fuller Co.	79,285
2,759	Hawkins, Inc.	114,333
2,680	Innophos Holdings, Inc.	113,873
3,046	Innospec, Inc.	168,261
25,568	Intrepid Potash, Inc. (a)	98,692
4,623	LSB Industries, Inc. (a)	72,350
6,944	LyondellBasell Industries N.V., Class A	645,167
1,323	Monsanto Co.	123,330
18,607	Mosaic (The) Co.	628,730
205	NewMarket Corp.	80,717
22,383	Olin Corp.	429,306
2,495	PolyOne Corp.	83,433
1,108	Praxair, Inc.	123,088
919	Quaker Chemical Corp.	72,950
3,404	Stepan Co.	180,174
13,537	Tredegar Corp.	193,038

		5,902,261

Shares	Description	Value

	Common Stocks (Continued)
	Commercial Services & Supplies — 1.5%
1,272	ABM Industries, Inc.	$36,125
15,101	ADT (The) Corp.	498,937
4,050	Deluxe Corp.	241,178
3,276	Essendant, Inc.	113,251
5,077	Herman Miller, Inc.	161,093
1,832	MSA Safety, Inc.	79,655
5,686	Pitney Bowes, Inc.	117,416
5,029	R.R. Donnelley & Sons Co.	84,839
8,219	Republic Services, Inc.	359,499
4,370	Tetra Tech, Inc.	117,553
1,326	UniFirst Corp.	139,323
4,886	Viad Corp.	147,118

		2,095,987

	Communications Equipment — 1.0%
2,379	ADTRAN, Inc.	36,946
12,012	Black Box Corp.	146,666
17,200	Cisco Systems, Inc.	496,220
6,873	Comtech Telecommunications Corp.	166,052
2,946	Digi International, Inc. (a)	38,003
2,880	Plantronics, Inc.	154,426
27,946	Polycom, Inc. (a)	385,096

		1,423,409

	Construction & Engineering — 1.3%
1,601	EMCOR Group, Inc.	77,296
13,668	Fluor Corp.	653,467
4,935	Granite Construction, Inc.	162,065
12,063	Jacobs Engineering Group, Inc. (a)	484,209
6,758	MYR Group, Inc. (a)	152,055
29,609	Orion Marine Group, Inc. (a)	115,771
13,987	Quanta Services, Inc. (a)	281,279

		1,926,142

	Consumer Finance — 1.0%
3,113	Capital One Financial Corp.	245,616
3,798	Cash America International, Inc.	131,145
4,342	Discover Financial Services	244,107
3,828	Encore Capital Group, Inc. (a)	155,799
28,697	EZCORP, Inc., Class A (a)	191,122
2,652	First Cash Financial Services, Inc. (a)	101,174
8,048	Green Dot Corp., Class A (a)	149,210
6,597	World Acceptance Corp. (a)	251,544

		1,469,717

	Containers & Packaging — 1.2%
2,220	AptarGroup, Inc.	163,303
5,705	Bemis Co., Inc.	261,175
7,075	Greif, Inc., Class A	231,919
2,592	Myers Industries, Inc.	40,461
1,407	Silgan Holdings, Inc.	71,574
7,760	Sonoco Products Co.	331,274

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Containers & Packaging (Continued)
11,253	WestRock Co.	$604,961

		1,704,667

	Distributors — 0.0%
9,545	VOXX International Corp. (a)	49,252

	Diversified Consumer Services — 1.0%
7,551	American Public Education, Inc. (a)	164,083
34,020	Apollo Education Group, Inc. (a)	246,985
2,860	Capella Education Co.	129,129
13,828	DeVry Education Group, Inc.	325,788
652	Graham Holdings Co., Class B	360,211
5,406	Regis Corp. (a)	89,307
40,356	Universal Technical Institute, Inc.	171,513

		1,487,016

	Diversified Financial Services — 0.2%
11,143	Leucadia National Corp.	222,971

	Diversified Telecommunication Services — 1.3%
6,929	AT&T, Inc.	232,191
958	Atlantic Tele-Network, Inc.	73,210
23,044	CenturyLink, Inc.	650,071
22,700	Cincinnati Bell, Inc. (a)	85,579
95,054	Frontier Communications Corp.	488,578
28,791	Iridium Communications, Inc. (a)	236,374
5,824	Lumos Networks Corp.	75,479

		1,841,482

	Electric Utilities — 4.8%
2,805	ALLETE, Inc.	140,839
7,941	American Electric Power Co., Inc.	449,858
2,750	Cleco Corp.	145,750
4,707	Duke Energy Corp.	336,409
7,159	Edison International	433,263
2,885	El Paso Electric Co.	111,563
6,936	Entergy Corp.	472,758
6,690	Eversource Energy	340,789
19,490	Exelon Corp.	544,161
10,815	FirstEnergy Corp.	337,428
10,839	Great Plains Energy, Inc.	298,072
5,104	Hawaiian Electric Industries, Inc.	149,343
4,526	IDACORP, Inc.	302,563
3,471	NextEra Energy, Inc.	356,333
10,704	OGE Energy Corp.	305,171
13,981	Pepco Holdings, Inc.	372,314
5,280	Pinnacle West Capital Corp.	335,333
10,441	PNM Resources, Inc.	293,601
10,296	PPL Corp.	354,182
5,050	Southern (The) Co.	227,755
1,409	UIL Holdings Corp.	71,845
7,619	Westar Energy, Inc.	302,474

Shares	Description	Value

	Common Stocks (Continued)
	Electric Utilities (Continued)
6,375	Xcel Energy, Inc.	$227,141

		6,908,945

	Electrical Equipment — 1.3%
11,284	Eaton Corp. PLC	630,889
10,222	Emerson Electric Co.	482,785
4,336	Encore Wire Corp.	185,451
1,983	EnerSys	120,943
2,601	Franklin Electric Co., Inc.	85,729
1,724	Hubbell, Inc., Class B	166,969
1,154	Powell Industries, Inc.	38,451
1,112	Rockwell Automation, Inc.	121,386

		1,832,603

	Electronic Equipment, Instruments & Components — 4.6%
1,839	Anixter International, Inc. (a)	126,119
6,806	Arrow Electronics, Inc. (a)	374,262
8,816	Avnet, Inc.	400,511
1,568	Belden, Inc.	100,399
8,137	Benchmark Electronics, Inc. (a)	160,950
4,791	Checkpoint Systems, Inc.	35,837
1,942	Coherent, Inc. (a)	105,256
33,812	Corning, Inc.	628,903
7,653	CTS Corp.	139,132
8,169	Daktronics, Inc.	79,239
7,728	Fabrinet (a)	167,466
2,024	FARO Technologies, Inc. (a)	68,391
1,002	FEI Co.	72,334
12,098	FLIR Systems, Inc.	322,654
11,011	II-VI, Inc. (a)	199,519
5,376	Ingram Micro, Inc., Class A	160,097
5,480	Insight Enterprises, Inc. (a)	139,192
1,928	IPG Photonics Corp. (a)	159,291
10,092	Jabil Circuit, Inc.	231,914
4,748	Keysight Technologies, Inc. (a)	157,064
3,973	Knowles Corp. (a)	66,190
777	Littelfuse, Inc.	77,646
2,183	Mercury Systems, Inc. (a)	37,460
1,178	MTS Systems Corp.	77,783
2,635	National Instruments Corp.	80,288
10,302	Newport Corp. (a)	155,663
1,974	Park Electrochemical Corp.	32,255
3,672	Plexus Corp. (a)	127,125
4,097	Rofin-Sinar Technologies, Inc. (a)	118,649
1,998	Rogers Corp. (a)	92,947
8,286	Sanmina Corp. (a)	171,272
2,996	ScanSource, Inc. (a)	103,392
1,249	SYNNEX Corp.	110,462
7,539	TE Connectivity Ltd.	485,813
5,493	Tech Data Corp. (a)	399,836
4,459	Trimble Navigation Ltd. (a)	101,442
17,052	TTM Technologies, Inc. (a)	124,480

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components (Continued)
38,829	Vishay Intertechnology, Inc.	$411,587

		6,602,820

	Energy Equipment & Services — 5.5%
7,869	Archrock, Inc. (a)	171,072
25,406	Atwood Oceanics, Inc.	420,469
2,169	Baker Hughes, Inc.	114,263
42,924	Basic Energy Services, Inc. (a)	159,248
5,415	Bristow Group, Inc.	188,063
26,099	Diamond Offshore Drilling, Inc.	518,848
6,463	Dril-Quip, Inc. (a)	397,862
11,828	Era Group, Inc. (a)	164,527
14,565	FMC Technologies, Inc. (a)	492,734
16,815	Gulf Island Fabrication, Inc.	170,000
28,979	GulfMark Offshore, Inc., Class A	180,829
9,579	Halliburton Co.	367,642
12,248	Helmerich & Payne, Inc.	689,195
13,087	Hornbeck Offshore Services, Inc. (a)	176,805
1,546	Matrix Service Co. (a)	35,094
23,889	Nabors Industries Ltd.	239,846
15,375	National Oilwell Varco, Inc.	578,715
34,582	Newpark Resources, Inc. (a)	195,734
26,844	Noble Corp. PLC	361,589
9,579	Oceaneering International, Inc.	402,510
14,399	Oil States International, Inc. (a)	432,114
28,634	Patterson-UTI Energy, Inc.	426,360
50,589	Pioneer Energy Services Corp. (a)	116,861
18,134	Rowan Cos. PLC, Class A	356,877
4,910	Schlumberger Ltd.	383,766
2,368	SEACOR Holdings, Inc. (a)	138,338
2,643	Tidewater, Inc.	32,641

		7,912,002

	Food & Staples Retailing — 1.2%
5,199	Andersons (The), Inc.	184,045
1,423	Casey’s General Stores, Inc.	151,151
5,480	SpartanNash Co.	152,892
4,654	United Natural Foods, Inc. (a)	234,794
1,358	Walgreens Boots Alliance, Inc.	114,996
6,963	Wal-Mart Stores, Inc.	398,562
14,266	Whole Foods Market, Inc.	427,409

		1,663,849

	Food Products — 1.8%
13,965	Archer-Daniels-Midland Co.	637,642
12,602	Darling Ingredients, Inc. (a)	127,532
2,959	Flowers Foods, Inc.	79,893
2,586	Ingredion, Inc.	245,825
8,201	Kraft Heinz (The) Co.	639,432
2,582	Sanderson Farms, Inc.	179,475
5,376	Seneca Foods Corp., Class A (a)	156,872

Shares	Description	Value

	Common Stocks (Continued)
	Food Products (Continued)
10,476	Tyson Foods, Inc., Class A	$464,715

		2,531,386

	Gas Utilities — 0.9%
3,880	Atmos Energy Corp.	244,440
1,948	Laclede Group (The), Inc.	114,094
1,545	Northwest Natural Gas Co.	73,805
6,461	ONE Gas, Inc.	315,555
11,631	Questar Corp.	240,180
4,207	South Jersey Industries, Inc.	111,528
1,822	Southwest Gas Corp.	111,980
2,539	WGL Holdings, Inc.	158,002

		1,369,584

	Health Care Equipment & Supplies — 0.8%
423	Analogic Corp.	37,063
17,621	Baxter International, Inc.	658,849
2,574	Halyard Health, Inc. (a)	76,396
2,031	Meridian Bioscience, Inc.	38,609
1,437	ResMed, Inc.	82,786
1,789	St. Jude Medical, Inc.	114,156
1,590	SurModics, Inc. (a)	33,915
1,530	Varian Medical Systems, Inc. (a)	120,151

		1,161,925

	Health Care Providers & Services — 1.2%
3,116	Air Methods Corp. (a)	127,538
867	Almost Family, Inc. (a)	35,877
2,419	Anthem, Inc.	336,604
6,848	Community Health Systems, Inc. (a)	192,018
12,981	Hanger, Inc. (a)	187,186
6,369	Healthways, Inc. (a)	74,963
4,131	LifePoint Health, Inc. (a)	284,543
1,917	Magellan Health, Inc. (a)	102,368
1,220	PharMerica Corp. (a)	34,855
3,673	Quest Diagnostics, Inc.	249,580
9,846	Select Medical Holdings Corp.	111,260

		1,736,792

	Health Care Technology — 0.1%
824	Computer Programs and Systems, Inc.	31,320
3,960	HMS Holdings Corp. (a)	41,699
2,783	Quality Systems, Inc.	39,101

		112,120

	Hotels, Restaurants & Leisure — 0.8%
194	Biglari Holdings, Inc. (a)	74,521
4,542	Carnival Corp.	245,631
7,117	International Speedway Corp., Class A	246,889
3,858	Interval Leisure Group, Inc.	68,094
5,493	Marcus (The) Corp.	113,650
7,883	Monarch Casino & Resort, Inc. (a)	172,953

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
935	Red Robin Gourmet Burgers, Inc. (a)	$70,022
17,107	Ruby Tuesday, Inc. (a)	89,470
8,464	Wendy’s (The) Co.	77,530

		1,158,760

	Household Durables — 1.2%
1,315	Ethan Allen Interiors, Inc.	35,781
27,768	KB Home	363,761
2,667	La-Z-Boy, Inc.	76,143
2,797	M.D.C. Holdings, Inc.	72,694
6,007	M/I Homes, Inc. (a)	137,861
23,927	PulteGroup, Inc.	438,582
11,187	TRI Pointe Group, Inc. (a)	145,207
2,959	Tupperware Brands Corp.	174,196
1,533	Whirlpool Corp.	245,495

		1,689,720

	Household Products — 0.1%
6,594	Central Garden & Pet Co., Class A (a)	111,307

	Independent Power and Renewable Electricity Producers — 0.8%
46,119	AES (The) Corp.	505,003
30,405	NRG Energy, Inc.	391,921
37,253	Talen Energy Corp. (a)	323,356

		1,220,280

	Industrial Conglomerates — 0.1%
796	3M Co.	125,139

	Insurance — 6.2%
3,275	ACE Ltd.	371,844
3,884	Aflac, Inc.	247,605
626	Alleghany Corp. (a)	310,665
5,814	Allstate (The) Corp.	359,770
4,558	American Equity Investment Life Holding Co.	117,049
2,125	American Financial Group, Inc.	153,404
7,946	American International Group, Inc.	501,075
6,302	Aspen Insurance Holdings Ltd.	306,340
4,728	Brown & Brown, Inc.	152,573
920	Chubb (The) Corp.	119,002
4,196	Cincinnati Financial Corp.	252,725
15,570	CNO Financial Group, Inc.	299,100
7,944	Employers Holdings, Inc.	210,278
6,165	Endurance Specialty Holdings Ltd.	389,196
2,171	Everest Re Group, Ltd.	386,373
5,778	First American Financial Corp.	220,315
3,769	Hanover Insurance Group (The), Inc.	317,538
4,931	Hartford Financial Services Group (The), Inc.	228,108
2,132	Horace Mann Educators Corp.	73,000
1,319	Infinity Property & Casualty Corp.	106,206
4,140	Kemper Corp.	147,881
7,135	Lincoln National Corp.	381,794

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
7,182	MetLife, Inc.	$361,829
1,362	Navigators Group (The), Inc. (a)	116,247
14,434	Old Republic International Corp.	260,389
2,384	Principal Financial Group, Inc.	119,581
2,165	ProAssurance Corp.	114,658
3,684	Progressive (The) Corp.	122,051
1,481	Prudential Financial, Inc.	122,183
2,492	Reinsurance Group of America, Inc.	224,878
4,561	Selective Insurance Group, Inc.	166,431
1,731	Stewart Information Services Corp.	69,534
2,001	Torchmark Corp.	116,078
5,816	Travelers (The) Cos., Inc.	656,568
3,031	United Fire Group, Inc.	112,723
10,772	United Insurance Holdings Corp.	177,953
12,431	XL Group PLC	473,373

		8,866,317

	Internet & Catalog Retail — 0.0%
2,157	PetMed Express, Inc.	36,281

	IT Services — 2.2%
1,915	CACI International, Inc., Class A (a)	185,832
16,281	Convergys Corp.	417,933
1,128	CSG Systems International, Inc.	37,810
3,579	DST Systems, Inc.	437,175
2,336	International Business Machines Corp.	327,227
5,512	ManTech International Corp., Class A	159,297
13,828	NeuStar, Inc., Class A (a)	375,983
4,590	Perficient, Inc. (a)	76,745
1,821	Science Applications International Corp.	83,511
6,944	Sykes Enterprises, Inc. (a)	201,376
2,644	TeleTech Holdings, Inc.	76,940
12,296	Western Union (The) Co.	236,698
59,492	Xerox Corp.	558,630

		3,175,157

	Leisure Products — 0.2%
10,720	Mattel, Inc.	263,498

	Life Sciences Tools & Services — 0.1%
545	Bio-Rad Laboratories, Inc., Class A (a)	76,016
4,188	Luminex Corp. (a)	76,222

		152,238

	Machinery — 5.4%
1,889	Actuant Corp., Class A	43,069
8,069	AGCO Corp.	390,459
1,214	Albany International Corp., Class A	45,610
3,170	Astec Industries, Inc.	103,025
3,929	Barnes Group, Inc.	147,691
5,502	Briggs & Stratton Corp.	97,771
6,908	Caterpillar, Inc.	504,215

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
9,217	Chart Industries, Inc. (a)	$158,440
1,765	CIRCOR International, Inc.	81,049
4,735	CLARCOR, Inc.	236,087
3,142	Crane Co.	165,395
5,331	Cummins, Inc.	551,812
3,051	Deere & Co.	237,978
5,215	Donaldson Co., Inc.	157,493
7,896	Dover Corp.	508,739
1,973	ESCO Technologies, Inc.	73,179
10,332	Federal Signal Corp.	155,600
5,487	Flowserve Corp.	254,377
3,368	Graco, Inc.	247,211
1,027	IDEX Corp.	78,832
1,371	Illinois Tool Works, Inc.	126,050
4,306	Lincoln Electric Holdings, Inc.	257,542
512	Lindsay Corp.	34,703
2,394	Mueller Industries, Inc.	75,459
10,357	Oshkosh Corp.	425,569
8,655	PACCAR, Inc.	455,686
3,480	Parker-Hannifin Corp.	364,356
6,635	Pentair PLC	371,029
5,942	SPX Corp.	72,789
1,164	Stanley Black & Decker, Inc.	123,361
618	Tennant Co.	35,795
20,973	Terex Corp.	420,718
2,379	Valmont Industries, Inc.	257,979
7,196	Woodward, Inc.	327,418
6,872	Xylem, Inc.	250,210

		7,836,696

	Marine — 0.3%
6,074	Kirby Corp. (a)	396,571

	Media — 2.3%
175	Cable One, Inc. (a)	75,852
4,507	Cinemark Holdings, Inc.	159,728
5,953	Comcast Corp., Class A	372,777
12,020	Gannett Co., Inc.	190,156
40,127	Harte-Hanks, Inc.	170,540
4,512	John Wiley & Sons, Inc., Class A	236,113
3,439	Meredith Corp.	161,702
25,853	TEGNA, Inc.	699,065
19,751	Time, Inc.	366,973
21,455	Twenty-First Century Fox, Inc.,Class A	658,454
5,232	Viacom, Inc., Class B	257,990

		3,349,350

	Metals & Mining — 3.0%
46,740	Alcoa, Inc.	417,388
15,921	Allegheny Technologies, Inc.	234,039
7,583	Carpenter Technology Corp.	252,590
27,768	Commercial Metals Co.	399,026
3,737	Compass Minerals International, Inc.	303,594
2,863	Globe Specialty Metals, Inc.	36,131

Shares	Description	Value

	Common Stocks (Continued)
	Metals & Mining (Continued)
3,743	Haynes International, Inc.	$147,661
5,898	Materion Corp.	177,825
36,021	Newmont Mining Corp.	700,969
9,018	Nucor Corp.	381,461
6,966	Reliance Steel & Aluminum Co.	417,681
8,524	Steel Dynamics, Inc.	157,438
6,856	Stillwater Mining Co. (a)	64,035
4,464	SunCoke Energy, Inc.	22,142
13,997	TimkenSteel Corp.	148,928
28,107	United States Steel Corp.	328,290
5,530	Worthington Industries, Inc.	169,771

		4,358,969

	Multiline Retail — 0.8%
12,500	Kohl’s Corp.	576,500
6,598	Macy’s, Inc.	336,366
2,870	Target Corp.	221,507

		1,134,373

	Multi-Utilities — 4.1%
3,860	Alliant Energy Corp.	227,817
10,682	Ameren Corp.	466,590
4,260	Avista Corp.	144,201
5,461	Black Hills Corp.	250,005
25,028	CenterPoint Energy, Inc.	464,269
3,196	CMS Energy Corp.	115,280
5,066	Consolidated Edison, Inc.	333,089
5,618	DTE Energy Co.	458,373
21,875	MDU Resources Group, Inc.	412,562
31,205	NiSource, Inc.	597,888
1,974	NorthWestern Corp.	106,971
8,551	PG&E Corp.	456,623
13,730	Public Service Enterprise Group, Inc.	566,912
10,289	SCANA Corp.	609,315
2,334	Sempra Energy	239,025
4,298	TECO Energy, Inc.	116,046
6,971	Vectren Corp.	316,971

		5,881,937

	Oil, Gas & Consumable Fuels — 8.6%
94,685	Approach Resources, Inc. (a)	223,457
42,924	Bill Barrett Corp. (a)	209,040
34,803	Bonanza Creek Energy, Inc. (a)	198,029
112,642	California Resources Corp.	455,074
7,338	Chevron Corp.	666,877
67,324	Cloud Peak Energy, Inc. (a)	199,952
9,414	ConocoPhillips	502,237
18,638	Contango Oil & Gas Co. (a)	142,581
4,528	Energen Corp.	263,303
1,743	EQT Corp.	115,160
7,786	Exxon Mobil Corp.	644,214
9,099	Green Plains, Inc.	186,621
9,868	Gulfport Energy Corp. (a)	300,678
9,019	Hess Corp.	506,958

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
5,997	HollyFrontier Corp.	$293,673
29,319	Marathon Oil Corp.	538,883
12,494	Marathon Petroleum Corp.	647,189
23,920	Murphy Oil Corp.	680,046
19,180	Noble Energy, Inc.	687,411
2,672	PDC Energy, Inc. (a)	161,228
267,263	Penn Virginia Corp. (a)	165,409
7,533	Phillips 66	670,814
1,856	Pioneer Natural Resources Co.	254,532
23,373	QEP Resources, Inc.	361,347
3,498	REX American Resources Corp. (a)	192,075
68,430	Rex Energy Corp. (a)	154,652
11,743	SM Energy Co.	391,629
26,685	Southwestern Energy Co. (a)	294,602
5,953	Tesoro Corp.	636,554
9,632	Valero Energy Corp.	634,941
6,638	Western Refining, Inc.	276,274
8,181	World Fuel Services Corp.	363,727
56,836	WPX Energy, Inc. (a)	389,895

		12,409,062

	Paper & Forest Products — 0.7%
4,212	Boise Cascade Co. (a)	126,065
10,525	Domtar Corp.	434,051
2,987	International Paper Co.	127,515
10,282	P.H. Glatfelter Co.	199,471
3,090	Schweitzer-Mauduit International, Inc.	119,954

		1,007,056

	Personal Products — 0.0%
1,293	Medifast, Inc. (a)	36,165

	Pharmaceuticals — 0.6%
1,793	ANI Pharmaceuticals, Inc. (a)	75,019
2,418	Johnson & Johnson	244,290
9,142	Merck & Co., Inc.	499,702

		819,011

	Professional Services — 0.8%
3,528	FTI Consulting, Inc. (a)	119,987
3,641	Heidrick & Struggles International, Inc.	96,705
7,513	Kelly Services, Inc., Class A	118,705
1,788	ManpowerGroup, Inc.	164,103
11,129	Navigant Consulting, Inc. (a)	191,419
4,700	Resources Connection, Inc.	84,365
1,248	Towers Watson & Co., Class A	154,203
6,304	TrueBlue, Inc. (a)	182,627

		1,112,114

	Real Estate Investment Trusts — 0.8%
3,665	BioMed Realty Trust, Inc.	85,798
10,742	Capstead Mortgage Corp.	103,660

Shares	Description	Value

	Common Stocks (Continued)
	Real Estate Investment Trusts (Continued)
9,914	Corrections Corp. of America	$282,549
1,373	EPR Properties	78,000
2,381	GEO Group (The), Inc.	76,835
2,862	Hospitality Properties Trust	76,816
4,288	Lexington Realty Trust	37,906
892	PS Business Parks, Inc.	76,525
4,520	Senior Housing Properties Trust	68,659
3,268	Taubman Centers, Inc.	251,570
3,779	Urstadt Biddle Properties, Inc., Class A	75,958

		1,214,276

	Road & Rail — 1.4%
11,053	Celadon Group, Inc.	160,047
4,957	Genesee & Wyoming, Inc., Class A (a)	332,615
1,242	Kansas City Southern	102,788
10,950	Marten Transport Ltd.	179,471
5,910	Norfolk Southern Corp.	472,977
9,623	Roadrunner Transportation Systems, Inc. (a)	102,389
4,574	Ryder System, Inc.	328,322
14,990	Werner Enterprises, Inc.	396,635

		2,075,244

	Semiconductors & Semiconductor Equipment — 2.2%
39,405	Applied Materials, Inc.	660,822
1,828	Cabot Microelectronics Corp. (a)	77,087
10,775	Cohu, Inc.	135,657
8,286	Diodes, Inc. (a)	189,749
13,540	First Solar, Inc. (a)	772,728
19,288	Kulicke & Soffa Industries, Inc. (a)	204,453
2,797	Linear Technology Corp.	124,243
2,620	Microchip Technology, Inc.	126,520
4,225	MKS Instruments, Inc.	148,889
824	Power Integrations, Inc.	41,703
8,131	Teradyne, Inc.	158,717
6,838	Texas Instruments, Inc.	387,851
2,662	Xilinx, Inc.	126,764

		3,155,183

	Software — 1.0%
16,539	CA, Inc.	458,296
4,256	Ebix, Inc.	118,019
5,482	Epiq Systems, Inc.	75,651
5,945	Mentor Graphics Corp.	161,704
6,250	Oracle Corp.	242,750
13,959	Rovi Corp. (a)	127,725
11,595	Symantec Corp.	238,857

		1,423,002

	Specialty Retail — 4.6%
10,420	Aaron’s, Inc.	257,061

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
10,654	Abercrombie & Fitch Co., Class A	$225,758
14,444	American Eagle Outfitters, Inc.	220,704
2,733	Barnes & Noble Education, Inc. (a)	40,312
11,697	Barnes & Noble, Inc.	151,944
7,918	Bed Bath & Beyond, Inc. (a)	472,150
9,123	Best Buy Co., Inc.	319,579
17,058	Big 5 Sporting Goods Corp.	156,081
2,874	Buckle (The), Inc.	101,855
3,211	Cabela’s, Inc. (a)	125,775
3,122	Cato (The) Corp., Class A	117,887
1,228	Children’s Place (The), Inc.	65,907
6,707	CST Brands, Inc.	240,982
5,903	Dick’s Sporting Goods, Inc.	262,979
5,945	Express, Inc. (a)	114,738
9,174	Finish Line (The), Inc., Class A	170,912
14,046	GameStop Corp., Class A	647,099
15,842	Gap (The), Inc.	431,219
3,103	Genesco, Inc. (a)	194,403
13,711	Guess?, Inc.	288,617
3,034	Hibbett Sports, Inc. (a)	103,641
3,288	Kirkland’s, Inc.	75,591
2,643	Lumber Liquidators Holdings, Inc. (a)	36,526
7,519	MarineMax, Inc. (a)	118,800
5,330	Murphy USA, Inc. (a)	327,102
5,810	Pep Boys-Manny, Moe & Jack (The) (a)	87,382
15,516	Rent-A-Center, Inc.	285,339
5,203	Sonic Automotive, Inc., Class A	129,763
17,994	Stage Stores, Inc.	175,082
3,588	Stein Mart, Inc.	31,790
1,462	Tiffany & Co.	120,527
15,368	Urban Outfitters, Inc. (a)	439,525
4,340	Vitamin Shoppe, Inc. (a)	124,515

		6,661,545

	Technology Hardware, Storage & Peripherals — 1.0%
14,016	EMC Corp.	367,499
22,603	HP, Inc.	609,377
5,053	Lexmark International, Inc., Class A	164,172
3,813	NetApp, Inc.	129,642
17,274	QLogic Corp. (a)	214,198

		1,484,888

	Textiles, Apparel & Luxury Goods — 1.2%
7,803	Coach, Inc.	243,453
10,359	Fossil Group, Inc. (a)	563,633
6,855	Movado Group, Inc.	176,448
2,215	PVH Corp.	201,454
3,821	Ralph Lauren Corp.	423,252
5,940	Unifi, Inc. (a)	181,705

		1,789,945

Shares	Description	Value

	Common Stocks (Continued)
	Thrifts & Mortgage Finance — 0.4%
2,157	Astoria Financial Corp.	$34,426
6,985	Brookline Bancorp, Inc.	79,280
2,055	Dime Community Bancshares, Inc.	35,654
4,054	New York Community Bancorp, Inc.	66,972
2,672	Northwest Bancshares, Inc.	35,965
3,632	Provident Financial Services, Inc.	73,802
12,128	TrustCo Bank Corp. NY	75,557
6,437	Washington Federal, Inc.	160,539

		562,195

	Tobacco — 0.1%
3,572	Universal Corp.	192,924

	Trading Companies & Distributors — 0.9%
2,785	Applied Industrial Technologies, Inc.	115,048
3,083	Fastenal Co.	120,730
8,522	GATX Corp.	397,978
3,951	Kaman Corp.	153,655
3,699	MSC Industrial Direct Co., Inc., Class A	232,186
1,050	W.W. Grainger, Inc.	220,500

		1,240,097

	Wireless Telecommunication Services — 0.4%
10,757	Spok Holdings, Inc.	193,948
11,734	Telephone and Data Systems, Inc.	336,062

		530,010

	Total Common Stocks — 100.0%	143,970,079
	(Cost $156,362,340)

	Money Market Funds — 0.0%
55,529	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.03% (b)	55,529
	(Cost $55,529)

	Total Investments — 100.0%	144,025,608
	(Cost $156,417,869) (c)
	Net Other Assets and Liabilities — (0.0)%	(20,527)

	Net Assets — 100.0%	$144,005,081

(a)	Non-income producing security.
(b)	Interest rate shown reflects yield as of October 31, 2015.
(c)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,690,078 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $19,082,339.

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$143,970,079	$—	$—
Money Market Funds	55,529	—	—
Total Investments	$144,025,608	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2015.

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 1.7%
1,918	Boeing (The) Co.	$283,998
2,430	General Dynamics Corp.	361,050
1,618	Lockheed Martin Corp.	355,685
2,019	Northrop Grumman Corp.	379,067
1,095	Precision Castparts Corp.	252,737
1,405	TASER International, Inc. (a)	32,891

		1,665,428

	Air Freight & Logistics — 1.1%
4,944	C.H. Robinson Worldwide, Inc.	343,015
1,579	Echo Global Logistics, Inc. (a)	37,564
9,158	Expeditors International of Washington, Inc.	455,977
2,547	United Parcel Service, Inc., Class B	262,392

		1,098,948

	Airlines — 2.0%
4,951	Alaska Air Group, Inc.	377,514
733	Allegiant Travel Co.	144,731
9,604	Delta Air Lines, Inc.	488,267
6,432	Hawaiian Holdings, Inc. (a)	223,191
15,268	JetBlue Airways Corp. (a)	379,257
6,608	Southwest Airlines Co.	305,884

		1,918,844

	Auto Components — 0.5%
2,432	Dorman Products, Inc. (a)	113,526
2,267	Drew Industries, Inc.	135,634
10,153	Gentex Corp.	166,408
688	Gentherm, Inc. (a)	33,822

		449,390

	Automobiles — 0.0%
1,614	Winnebago Industries, Inc.	33,878

	Banks — 2.7%
7,192	Bank of the Ozarks, Inc.	359,744
2,590	Banner Corp.	127,091
2,645	Boston Private Financial Holdings, Inc.	30,312
6,900	Cardinal Financial Corp.	156,837
2,973	Columbia Banking System, Inc.	99,060
3,704	CVB Financial Corp.	64,635
1,963	East West Bancorp, Inc.	79,286
1,946	First Financial Bankshares, Inc.	64,724
5,318	First Horizon National Corp.	75,409
1,763	First Midwest Bancorp, Inc.	31,417
1,765	First NBC Bank Holding Co. (a)	65,640
1,173	Glacier Bancorp, Inc.	32,093
3,920	Home BancShares, Inc.	168,246
2,013	Independent Bank Corp.	94,088
5,208	LegacyTexas Financial Group, Inc.	149,470
3,792	MB Financial, Inc.	122,254
1,877	Pinnacle Financial Partners, Inc.	98,768
2,422	PrivateBancorp, Inc.	101,312

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
1,644	Signature Bank (a)	$244,824
2,582	Simmons First National Corp., Class A	133,076
1,124	Southside Bancshares, Inc.	30,236
7,433	Talmer Bancorp, Inc., Class A	125,023
591	Texas Capital Bancshares, Inc. (a)	32,623
2,442	United Bankshares, Inc.	96,581

		2,582,749

	Beverages — 2.1%
1,728	Brown-Forman Corp., Class B	183,479
2,088	Coca-Cola (The) Co.	88,427
5,199	Coca-Cola Enterprises, Inc.	266,917
3,442	Constellation Brands, Inc., Class A	463,981
4,241	Dr Pepper Snapple Group, Inc.	379,018
2,018	Molson Coors Brewing Co., Class B	177,786
1,860	Monster Beverage Corp. (a)	253,555
1,777	PepsiCo, Inc.	181,592

		1,994,755

	Biotechnology — 1.0%
1,550	Celgene Corp. (a)	190,200
3,258	Emergent BioSolutions, Inc. (a)	104,745
852	Gilead Sciences, Inc.	92,127
1,085	Ligand Pharmaceuticals, Inc. (a)	98,030
6,412	MiMedx Group, Inc. (a)	46,679
5,656	Momenta Pharmaceuticals, Inc. (a)	92,815
1	OPKO Health, Inc. (a)	9
540	Regeneron Pharmaceuticals, Inc. (a)	300,991
1,110	Repligen Corp. (a)	36,896

		962,492

	Building Products — 2.0%
3,470	A.O. Smith Corp.	266,565
2,905	Allegion PLC	189,319
2,446	American Woodmark Corp. (a)	177,824
2,079	Apogee Enterprises, Inc.	102,973
6,629	Fortune Brands Home & Security, Inc.	346,896
2,777	Lennox International, Inc.	368,813
9,983	Masco Corp.	289,507
10,077	PGT, Inc. (a)	121,529
1,848	Simpson Manufacturing Co., Inc.	70,187

		1,933,613

	Capital Markets — 0.6%
1,848	Evercore Partners, Inc., Class A	99,792
916	HFF, Inc., Class A	31,621
1,229	Northern Trust Corp.	86,509
6,526	SEI Investments Co.	338,177

		556,099

	Chemicals — 1.3%
2,037	Balchem Corp.	139,127
5,327	Cytec Industries, Inc.	396,436
763	Ecolab, Inc.	91,827

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
1,853	Flotek Industries, Inc. (a)	$33,539
811	International Flavors & Fragrances, Inc.	94,125
1,799	RPM International, Inc.	82,232
3,720	Scotts Miracle-Gro (The) Co., Class A	246,115
1,229	Sensient Technologies Corp.	80,217
603	Sigma-Aldrich Corp.	84,251

		1,247,869

	Commercial Services & Supplies — 1.9%
2,931	Cintas Corp.	272,847
928	G&K Services, Inc., Class A	61,081
3,673	Healthcare Services Group, Inc.	136,856
3,669	HNI Corp.	157,547
2,526	Matthews International Corp., Class A	145,826
8,420	Rollins, Inc.	225,824
2,405	Stericycle, Inc. (a)	291,895
1,417	US Ecology, Inc.	55,561
4,658	Waste Connections, Inc.	253,768
3,365	Waste Management, Inc.	180,902

		1,782,107

	Communications Equipment — 1.1%
2,903	ARRIS Group, Inc. (a)	82,039
6,367	Bel Fuse, Inc., Class B	114,797
1,924	CalAmp Corp. (a)	36,479
1,447	F5 Networks, Inc. (a)	159,459
3,110	InterDigital, Inc.	157,801
10,955	Ixia (a)	157,862
3,676	Motorola Solutions, Inc.	257,210
1,444	ViaSat, Inc. (a)	95,246

		1,060,893

	Construction & Engineering — 0.2%
2,194	Dycom Industries, Inc. (a)	166,941

	Construction Materials — 1.1%
8,444	Headwaters, Inc. (a)	173,524
2,837	Martin Marietta Materials, Inc.	440,161
4,830	Vulcan Materials Co.	466,481

		1,080,166

	Consumer Finance — 0.1%
1,170	PRA Group, Inc. (a)	64,116

	Containers & Packaging — 0.5%
2,616	Packaging Corp. of America	179,065
5,362	Sealed Air Corp.	263,382

		442,447

	Distributors — 1.0%
2,426	Core-Mark Holding Co., Inc.	197,210
2,021	Genuine Parts Co.	183,426
13,873	LKQ Corp. (a)	410,779

Shares	Description	Value

	Common Stocks (Continued)
	Distributors (Continued)
1,711	Pool Corp.	$139,515

		930,930

	Diversified Consumer Services — 0.8%
9,259	H&R Block, Inc.	344,990
11,615	Service Corp. International	328,240
1,126	Strayer Education, Inc. (a)	59,588

		732,818

	Diversified Financial Services — 1.5%
4,691	CBOE Holdings, Inc.	314,484
1,415	FactSet Research Systems, Inc.	247,795
1,427	Intercontinental Exchange, Inc.	360,175
1,332	MarketAxess Holdings, Inc.	134,945
852	Moody’s Corp.	81,928
3,804	MSCI, Inc.	254,868

		1,394,195

	Diversified Telecommunication Services — 0.4%
11,222	8x8, Inc. (a)	119,627
3,210	Consolidated Communications Holdings, Inc.	70,941
9,198	General Communication, Inc., Class A (a)	187,317

		377,885

	Electrical Equipment — 0.7%
1,792	Acuity Brands, Inc.	391,731
3,202	AMETEK, Inc.	175,534
1,906	AZZ, Inc.	105,459

		672,724

	Electronic Equipment, Instruments & Components — 0.7%
11,129	Agilysys, Inc. (a)	126,537
1,644	Amphenol Corp., Class A	89,138
533	Badger Meter, Inc.	32,289
2,008	ePlus, Inc. (a)	169,515
971	Methode Electronics, Inc.	32,363
1,607	OSI Systems, Inc. (a)	138,491
985	Zebra Technologies Corp., Class A (a)	75,747

		664,080

	Energy Equipment & Services — 0.4%
5,466	Cameron International Corp. (a)	371,743

	Food & Staples Retailing — 0.8%
3,473	CVS Health Corp.	343,063
11,945	Kroger (The) Co.	451,521

		794,584

	Food Products — 4.1%
4,356	B&G Foods, Inc.	158,079

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Food Products (Continued)
693	Calavo Growers, Inc.	$35,627
2,906	Cal-Maine Foods, Inc.	155,355
4,961	Campbell Soup Co.	251,969
8,274	ConAgra Foods, Inc.	335,511
3,007	Diamond Foods, Inc. (a)	119,137
2,986	General Mills, Inc.	173,516
1,460	Hain Celestial Group (The), Inc. (a)	72,781
912	Hershey (The) Co.	80,885
6,806	Hormel Foods Corp.	459,745
1,089	J&J Snack Foods Corp.	133,718
3,776	Kellogg Co.	266,284
3,229	Lancaster Colony Corp.	367,202
3,058	McCormick & Co., Inc.	256,811
6,657	Post Holdings, Inc. (a)	427,845
4,707	Snyder’s-Lance, Inc.	167,287
2,909	TreeHouse Foods, Inc. (a)	249,127
3,919	WhiteWave Foods (The) Co. (a)	160,601

		3,871,480

	Gas Utilities — 0.8%
5,490	AGL Resources, Inc.	343,125
3,090	New Jersey Resources Corp.	97,891
2,316	Piedmont Natural Gas Co., Inc.	132,730
6,497	UGI Corp.	238,245

		811,991

	Health Care Equipment & Supplies — 5.2%
1,711	ABIOMED, Inc. (a)	126,032
2,773	Align Technology, Inc. (a)	181,521
1,263	Becton, Dickinson & Co.	180,003
10,212	Boston Scientific Corp. (a)	186,675
2,313	C. R. Bard, Inc.	431,027
2,801	Cantel Medical Corp.	166,043
3,089	Cynosure, Inc., Class A (a)	116,270
1,658	DENTSPLY International, Inc.	100,889
2,357	Edwards Lifesciences Corp. (a)	370,403
1,644	Greatbatch, Inc. (a)	87,872
7,567	Hill-Rom Holdings, Inc.	398,705
8,044	Hologic, Inc. (a)	312,590
1,131	ICU Medical, Inc. (a)	124,376
3,046	IDEXX Laboratories, Inc. (a)	209,016
3,270	Inogen, Inc. (a)	139,760
1,038	Integra LifeSciences Holdings Corp. (a)	61,834
183	Intuitive Surgical, Inc. (a)	90,878
1,018	LivaNova PLC (a)	67,473
3,208	Masimo Corp. (a)	127,293
1,252	Medtronic PLC	92,548
1,568	Natus Medical, Inc. (a)	71,391
1,375	Neogen Corp. (a)	74,319
2,567	NuVasive, Inc. (a)	121,060
807	Sirona Dental Systems, Inc. (a)	88,068
4,843	STERIS PLC	362,983
2,671	Stryker Corp.	255,401

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies (Continued)
1,266	Teleflex, Inc.	$168,378
3,817	Vascular Solutions, Inc. (a)	122,602
1,394	West Pharmaceutical Services, Inc.	83,654

		4,919,064

	Health Care Providers & Services — 6.4%
5,783	Aceto Corp.	174,415
3,939	Aetna, Inc.	452,118
3,260	Amedisys, Inc. (a)	129,031
3,529	AmerisourceBergen Corp.	340,584
5,290	AMN Healthcare Services, Inc. (a)	150,077
2,043	AmSurg Corp. (a)	143,194
4,172	Centene Corp. (a)	248,151
926	Chemed Corp.	145,650
3,191	Cigna Corp.	427,722
1,915	CorVel Corp. (a)	63,578
11,665	Cross Country Healthcare, Inc. (a)	157,477
2,317	DaVita HealthCare Partners, Inc. (a)	179,591
2,177	Ensign Group (The), Inc.	91,782
3,105	Express Scripts Holding Co. (a)	268,210
4,332	HCA Holdings, Inc. (a)	297,998
4,187	HealthEquity, Inc. (a)	136,957
1,894	Henry Schein, Inc. (a)	287,339
1,673	Landauer, Inc.	66,067
906	McKesson Corp.	161,993
5,124	MEDNAX, Inc. (a)	361,088
5,714	Molina Healthcare, Inc. (a)	354,268
3,875	Patterson Cos., Inc.	183,675
2,840	Providence Service (The) Corp. (a)	146,686
3,715	UnitedHealth Group, Inc.	437,553
2,686	Universal Health Services, Inc., Class B	327,934
5,977	VCA, Inc. (a)	327,360

		6,060,498

	Health Care Technology — 0.1%
3,084	MedAssets, Inc. (a)	73,029
994	Omnicell, Inc. (a)	27,037

		100,066

	Hotels, Restaurants & Leisure — 4.4%
1,438	BJ’s Restaurants, Inc. (a)	61,733
714	Bob Evans Farms, Inc.	30,895
1,432	Brinker International, Inc.	65,170
2,035	Buffalo Wild Wings, Inc. (a)	313,939
7,291	Cheesecake Factory (The), Inc.	351,426
599	Chipotle Mexican Grill, Inc. (a)	383,498
2,137	Cracker Barrel Old Country Store, Inc.	293,752
338	DineEquity, Inc.	28,206
2,917	Domino’s Pizza, Inc.	311,156
1,538	Dunkin’ Brands Group, Inc.	63,689
979	Jack in the Box, Inc.	72,965

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
1,228	Marriott International, Inc., Class A	$94,286
850	McDonald’s Corp.	95,413
2,035	Panera Bread Co., Class A (a)	360,948
1,808	Papa John’s International, Inc.	126,867
3,656	Pinnacle Entertainment, Inc. (a)	127,997
1,646	Popeyes Louisiana Kitchen, Inc. (a)	92,900
3,762	Royal Caribbean Cruises Ltd.	369,993
9,775	Ruth’s Hospitality Group, Inc.	151,610
8,882	Scientific Games Corp., Class A (a)	98,501
7,580	Starbucks Corp.	474,281
3,327	Texas Roadhouse, Inc.	114,282
1,049	Yum! Brands, Inc.	74,385

		4,157,892

	Household Durables — 3.3%
14,676	D.R. Horton, Inc.	432,061
873	Harman International Industries, Inc.	95,995
1,385	Helen of Troy Ltd. (a)	137,406
2,124	iRobot Corp. (a)	63,741
4,629	Jarden Corp. (a)	207,379
4,063	Leggett & Platt, Inc.	182,957
8,954	Lennar Corp., Class A	448,327
1,695	Meritage Homes Corp. (a)	59,766
1,382	Mohawk Industries, Inc. (a)	270,181
6,331	Newell Rubbermaid, Inc.	268,624
258	NVR, Inc. (a)	422,542
5,508	Tempur Sealy International, Inc. (a)	428,743
4,596	Toll Brothers, Inc. (a)	165,318

		3,183,040

	Household Products — 0.9%
2,696	Church & Dwight Co., Inc.	232,099
2,900	Clorox (The) Co.	353,626
1,536	Kimberly-Clark Corp.	183,875
694	WD-40 Co.	66,332

		835,932

	Industrial Conglomerates — 0.4%
1,800	Carlisle Cos., Inc.	156,600
2,951	Danaher Corp.	275,358

		431,958

	Insurance — 1.5%
2,487	AMERISAFE, Inc.	136,113
3,812	Arthur J. Gallagher & Co.	166,699
2,416	eHealth, Inc. (a)	28,871
1,596	HCI Group, Inc.	69,602
1,604	Marsh & McLennan Cos., Inc.	89,407
3,492	Primerica, Inc.	166,324
710	RenaissanceRe Holdings Ltd.	77,837
1,735	RLI Corp.	105,575
5,373	Universal Insurance Holdings, Inc.	169,518

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
7,235	W. R. Berkley Corp.	$403,930

		1,413,876

	Internet & Catalog Retail — 2.4%
841	Amazon.com, Inc. (a)	526,382
4,734	Blue Nile, Inc. (a)	161,429
3,661	Expedia, Inc.	498,994
4,152	FTD Cos., Inc. (a)	117,585
1,318	HSN, Inc.	81,518
4,173	Netflix, Inc. (a)	452,270
5,987	Nutrisystem, Inc.	138,479
203	Priceline Group (The), Inc. (a)	295,211

		2,271,868

	Internet Software & Services — 2.0%
3,640	Akamai Technologies, Inc. (a)	221,385
525	Alphabet, Inc., Class A (a)	387,130
671	comScore, Inc. (a)	28,705
3,728	Facebook, Inc., Class A (a)	380,144
1,747	j2 Global, Inc.	135,480
2,329	LogMeIn, Inc. (a)	156,882
3,494	NIC, Inc.	66,281
11,148	QuinStreet, Inc. (a)	61,871
2,144	Stamps.com, Inc. (a)	162,108
3,563	VeriSign, Inc. (a)	287,178

		1,887,164

	IT Services — 6.0%
4,385	Accenture PLC, Class A	470,072
322	Alliance Data Systems Corp. (a)	95,734
2,086	Automatic Data Processing, Inc.	181,461
5,687	Broadridge Financial Solutions, Inc.	338,831
1,893	Cardtronics, Inc. (a)	65,308
6,882	Cognizant Technology Solutions Corp., Class A (a)	468,733
8,453	CoreLogic, Inc. (a)	329,498
4,299	ExlService Holdings, Inc. (a)	190,274
3,748	Fidelity National Information Services, Inc.	273,304
3,870	Fiserv, Inc. (a)	373,494
2,696	Gartner, Inc. (a)	244,446
3,429	Global Payments, Inc.	467,750
2,519	Heartland Payment Systems, Inc.	186,406
3,251	Jack Henry & Associates, Inc.	251,432
2,788	MasterCard, Inc., Class A	275,984
3,798	MAXIMUS, Inc.	259,024
3,519	Paychex, Inc.	181,510
9,486	Total System Services, Inc.	497,541
3,093	Virtusa Corp. (a)	177,631
4,812	Visa, Inc., Class A	373,315

		5,701,748

	Leisure Products — 0.8%
6,572	Brunswick Corp.	353,639
4,645	Hasbro, Inc.	356,875

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Leisure Products (Continued)
1,055	Sturm Ruger & Co., Inc.	$60,072

		770,586

	Life Sciences Tools & Services — 0.7%
1,776	Albany Molecular Research, Inc. (a)	32,039
815	Bio-Techne Corp.	71,883
2,340	Cambrex Corp. (a)	107,570
1,187	Charles River Laboratories International, Inc. (a)	77,440
1,218	PAREXEL International Corp. (a)	76,880
1,370	Thermo Fisher Scientific, Inc.	179,169
709	Waters Corp. (a)	90,610

		635,591

	Machinery — 1.3%
4,150	John Bean Technologies Corp.	186,169
3,258	Lydall, Inc. (a)	111,521
1,666	Snap-on, Inc.	276,373
822	Standex International Corp.	73,750
4,461	Toro (The) Co.	335,780
2,570	Wabtec Corp.	212,976
585	Watts Water Technologies, Inc., Class A	31,847

		1,228,416

	Marine — 0.1%
2,410	Matson, Inc.	110,450

	Media — 1.4%
3,091	AMC Networks, Inc., Class A (a)	228,394
13,140	Interpublic Group of Cos. (The), Inc.	301,300
6,546	Live Nation Entertainment, Inc. (a)	178,575
1,270	Omnicom Group, Inc.	95,149
1,868	Time Warner Cable, Inc.	353,799
1,639	Walt Disney (The) Co.	186,420

		1,343,637

	Multiline Retail — 1.0%
6,568	Big Lots, Inc.	302,785
4,627	Dollar General Corp.	313,571
2,514	Dollar Tree, Inc. (a)	164,642
3,505	Nordstrom, Inc.	228,561

		1,009,559

	Multi-Utilities — 0.3%
1,190	Dominion Resources, Inc.	85,002
4,814	WEC Energy Group, Inc.	248,210

		333,212

	Paper & Forest Products — 0.1%
1,593	Neenah Paper, Inc.	107,384

	Personal Products — 0.1%
1,038	Estee Lauder (The) Cos., Inc., Class A	83,517

Shares	Description	Value

	Common Stocks (Continued)
	Pharmaceuticals — 1.0%
616	Allergan PLC (a)	$190,018
3,282	Depomed, Inc. (a)	57,435
2,003	Eli Lilly & Co.	163,385
878	Impax Laboratories, Inc. (a)	30,405
2,444	Medicines (The) Co. (a)	83,683
2,822	Nektar Therapeutics (a)	33,497
533	Perrigo Co. PLC	84,075
2,740	Prestige Brands Holdings, Inc. (a)	134,287
8,820	Supernus Pharmaceuticals, Inc. (a)	145,530

		922,315

	Professional Services — 1.2%
3,449	Equifax, Inc.	367,560
1,389	Exponent, Inc.	71,408
2,807	Korn/Ferry International	102,091
3,768	Nielsen Holdings PLC	179,018
3,353	On Assignment, Inc. (a)	151,254
3,275	Robert Half International, Inc.	172,461
1,372	WageWorks, Inc. (a)	65,883

		1,109,675

	Real Estate Investment Trusts — 7.5%
3,086	Acadia Realty Trust	101,498
2,074	Agree Realty Corp.	67,156
1,859	Alexandria Real Estate Equities, Inc.	166,827
1,515	American Assets Trust, Inc.	63,872
2,081	American Campus Communities, Inc.	84,426
952	American Tower Corp.	97,323
2,264	Apartment Investment & Management Co., Class A	88,726
1,916	AvalonBay Communities, Inc.	334,974
1,021	Camden Property Trust	75,340
3,086	CoreSite Realty Corp.	169,576
2,125	Crown Castle International Corp.	181,602
5,479	Douglas Emmett, Inc.	167,383
2,816	Education Realty Trust, Inc.	101,123
1,575	Equinix, Inc.	467,271
3,099	Equity One, Inc.	82,371
3,346	Equity Residential	258,713
1,499	Essex Property Trust, Inc.	330,440
5,099	Extra Space Storage, Inc.	404,045
1,153	Federal Realty Investment Trust	165,444
2,249	HCP, Inc.	83,663
1,245	Healthcare Realty Trust, Inc.	32,818
2,701	Iron Mountain, Inc.	82,759
1,156	Kilroy Realty Corp.	76,111
10,289	Kimco Realty Corp.	275,436
1,450	LTC Properties, Inc.	62,132
2,181	Macerich (The) Co.	184,818
4,805	Mid-America Apartment Communities, Inc.	409,338
2,080	National Retail Properties, Inc.	79,040
4,478	Omega Healthcare Investors, Inc.	154,581
1,988	Parkway Properties, Inc.	33,259
2,121	Plum Creek Timber Co., Inc.	86,409

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Real Estate Investment Trusts (Continued)
531	Post Properties, Inc.	$31,722
1,584	Public Storage	363,465
3,536	Realty Income Corp.	174,891
2,533	Regency Centers Corp.	172,143
5,612	Retail Opportunity Investments Corp.	101,746
598	Saul Centers, Inc.	33,530
912	Simon Property Group, Inc.	183,731
774	SL Green Realty Corp.	91,812
3,338	Sovran Self Storage, Inc.	333,366
5,303	Summit Hotel Properties, Inc.	69,363
2,287	Tanger Factory Outlet Centers, Inc.	79,931
9,128	UDR, Inc.	314,551
658	Universal Health Realty Income Trust	32,696
2,474	Welltower, Inc.	160,488

		7,111,909

	Real Estate Management & Development — 0.5%
2,197	Alexander & Baldwin, Inc.	82,915
5,237	CBRE Group, Inc., Class A (a)	195,235
1,095	Jones Lang LaSalle, Inc.	182,548

		460,698

	Road & Rail — 0.3%
1,174	J.B. Hunt Transport Services, Inc.	89,658
3,565	Landstar System, Inc.	224,738

		314,396

	Semiconductors & Semiconductor Equipment — 3.2%
3,346	Altera Corp.	175,832
1,485	Analog Devices, Inc.	89,278
2,682	Avago Technologies Ltd.	330,235
6,516	Broadcom Corp., Class A	334,922
3,333	CEVA, Inc. (a)	77,892
3,927	Cirrus Logic, Inc. (a)	121,069
3,395	DSP Group, Inc. (a)	34,290
11,143	Integrated Device Technology, Inc. (a)	284,147
2,780	Intel Corp.	94,131
9,852	Kopin Corp. (a)	26,305
1,283	Lam Research Corp.	98,265
2,827	Microsemi Corp. (a)	101,800
1,813	Monolithic Power Systems, Inc.	113,167
17,481	NVIDIA Corp.	495,936
6,780	Pericom Semiconductor Corp.	118,311
995	Skyworks Solutions, Inc.	76,854
4,772	Synaptics, Inc. (a)	406,050
954	Tessera Technologies, Inc.	33,361
1,931	Ultratech, Inc. (a)	30,182

		3,042,027

	Software — 6.2%
7,451	ACI Worldwide, Inc. (a)	178,451
13,949	Activision Blizzard, Inc.	484,867

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
3,056	Adobe Systems, Inc. (a)	$270,945
1,786	ANSYS, Inc. (a)	170,224
2,205	Blackbaud, Inc.	138,231
1,238	Bottomline Technologies (de), Inc. (a)	34,268
15,221	Cadence Design Systems, Inc. (a)	338,211
3,294	CDK Global, Inc.	164,008
2,419	Citrix Systems, Inc. (a)	198,600
6,359	Electronic Arts, Inc. (a)	458,293
2,676	Fair Isaac Corp.	247,182
9,262	Fortinet, Inc. (a)	318,242
6,315	Manhattan Associates, Inc. (a)	460,048
5,678	Microsoft Corp.	298,890
472	MicroStrategy, Inc., Class A (a)	81,217
1,199	Progress Software Corp. (a)	29,112
3,497	Red Hat, Inc. (a)	276,648
4,827	salesforce.com, Inc. (a)	375,106
5,828	Solera Holdings, Inc.	318,559
3,408	Synopsys, Inc. (a)	170,332
2,154	Take-Two Interactive Software, Inc. (a)	71,513
2,634	Tyler Technologies, Inc. (a)	448,728
1,758	Ultimate Software Group (The), Inc. (a)	359,247

		5,890,922

	Specialty Retail — 6.4%
2,274	Advance Auto Parts, Inc.	451,230
5,761	AutoNation, Inc. (a)	364,038
596	AutoZone, Inc. (a)	467,508
3,040	Caleres, Inc.	92,902
4,236	CarMax, Inc. (a)	249,966
5,467	Foot Locker, Inc.	370,389
2,530	Francesca’s Holdings Corp. (a)	35,951
1,864	Group 1 Automotive, Inc.	162,075
3,731	Home Depot (The), Inc.	461,301
3,719	L Brands, Inc.	356,950
1,469	Lithia Motors, Inc., Class A	172,446
6,253	Lowe’s Cos., Inc.	461,659
1,831	Monro Muffler Brake, Inc.	135,805
1,723	O’Reilly Automotive, Inc. (a)	475,996
6,915	Ross Stores, Inc.	349,761
1,413	Select Comfort Corp. (a)	29,956
3,165	Signet Jewelers Ltd.	477,725
6,034	TJX (The) Cos., Inc.	441,629
3,975	Tractor Supply Co.	367,250
2,963	Williams-Sonoma, Inc.	218,521

		6,143,058

	Technology Hardware, Storage & Peripherals — 0.4%
1,519	Apple, Inc.	181,521
1,430	Electronics For Imaging, Inc. (a)	66,409
3,405	Super Micro Computer, Inc. (a)	96,055

		343,985

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Textiles, Apparel & Luxury Goods — 2.0%
2,496	Carter’s, Inc.	$226,837
2,007	G-III Apparel Group Ltd. (a)	110,566
2,895	Hanesbrands, Inc.	92,466
1,983	Michael Kors Holdings Ltd. (a)	76,623
3,504	NIKE, Inc., Class B	459,129
1,256	Oxford Industries, Inc.	91,462
8,804	Skechers U.S.A., Inc., Class A (a)	274,685
844	Steven Madden Ltd. (a)	29,413
4,452	Under Armour, Inc., Class A (a)	423,296
2,457	VF Corp.	165,897

		1,950,374

	Thrifts & Mortgage Finance — 0.7%
8,056	Bank Mutual Corp.	58,325
1,231	BofI Holding, Inc. (a)	98,492
1,707	LendingTree, Inc. (a)	207,162
4,068	Northfield Bancorp, Inc.	62,322
5,941	Oritani Financial Corp.	94,581
6,087	Walker & Dunlop, Inc. (a)	176,584

		697,466

	Tobacco — 0.8%
4,621	Altria Group, Inc.	279,432
9,733	Reynolds American, Inc.	470,298

		749,730

	Water Utilities — 0.3%
2,242	American States Water Co.	91,362
5,944	Aqua America, Inc.	169,998

		261,360

	Total Common Stocks — 100.0%	95,246,538
	(Cost $85,730,931)

	Money Market Funds — 0.0%
27,665	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.03% (b)	27,665
	(Cost $27,665)

	Total Investments — 100.0%	95,274,203
	(Cost $85,758,596) (c)
	Net Other Assets and Liabilities — (0.0)%	(15,438)

	Net Assets — 100.0%	$95,258,765

(a)	Non-income producing security.
(b)	Interest rate shown reflects yield as of October 31, 2015.
(c)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $10,633,905 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,118,298.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$95,246,538	$—	$—
Money Market Funds	27,665	—	—
Total Investments	$95,274,203	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2015.

See Notes to Portfolio of Investments

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 2.8%
5,571	Esterline Technologies Corp. (a)	$429,246
1,868	Huntington Ingalls Industries, Inc.	224,048
2,802	KLX, Inc. (a)	109,586
3,419	Teledyne Technologies, Inc. (a)	305,077
12,228	Triumph Group, Inc.	569,580

		1,637,537

	Auto Components — 0.7%
25,220	Dana Holding Corp.	423,696

	Automobiles — 0.7%
7,731	Thor Industries, Inc.	418,093

	Banks — 5.3%
11,143	Associated Banc-Corp.	215,506
4,212	BancorpSouth, Inc.	105,005
3,342	Cathay General Bancorp	104,605
1,575	Cullen/Frost Bankers, Inc.	107,793
17,471	FirstMerit Corp.	328,280
16,549	Fulton Financial Corp.	222,088
11,413	Hancock Holding Co.	314,999
12,334	International Bancshares Corp.	332,401
4,678	PacWest Bancorp	210,697
6,287	Prosperity Bancshares, Inc.	323,026
13,209	TCF Financial Corp.	203,287
13,324	Trustmark Corp.	320,176
6,142	Umpqua Holdings Corp.	102,571
10,175	Valley National Bancorp	106,837
2,810	Webster Financial Corp.	104,251

		3,101,522

	Capital Markets — 2.1%
2,996	Eaton Vance Corp.	108,186
3,465	Federated Investors, Inc., Class B	106,479
22,699	Janus Capital Group, Inc.	352,515
2,018	Raymond James Financial, Inc.	111,212
2,378	Stifel Financial Corp. (a)	105,655
11,518	Waddell & Reed Financial, Inc., Class A	425,475

		1,209,522

	Chemicals — 2.4%
2,271	Albemarle Corp.	121,544
995	Ashland, Inc.	109,171
47,715	Chemours (The) Co.	330,665
280	NewMarket Corp.	110,247
30,608	Olin Corp.	587,062
3,413	PolyOne Corp.	114,131

		1,372,820

	Commercial Services & Supplies — 1.3%
5,539	Deluxe Corp.	329,848
6,944	Herman Miller, Inc.	220,333
2,505	MSA Safety, Inc.	108,917

Shares	Description	Value

	Common Stocks (Continued)
	Commercial Services & Supplies (Continued)
6,876	R.R. Donnelley & Sons Co.	$115,998

		775,096

	Communications Equipment — 1.3%
3,938	Plantronics, Inc.	211,156
38,216	Polycom, Inc. (a)	526,616

		737,772

	Construction & Engineering — 0.4%
6,749	Granite Construction, Inc.	221,637

	Containers & Packaging — 2.5%
3,036	AptarGroup, Inc.	223,328
7,802	Bemis Co., Inc.	357,176
9,675	Greif, Inc., Class A	317,146
1,924	Silgan Holdings, Inc.	97,874
10,612	Sonoco Products Co.	453,026

		1,448,550

	Diversified Consumer Services — 2.2%
46,521	Apollo Education Group, Inc. (a)	337,742
18,910	DeVry Education Group, Inc.	445,520
891	Graham Holdings Co., Class B	492,251

		1,275,513

	Electric Utilities — 4.2%
3,761	Cleco Corp.	199,333
14,822	Great Plains Energy, Inc.	407,605
6,980	Hawaiian Electric Industries, Inc.	204,235
6,189	IDACORP, Inc.	413,735
14,638	OGE Energy Corp.	417,330
14,278	PNM Resources, Inc.	401,497
10,419	Westar Energy, Inc.	413,634

		2,457,369

	Electrical Equipment — 0.4%
2,358	Hubbell, Inc., Class B	228,372

	Electronic Equipment, Instruments & Components — 6.4%
9,308	Arrow Electronics, Inc. (a)	511,847
12,056	Avnet, Inc.	547,704
2,145	Belden, Inc.	137,344
1,371	FEI Co.	98,973
7,352	Ingram Micro, Inc., Class A	218,943
2,636	IPG Photonics Corp. (a)	217,786
13,800	Jabil Circuit, Inc.	317,124
6,494	Keysight Technologies, Inc. (a)	214,822
5,433	Knowles Corp. (a) (b)	90,514
3,603	National Instruments Corp.	109,783
7,512	Tech Data Corp. (a)	546,798
6,097	Trimble Navigation Ltd. (a)	138,707

See Notes to Portfolio of Investments

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components (Continued)
53,099	Vishay Intertechnology, Inc.	$562,849

		3,713,194

	Energy Equipment & Services — 7.1%
34,742	Atwood Oceanics, Inc. (b)	574,980
8,837	Dril-Quip, Inc. (a)	544,006
32,668	Nabors Industries Ltd.	327,987
36,710	Noble Corp. PLC (b)	494,484
13,099	Oceaneering International, Inc.	550,420
19,691	Oil States International, Inc. (a)	590,927
39,158	Patterson-UTI Energy, Inc.	583,062
24,799	Rowan Cos. PLC, Class A	488,044

		4,153,910

	Food & Staples Retailing — 0.9%
1,946	Casey’s General Stores, Inc.	206,704
6,364	United Natural Foods, Inc. (a)	321,064

		527,768

	Food Products — 0.8%
4,047	Flowers Foods, Inc.	109,269
3,536	Ingredion, Inc.	336,132

		445,401

	Gas Utilities — 2.3%
5,307	Atmos Energy Corp.	334,341
8,836	ONE Gas, Inc.	431,550
15,905	Questar Corp.	328,438
3,472	WGL Holdings, Inc.	216,063

		1,310,392

	Health Care Equipment & Supplies — 0.4%
3,520	Halyard Health, Inc. (a)	104,473
1,965	ResMed, Inc.	113,204

		217,677

	Health Care Providers & Services — 1.1%
9,364	Community Health Systems, Inc. (a)	262,567
5,649	LifePoint Health, Inc. (a)	389,103

		651,670

	Hotels, Restaurants & Leisure — 0.8%
9,733	International Speedway Corp., Class A	337,638
11,575	Wendy’s (The) Co.	106,027

		443,665

	Household Durables — 1.8%
37,973	KB Home (b)	497,446
3,825	M.D.C. Holdings, Inc.	99,412
15,298	TRI Pointe Group, Inc. (a)	198,568

Shares	Description	Value

	Common Stocks (Continued)
	Household Durables (Continued)
4,046	Tupperware Brands Corp.	$238,188

		1,033,614

	Independent Power and Renewable Electricity Producers — 0.8%
50,943	Talen Energy Corp. (a)	442,185

	Insurance — 7.4%
855	Alleghany Corp. (a)	424,311
2,906	American Financial Group, Inc.	209,784
8,619	Aspen Insurance Holdings Ltd.	418,970
6,466	Brown & Brown, Inc.	208,658
21,292	CNO Financial Group, Inc.	409,019
8,430	Endurance Specialty Holdings Ltd.	532,186
2,969	Everest Re Group, Ltd.	528,393
7,901	First American Financial Corp.	301,265
5,154	Hanover Insurance Group (The), Inc.	434,224
5,662	Kemper Corp.	202,247
19,739	Old Republic International Corp.	356,091
3,408	Reinsurance Group of America, Inc.	307,538

		4,332,686

	IT Services — 3.1%
22,264	Convergys Corp.	571,517
4,894	DST Systems, Inc.	597,802
18,910	NeuStar, Inc., Class A (a) (b)	514,163
2,490	Science Applications International Corp.	114,191

		1,797,673

	Life Sciences Tools & Services — 0.2%
746	Bio-Rad Laboratories, Inc., Class A (a)	104,052

	Machinery — 7.0%
11,034	AGCO Corp.	533,935
6,475	CLARCOR, Inc.	322,844
4,296	Crane Co.	226,141
7,131	Donaldson Co., Inc.	215,356
4,606	Graco, Inc.	338,080
1,405	IDEX Corp.	107,848
5,888	Lincoln Electric Holdings, Inc.	352,161
14,163	Oshkosh Corp.	581,958
28,680	Terex Corp.	575,321
3,254	Valmont Industries, Inc.	352,864
9,840	Woodward, Inc.	447,720

		4,054,228

	Marine — 0.9%
8,305	Kirby Corp. (a)	542,234

	Media — 2.3%
239	Cable One, Inc. (a)	103,592
6,164	Cinemark Holdings, Inc.	218,452
6,171	John Wiley & Sons, Inc., Class A	322,929
4,703	Meredith Corp.	221,135

See Notes to Portfolio of Investments

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Media (Continued)
27,009	Time, Inc.	$501,827

		1,367,935

	Metals & Mining — 5.3%
21,771	Allegheny Technologies, Inc.	320,034
10,370	Carpenter Technology Corp.	345,425
37,973	Commercial Metals Co.	545,672
5,110	Compass Minerals International, Inc.	415,136
9,527	Reliance Steel & Aluminum Co.	571,239
11,656	Steel Dynamics, Inc.	215,286
38,436	United States Steel Corp. (b)	448,933
7,563	Worthington Industries, Inc.	232,184

		3,093,909

	Multi-Utilities — 2.8%
5,278	Alliant Energy Corp.	311,508
7,468	Black Hills Corp.	341,885
29,914	MDU Resources Group, Inc.	564,178
9,533	Vectren Corp.	433,465

		1,651,036

	Oil, Gas & Consumable Fuels — 7.3%
154,038	California Resources Corp.	622,313
6,192	Energen Corp.	360,065
13,494	Gulfport Energy Corp. (a)	411,162
8,200	HollyFrontier Corp.	401,554
31,963	QEP Resources, Inc.	494,148
16,059	SM Energy Co.	535,568
9,078	Western Refining, Inc.	377,826
11,187	World Fuel Services Corp.	497,374
77,723	WPX Energy, Inc. (a)	533,180

		4,233,190

	Paper & Forest Products — 1.0%
14,392	Domtar Corp.	593,526

	Professional Services — 1.0%
4,824	FTI Consulting, Inc. (a)	164,064
2,445	ManpowerGroup, Inc.	224,402
1,706	Towers Watson & Co., Class A	210,794

		599,260

	Real Estate Investment Trusts — 1.8%
5,011	BioMed Realty Trust, Inc.	117,307
13,558	Corrections Corp. of America	386,403
3,915	Hospitality Properties Trust	105,079
6,180	Senior Housing Properties Trust	93,874
4,469	Taubman Centers, Inc.	344,024

		1,046,687

	Road & Rail — 1.7%
6,779	Genesee & Wyoming, Inc., Class A (a)	454,871

Shares	Description	Value

	Common Stocks (Continued)
	Road & Rail (Continued)
20,499	Werner Enterprises, Inc.	$542,403

		997,274

	Semiconductors & Semiconductor Equipment — 0.4%
11,119	Teradyne, Inc.	217,043

	Software — 0.7%
8,131	Mentor Graphics Corp.	221,163
19,089	Rovi Corp. (a)	174,665

		395,828

	Specialty Retail — 5.2%
14,248	Aaron’s, Inc.	351,498
14,569	Abercrombie & Fitch Co., Class A (b)	308,717
19,751	American Eagle Outfitters, Inc.	301,795
4,392	Cabela’s, Inc. (a)	172,035
9,171	CST Brands, Inc.	329,514
8,073	Dick’s Sporting Goods, Inc.	359,652
18,750	Guess?, Inc.	394,688
7,288	Murphy USA, Inc. (a)	447,265
21,218	Rent-A-Center, Inc.	390,199

		3,055,363

	Technology Hardware, Storage & Peripherals — 0.4%
6,909	Lexmark International, Inc., Class A	224,473

	Thrifts & Mortgage Finance — 0.5%
5,544	New York Community Bancorp, Inc.	91,587
8,802	Washington Federal, Inc.	219,522

		311,109

	Trading Companies & Distributors — 1.5%
11,654	GATX Corp.	544,242
5,059	MSC Industrial Direct Co., Inc., Class A	317,553

		861,795

See Notes to Portfolio of Investments

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Wireless Telecommunication Services — 0.8%
16,046	Telephone and Data Systems, Inc.	$459,557

	Total Common Stocks — 100.0%	58,185,833
	(Cost $63,630,242)

	Money Market Funds — 2.9%
1,711,862	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	1,711,862
	(Cost $1,711,862)

Principal Value	Description	Value

	Repurchase Agreements — 0.7%
$79,110	JPMorgan Chase & Co., 0.04% (c), dated 10/31/15, due 11/02/15, with a maturity value of $79,111. Collateralized by U.S. Treasury Note, interest rate of 1.625%, due 07/31/19. The value of the collateral including accrued interest is $81,023. (d)	79,110
330,545	RBC Capital Markets LLC, 0.07% (c), dated 10/31/15, due 11/02/15, with a maturity value of $330,547. Collateralized by U.S. Treasury Note, interest rate of 1.625%, due 06/30/20. The value of the collateral including accrued interest is $339,008. (d)	330,545

	Total Repurchase Agreements — 0.7%	409,655
	(Cost $409,655)

	Total Investments — 103.6%	60,307,350
	(Cost $65,751,759) (e)
	Net Other Assets and Liabilities — (3.6)%	(2,115,007)

	Net Assets — 100.0%	$58,192,343

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $2,117,493 and the total value of the collateral held by the Fund is $2,121,517.
(c)	Interest rate shown reflects yield as of October 31, 2015.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,117,139 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $7,561,548.

See Notes to Portfolio of Investments

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$58,185,833	$—	$—
Money Market Funds	1,711,862	—	—
Repurchase Agreements	—	409,655	—
Total Investments	$59,897,695	$409,655	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2015.

See Notes to Portfolio of Investments

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Airlines — 2.7%
19,768	Alaska Air Group, Inc.	$1,507,310
60,944	JetBlue Airways Corp. (a)	1,513,849

		3,021,159

	Auto Components — 0.6%
40,531	Gentex Corp.	664,303

	Banks — 2.7%
28,712	Bank of the Ozarks, Inc.	1,436,174
7,835	East West Bancorp, Inc.	316,456
21,229	First Horizon National Corp.	301,027
6,566	Signature Bank (a)	977,809

		3,031,466

	Building Products — 3.5%
13,853	A.O. Smith Corp.	1,064,187
26,469	Fortune Brands Home & Security, Inc.	1,385,123
11,086	Lennox International, Inc.	1,472,332

		3,921,642

	Capital Markets — 1.2%
26,050	SEI Investments Co.	1,349,911

	Chemicals — 2.9%
21,266	Cytec Industries, Inc.	1,582,616
7,185	RPM International, Inc.	328,426
14,849	Scotts Miracle-Gro (The) Co., Class A	982,410
4,910	Sensient Technologies Corp.	320,476

		3,213,928

	Commercial Services & Supplies — 2.3%
14,643	HNI Corp.	628,771
33,609	Rollins, Inc.	901,393
18,588	Waste Connections, Inc.	1,012,674

		2,542,838

	Communications Equipment — 0.9%
11,590	ARRIS Group, Inc. (a)	327,533
12,416	InterDigital, Inc.	629,988

		957,521

	Containers & Packaging — 0.6%
10,443	Packaging Corp. of America	714,823

	Distributors — 1.5%
55,378	LKQ Corp. (a)	1,639,743

	Diversified Consumer Services — 1.2%
46,363	Service Corp. International	1,310,218

Shares	Description	Value

	Common Stocks (Continued)
	Diversified Financial Services — 2.9%
18,731	CBOE Holdings, Inc.	$1,255,726
5,652	FactSet Research Systems, Inc.	989,778
15,187	MSCI, Inc.	1,017,529

		3,263,033

	Electrical Equipment — 1.4%
7,156	Acuity Brands, Inc.	1,564,302

	Electronic Equipment, Instruments & Components — 0.3%
3,932	Zebra Technologies Corp., Class A (a)	302,371

	Food Products — 4.6%
5,833	Hain Celestial Group (The), Inc. (a)	290,775
12,888	Lancaster Colony Corp.	1,465,624
26,574	Post Holdings, Inc. (a)	1,707,911
11,608	TreeHouse Foods, Inc. (a)	994,109
15,647	WhiteWave Foods (The) Co. (a)	641,214

		5,099,633

	Gas Utilities — 0.8%
25,936	UGI Corp.	951,073

	Health Care Equipment & Supplies — 6.4%
11,067	Align Technology, Inc. (a)	724,446
30,210	Hill-Rom Holdings, Inc.	1,591,765
32,110	Hologic, Inc. (a)	1,247,794
12,163	IDEXX Laboratories, Inc. (a)	834,625
3,226	Sirona Dental Systems, Inc. (a)	352,053
19,340	STERIS PLC	1,449,533
5,057	Teleflex, Inc.	672,581
5,562	West Pharmaceutical Services, Inc.	333,776

		7,206,573

	Health Care Providers & Services — 4.6%
16,653	Centene Corp. (a)	990,521
20,453	MEDNAX, Inc. (a)	1,441,323
22,811	Molina Healthcare, Inc. (a)	1,414,282
23,864	VCA, Inc. (a)	1,307,031

		5,153,157

	Hotels, Restaurants & Leisure — 6.5%
5,716	Brinker International, Inc.	260,135
8,119	Buffalo Wild Wings, Inc. (a)	1,252,518
29,106	Cheesecake Factory (The), Inc.	1,402,909
8,531	Cracker Barrel Old Country Store, Inc. (b)	1,172,671
11,644	Domino’s Pizza, Inc.	1,242,066
6,143	Dunkin’ Brands Group, Inc.	254,382
3,908	Jack in the Box, Inc.	291,263

See Notes to Portfolio of Investments

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
8,120	Panera Bread Co., Class A (a)	$1,440,244

		7,316,188

	Household Durables — 4.4%
18,475	Jarden Corp. (a)	827,680
1,029	NVR, Inc. (a)	1,685,255
21,988	Tempur Sealy International, Inc. (a)	1,711,546
18,348	Toll Brothers, Inc. (a)	659,977

		4,884,458

	Household Products — 0.8%
10,763	Church & Dwight Co., Inc.	926,587

	Industrial Conglomerates — 0.6%
7,189	Carlisle Cos., Inc.	625,443

	Insurance — 2.9%
15,219	Arthur J. Gallagher & Co.	665,527
13,940	Primerica, Inc.	663,962
2,832	RenaissanceRe Holdings Ltd.	310,472
28,886	W. R. Berkley Corp.	1,612,706

		3,252,667

	Internet & Catalog Retail — 0.3%
5,259	HSN, Inc.	325,269

	IT Services — 6.8%
22,699	Broadridge Financial Solutions, Inc.	1,352,406
33,748	CoreLogic, Inc. (a)	1,315,497
10,759	Gartner, Inc. (a)	975,519
13,689	Global Payments, Inc.	1,867,316
12,973	Jack Henry & Associates, Inc.	1,003,332
15,163	MAXIMUS, Inc.	1,034,117

		7,548,187

	Leisure Products — 1.3%
26,236	Brunswick Corp.	1,411,759

	Life Sciences Tools & Services — 0.8%
3,255	Bio-Techne Corp.	287,091
4,740	Charles River Laboratories International, Inc. (a)	309,238
4,861	PAREXEL International Corp. (a)	306,826

		903,155

	Machinery — 2.0%
17,812	Toro (The) Co.	1,340,709
10,256	Wabtec Corp.	849,915

		2,190,624

	Media — 1.4%
12,343	AMC Networks, Inc., Class A (a)	912,024
26,132	Live Nation Entertainment, Inc. (a)	712,881

		1,624,905

Shares	Description	Value

	Common Stocks (Continued)
	Multiline Retail — 1.1%
26,219	Big Lots, Inc.	$1,208,696

	Real Estate Investment Trusts — 9.9%
7,419	Alexandria Real Estate Equities, Inc.	665,781
8,307	American Campus Communities, Inc.	337,015
4,073	Camden Property Trust	300,547
21,873	Douglas Emmett, Inc.	668,220
12,367	Equity One, Inc.	328,715
20,354	Extra Space Storage, Inc.	1,612,851
4,603	Federal Realty Investment Trust	660,484
4,619	Kilroy Realty Corp.	304,115
19,184	Mid-America Apartment Communities, Inc.	1,634,285
8,300	National Retail Properties, Inc.	315,400
17,873	Omega Healthcare Investors, Inc.	616,976
10,108	Regency Centers Corp.	686,940
13,324	Sovran Self Storage, Inc.	1,330,668
9,130	Tanger Factory Outlet Centers, Inc.	319,093
36,440	UDR, Inc.	1,255,722

		11,036,812

	Real Estate Management & Development — 0.9%
8,769	Alexander & Baldwin, Inc.	330,942
4,371	Jones Lang LaSalle, Inc.	728,689

		1,059,631

	Road & Rail — 0.8%
14,229	Landstar System, Inc.	896,996

	Semiconductors & Semiconductor Equipment — 2.5%
44,487	Integrated Device Technology, Inc. (a)	1,134,419
19,045	Synaptics, Inc. (a)	1,620,539

		2,754,958

	Software — 11.3%
29,746	ACI Worldwide, Inc. (a)	712,417
7,127	ANSYS, Inc. (a)	679,274
60,757	Cadence Design Systems, Inc. (a)	1,350,020
13,148	CDK Global, Inc.	654,639
10,686	Fair Isaac Corp.	987,066
36,972	Fortinet, Inc. (a)	1,270,358
25,209	Manhattan Associates, Inc. (a)	1,836,476
23,268	Solera Holdings, Inc.	1,271,829
13,604	Synopsys, Inc. (a)	679,928
10,519	Tyler Technologies, Inc. (a)	1,792,017
7,020	Ultimate Software Group (The), Inc. (a)	1,434,537

		12,668,561

	Specialty Retail — 2.1%
21,822	Foot Locker, Inc.	1,478,441

See Notes to Portfolio of Investments

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
11,827	Williams-Sonoma, Inc.	$872,241

		2,350,682

	Textiles, Apparel & Luxury Goods — 1.8%
9,963	Carter’s, Inc.	905,438
35,141	Skechers U.S.A., Inc., Class A (a)	1,096,399

		2,001,837

	Water Utilities — 0.6%
23,734	Aqua America, Inc.	678,792

	Total Common Stocks — 99.9%	111,573,901
	(Cost $103,661,858)

	Money Market Funds — 0.7%
743,986	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	743,986
	(Cost $743,986)

Principal Value	Description	Value

	Repurchase Agreements — 0.2%
$34,382	JPMorgan Chase & Co., 0.04% (c), dated 10/31/15, due 11/02/15, with a maturity value of $34,382. Collateralized by U.S. Treasury Note, interest rate of 1.625%, due 07/31/19. The value of the collateral including accrued interest is $35,213. (d)	34,382
143,657	RBC Capital Markets LLC, 0.07% (c), dated 10/31/15, due 11/02/15, with a maturity value of $143,658. Collateralized by U.S. Treasury Note, interest rate of 1.625%, due 06/30/20. The value of the collateral including accrued interest is $147,335. (d)	143,657

	Total Repurchase Agreements — 0.2%	178,039
	(Cost $178,039)

	Total Investments — 100.8%	112,495,926
	(Cost $104,583,883) (e)
	Net Other Assets and Liabilities — (0.8)%	(844,509)

	Net Assets — 100.0%	$111,651,417

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $893,490 and the total value of the collateral held by the Fund is $922,025.
(c)	Interest rate shown reflects yield as of October 31, 2015.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $9,984,027 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,071,984.

See Notes to Portfolio of Investments

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$111,573,901	$—	$—
Money Market Funds	743,986	—	—
Repurchase Agreements	—	178,039	—
Total Investments	$112,317,887	$178,039	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2015.

See Notes to Portfolio of Investments

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 1.2%
1,515	Cubic Corp.	$67,948
2,464	Engility Holdings, Inc.	79,316
3,594	Moog, Inc., Class A (a)	221,965
3,075	National Presto Industries, Inc.	270,754

		639,983

	Air Freight & Logistics — 0.7%
9,371	Atlas Air Worldwide Holdings, Inc. (a)	386,460

	Airlines — 1.3%
56,027	Republic Airways Holdings, Inc. (a)	322,715
19,414	SkyWest, Inc.	369,643

		692,358

	Auto Components — 0.7%
5,570	Standard Motor Products, Inc.	246,472
6,935	Superior Industries International, Inc.	136,481

		382,953

	Banks — 3.4%
8,624	BBCN Bancorp, Inc.	144,797
6,177	Central Pacific Financial Corp.	138,118
1,288	City Holding Co.	61,605
1,709	Community Bank System, Inc.	69,659
4,905	F.N.B. Corp.	66,070
90,965	First BanCorp (a)	344,757
6,988	First Commonwealth Financial Corp.	64,220
3,329	First Financial Bancorp	64,183
2,521	Hanmi Financial Corp.	64,286
5,406	National Penn Bancshares, Inc.	65,088
2,358	NBT Bancorp, Inc.	66,283
29,676	OFG Bancorp	273,316
9,299	Old National Bancorp	130,186
1,191	Tompkins Financial Corp.	64,648
1,250	UMB Financial Corp.	61,350
6,044	Wilshire Bancorp, Inc.	64,610
1,189	Wintrust Financial Corp.	60,033

		1,803,209

	Biotechnology — 0.3%
5,377	Enanta Pharmaceuticals, Inc. (a)	151,040

	Building Products — 0.9%
8,214	Griffon Corp.	141,116
3,496	Quanex Building Products Corp.	65,970
3,369	Universal Forest Products, Inc.	244,690

		451,776

	Capital Markets — 2.4%
20,496	Calamos Asset Management, Inc., Class A	192,458
2,231	Greenhill & Co., Inc.	57,604
19,420	Investment Technology Group, Inc.	310,914
8,953	Piper Jaffray Cos. (a)	318,458

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
3,222	Virtus Investment Partners, Inc.	$377,103

		1,256,537

	Chemicals — 5.3%
16,629	Calgon Carbon Corp.	286,019
32,777	FutureFuel Corp.	505,093
3,817	H.B. Fuller Co.	145,008
5,047	Hawkins, Inc.	209,148
4,902	Innophos Holdings, Inc.	208,286
5,570	Innospec, Inc.	307,687
46,763	Intrepid Potash, Inc. (a)	180,505
8,455	LSB Industries, Inc. (a)	132,321
1,681	Quaker Chemical Corp.	133,438
6,226	Stepan Co.	329,542
24,758	Tredegar Corp.	353,049

		2,790,096

	Commercial Services & Supplies — 1.9%
2,326	ABM Industries, Inc.	66,058
5,991	Essendant, Inc.	207,109
7,993	Tetra Tech, Inc.	215,012
2,425	UniFirst Corp.	254,795
8,936	Viad Corp.	269,063

		1,012,037

	Communications Equipment — 1.3%
4,350	ADTRAN, Inc.	67,556
21,970	Black Box Corp.	268,254
12,570	Comtech Telecommunications Corp.	303,691
5,387	Digi International, Inc. (a)	69,492

		708,993

	Construction & Engineering — 1.2%
2,927	EMCOR Group, Inc.	141,316
12,360	MYR Group, Inc. (a)	278,100
54,153	Orion Marine Group, Inc. (a)	211,738

		631,154

	Consumer Finance — 3.4%
6,947	Cash America International, Inc.	239,880
7,002	Encore Capital Group, Inc. (a)	284,981
52,485	EZCORP, Inc., Class A (a)	349,550
4,850	First Cash Financial Services, Inc. (a)	185,027
14,720	Green Dot Corp., Class A (a)	272,909
12,066	World Acceptance Corp. (a)	460,077

		1,792,424

	Containers & Packaging — 0.1%
4,741	Myers Industries, Inc.	74,007

	Distributors — 0.2%
17,457	VOXX International Corp. (a)	90,078

See Notes to Portfolio of Investments

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Diversified Consumer Services — 1.9%
13,810	American Public Education, Inc. (a)	$300,091
5,232	Capella Education Co.	236,225
9,888	Regis Corp. (a)	163,350
73,809	Universal Technical Institute, Inc.	313,688

		1,013,354

	Diversified Telecommunication Services — 1.6%
1,752	Atlantic Tele-Network, Inc.	133,888
41,518	Cincinnati Bell, Inc. (a)	156,523
52,656	Iridium Communications, Inc. (a)	432,305
10,652	Lumos Networks Corp.	138,050

		860,766

	Electric Utilities — 1.1%
5,131	ALLETE, Inc.	257,627
5,277	El Paso Electric Co.	204,062
2,576	UIL Holdings Corp.	131,350

		593,039

	Electrical Equipment — 1.5%
7,930	Encore Wire Corp.	339,166
3,626	EnerSys	221,150
4,757	Franklin Electric Co., Inc.	156,791
2,110	Powell Industries, Inc.	70,305

		787,412

	Electronic Equipment, Instruments & Components — 8.4%
3,363	Anixter International, Inc. (a)	230,634
14,882	Benchmark Electronics, Inc. (a)	294,366
8,761	Checkpoint Systems, Inc.	65,532
3,552	Coherent, Inc. (a)	192,518
13,996	CTS Corp.	254,447
14,940	Daktronics, Inc.	144,918
14,134	Fabrinet (a)	306,284
3,701	FARO Technologies, Inc. (a)	125,057
20,139	II-VI, Inc. (a)	364,919
10,022	Insight Enterprises, Inc. (a)	254,559
1,422	Littelfuse, Inc.	142,100
3,992	Mercury Systems, Inc. (a)	68,503
2,155	MTS Systems Corp.	142,295
18,842	Newport Corp. (a)	284,703
3,611	Park Electrochemical Corp.	59,004
6,716	Plexus Corp. (a)	232,508
7,493	Rofin-Sinar Technologies, Inc. (a)	216,997
3,653	Rogers Corp. (a)	169,938
15,153	Sanmina Corp. (a)	313,212
5,480	ScanSource, Inc. (a)	189,115
2,284	SYNNEX Corp.	201,997
31,188	TTM Technologies, Inc. (a)	227,672

		4,481,278

Shares	Description	Value

	Common Stocks (Continued)
	Energy Equipment & Services — 6.0%
14,393	Archrock, Inc. (a)	$312,904
78,506	Basic Energy Services, Inc. (a)	291,257
9,903	Bristow Group, Inc.	343,931
21,632	Era Group, Inc. (a)	300,901
30,754	Gulf Island Fabrication, Inc.	310,923
53,002	GulfMark Offshore, Inc., Class A	330,733
23,935	Hornbeck Offshore Services, Inc. (a)	323,362
2,827	Matrix Service Co. (a)	64,173
63,250	Newpark Resources, Inc. (a)	357,995
92,524	Pioneer Energy Services Corp. (a)	213,730
4,332	SEACOR Holdings, Inc. (a)	253,075
4,834	Tidewater, Inc.	59,700

		3,162,684

	Food & Staples Retailing — 1.2%
9,508	Andersons (The), Inc.	336,583
10,022	SpartanNash Co.	279,614

		616,197

	Food Products — 1.6%
23,049	Darling Ingredients, Inc. (a)	233,256
4,722	Sanderson Farms, Inc.	328,226
9,832	Seneca Foods Corp., Class A (a)	286,898

		848,380

	Gas Utilities — 1.4%
3,564	Laclede Group (The), Inc.	208,744
2,826	Northwest Natural Gas Co.	134,998
7,695	South Jersey Industries, Inc.	203,994
3,332	Southwest Gas Corp.	204,785

		752,521

	Health Care Equipment & Supplies — 0.4%
774	Analogic Corp.	67,818
3,715	Meridian Bioscience, Inc.	70,622
2,908	SurModics, Inc. (a)	62,028

		200,468

	Health Care Providers & Services — 2.3%
5,700	Air Methods Corp. (a)	233,301
1,586	Almost Family, Inc. (a)	65,629
23,741	Hanger, Inc. (a)	342,345
11,649	Healthways, Inc. (a)	137,109
3,505	Magellan Health, Inc. (a)	187,167
2,231	PharMerica Corp. (a)	63,739
18,007	Select Medical Holdings Corp.	203,479

		1,232,769

	Health Care Technology — 0.4%
1,508	Computer Programs and Systems, Inc.	57,319
7,243	HMS Holdings Corp. (a)	76,269

See Notes to Portfolio of Investments

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Technology (Continued)
5,089	Quality Systems, Inc.	$71,500

		205,088

	Hotels, Restaurants & Leisure — 2.0%
354	Biglari Holdings, Inc. (a)	135,982
7,055	Interval Leisure Group, Inc.	124,521
10,046	Marcus (The) Corp.	207,852
14,416	Monarch Casino & Resort, Inc. (a)	316,287
1,710	Red Robin Gourmet Burgers, Inc. (a)	128,062
31,288	Ruby Tuesday, Inc. (a)	163,636

		1,076,340

	Household Durables — 0.9%
2,405	Ethan Allen Interiors, Inc.	65,440
4,877	La-Z-Boy, Inc.	139,238
10,987	M/I Homes, Inc. (a)	252,152

		456,830

	Household Products — 0.4%
12,061	Central Garden & Pet Co., Class A (a)	203,590

	Insurance — 4.4%
8,336	American Equity Investment Life Holding Co.	214,069
14,528	Employers Holdings, Inc.	384,556
3,900	Horace Mann Educators Corp.	133,536
2,413	Infinity Property & Casualty Corp.	194,295
2,492	Navigators Group (The), Inc. (a)	212,692
3,960	ProAssurance Corp.	209,722
8,341	Selective Insurance Group, Inc.	304,363
3,166	Stewart Information Services Corp.	127,178
5,543	United Fire Group, Inc.	206,144
19,702	United Insurance Holdings Corp.	325,477

		2,312,032

	Internet & Catalog Retail — 0.1%
3,945	PetMed Express, Inc.	66,355

	IT Services — 2.5%
3,502	CACI International, Inc., Class A (a)	339,834
2,062	CSG Systems International, Inc.	69,118
10,081	ManTech International Corp., Class A	291,341
8,395	Perficient, Inc. (a)	140,364
12,700	Sykes Enterprises, Inc. (a)	368,300
4,835	TeleTech Holdings, Inc.	140,699

		1,349,656

	Life Sciences Tools & Services — 0.3%
7,660	Luminex Corp. (a)	139,412

	Machinery — 3.9%
3,455	Actuant Corp., Class A	78,774
2,220	Albany International Corp., Class A	83,405
5,798	Astec Industries, Inc.	188,435
7,187	Barnes Group, Inc.	270,159

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
10,062	Briggs & Stratton Corp.	$178,802
16,857	Chart Industries, Inc. (a)	289,772
3,229	CIRCOR International, Inc.	148,276
3,608	ESCO Technologies, Inc.	133,821
18,896	Federal Signal Corp.	284,574
937	Lindsay Corp.	63,510
4,379	Mueller Industries, Inc.	138,026
10,867	SPX Corp.	133,121
1,130	Tennant Co.	65,449

		2,056,124

	Media — 1.2%
21,985	Gannett Co., Inc.	347,803
73,390	Harte-Hanks, Inc.	311,907

		659,710

	Metals & Mining — 2.1%
5,236	Globe Specialty Metals, Inc.	66,078
6,846	Haynes International, Inc.	270,075
10,787	Materion Corp.	325,228
12,540	Stillwater Mining Co. (a)	117,124
8,164	SunCoke Energy, Inc.	40,493
25,600	TimkenSteel Corp.	272,384

		1,091,382

	Multi-Utilities — 0.9%
7,791	Avista Corp.	263,725
3,609	NorthWestern Corp.	195,572

		459,297

	Oil, Gas & Consumable Fuels — 6.3%
173,175	Approach Resources, Inc. (a)	408,693
78,506	Bill Barrett Corp. (a)	382,324
63,654	Bonanza Creek Energy, Inc. (a)	362,191
123,132	Cloud Peak Energy, Inc. (a)	365,702
34,088	Contango Oil & Gas Co. (a)	260,773
16,641	Green Plains, Inc.	341,307
4,887	PDC Energy, Inc. (a)	294,882
488,810	Penn Virginia Corp. (a)	302,525
6,397	REX American Resources Corp. (a)	351,259
125,154	Rex Energy Corp. (a)	282,848

		3,352,504

	Paper & Forest Products — 1.5%
7,705	Boise Cascade Co. (a)	230,611
18,806	P.H. Glatfelter Co.	364,836
5,651	Schweitzer-Mauduit International, Inc.	219,372

		814,819

	Personal Products — 0.1%
2,365	Medifast, Inc. (a)	66,149

	Pharmaceuticals — 0.3%
3,278	ANI Pharmaceuticals, Inc. (a)	137,152

See Notes to Portfolio of Investments

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Professional Services — 2.3%
6,660	Heidrick & Struggles International, Inc.	$176,889
13,742	Kelly Services, Inc., Class A	217,124
20,354	Navigant Consulting, Inc. (a)	350,089
8,596	Resources Connection, Inc.	154,298
11,529	TrueBlue, Inc. (a)	333,995

		1,232,395

	Real Estate Investment Trusts — 1.5%
19,646	Capstead Mortgage Corp.	189,584
2,512	EPR Properties	142,707
4,355	GEO Group (The), Inc.	140,536
7,842	Lexington Realty Trust	69,323
1,632	PS Business Parks, Inc.	140,009
6,912	Urstadt Biddle Properties, Inc., Class A	138,931

		821,090

	Road & Rail — 1.5%
20,215	Celadon Group, Inc.	292,713
20,027	Marten Transport Ltd.	328,243
17,599	Roadrunner Transportation Systems, Inc. (a)	187,253

		808,209

	Semiconductors & Semiconductor Equipment — 2.7%
3,344	Cabot Microelectronics Corp. (a)	141,016
19,706	Cohu, Inc.	248,099
15,153	Diodes, Inc. (a)	347,004
35,277	Kulicke & Soffa Industries, Inc. (a)	373,936
7,726	MKS Instruments, Inc.	272,264
1,506	Power Integrations, Inc.	76,219

		1,458,538

	Software — 0.7%
7,785	Ebix, Inc.	215,878
10,026	Epiq Systems, Inc.	138,359

		354,237

	Specialty Retail — 6.9%
4,998	Barnes & Noble Education, Inc. (a)	73,720
21,393	Barnes & Noble, Inc.	277,895
31,198	Big 5 Sporting Goods Corp.	285,462
5,256	Buckle (The), Inc.	186,273
5,710	Cato (The) Corp., Class A	215,610
2,246	Children’s Place (The), Inc.	120,543
10,873	Express, Inc. (a)	209,849
16,780	Finish Line (The), Inc., Class A	312,611
5,675	Genesco, Inc. (a)	355,539
5,550	Hibbett Sports, Inc. (a)	189,588
6,013	Kirkland’s, Inc.	138,239
4,834	Lumber Liquidators Holdings, Inc. (a)	66,806
13,751	MarineMax, Inc. (a)	217,266
10,626	Pep Boys-Manny, Moe & Jack (The) (a)	159,815

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
9,515	Sonic Automotive, Inc., Class A	$237,304
32,911	Stage Stores, Inc.	320,224
6,563	Stein Mart, Inc.	58,148
7,937	Vitamin Shoppe, Inc. (a)	227,712

		3,652,604

	Technology Hardware, Storage & Peripherals — 0.7%
31,594	QLogic Corp. (a)	391,766

	Textiles, Apparel & Luxury Goods — 1.2%
12,537	Movado Group, Inc.	322,703
10,863	Unifi, Inc. (a)	332,299

		655,002

	Thrifts & Mortgage Finance — 1.2%
3,945	Astoria Financial Corp.	62,962
12,775	Brookline Bancorp, Inc.	144,996
3,758	Dime Community Bancshares, Inc.	65,201
4,886	Northwest Bancshares, Inc.	65,766
6,642	Provident Financial Services, Inc.	134,965
22,181	TrustCo Bank Corp. NY	138,188

		612,078

	Tobacco — 0.7%
6,532	Universal Corp.	352,793

	Trading Companies & Distributors — 0.9%
5,093	Applied Industrial Technologies, Inc.	210,392
7,227	Kaman Corp.	281,058

		491,450

	Wireless Telecommunication Services — 0.7%
19,674	Spok Holdings, Inc.	354,722

	Total Investments — 100.0%	53,043,297
	(Cost $61,534,049) (b)
	Net Other Assets and Liabilities — 0.0%	6,321

	Net Assets — 100.0%	$53,049,618

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,854,753 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $11,345,505.

See Notes to Portfolio of Investments

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$53,043,297	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2015.

See Notes to Portfolio of Investments

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 0.2%
6,138	TASER International, Inc. (a)	$143,691

	Air Freight & Logistics — 0.2%
6,896	Echo Global Logistics, Inc. (a)	164,056

	Airlines — 1.9%
3,203	Allegiant Travel Co.	632,433
28,089	Hawaiian Holdings, Inc. (a)	974,688

		1,607,121

	Auto Components — 1.5%
10,622	Dorman Products, Inc. (a)	495,835
9,893	Drew Industries, Inc.	591,898
3,010	Gentherm, Inc. (a)	147,972

		1,235,705

	Automobiles — 0.2%
7,058	Winnebago Industries, Inc.	148,147

	Banks — 9.5%
11,308	Banner Corp.	554,884
11,548	Boston Private Financial Holdings, Inc.	132,340
30,130	Cardinal Financial Corp.	684,855
12,982	Columbia Banking System, Inc.	432,560
16,183	CVB Financial Corp.	282,393
8,498	First Financial Bankshares, Inc.	282,643
7,706	First Midwest Bancorp, Inc.	137,321
7,713	First NBC Bank Holding Co. (a)	286,846
5,121	Glacier Bancorp, Inc.	140,111
17,118	Home BancShares, Inc.	734,705
8,793	Independent Bank Corp.	410,985
22,743	LegacyTexas Financial Group, Inc.	652,724
16,560	MB Financial, Inc.	533,894
8,204	Pinnacle Financial Partners, Inc.	431,694
10,576	PrivateBancorp, Inc.	442,394
11,277	Simmons First National Corp., Class A	581,217
4,905	Southside Bancshares, Inc.	131,945
32,456	Talmer Bancorp, Inc., Class A	545,910
2,580	Texas Capital Bancshares, Inc. (a)	142,416
10,672	United Bankshares, Inc.	422,078

		7,963,915

	Biotechnology — 2.0%
14,222	Emergent BioSolutions, Inc. (a)	457,237
4,735	Ligand Pharmaceuticals, Inc. (a)	427,807
28,004	MiMedx Group, Inc. (a)	203,869
24,695	Momenta Pharmaceuticals, Inc. (a)	405,245
1	OPKO Health, Inc. (a)	9
4,852	Repligen Corp. (a)	161,281

		1,655,448

	Building Products — 2.5%
10,688	American Woodmark Corp. (a)	777,018
9,076	Apogee Enterprises, Inc.	449,534
44,007	PGT, Inc. (a)	530,724

Shares	Description	Value

	Common Stocks (Continued)
	Building Products (Continued)
8,064	Simpson Manufacturing Co., Inc.	$306,271

		2,063,547

	Capital Markets — 0.7%
8,064	Evercore Partners, Inc., Class A	435,456
4,001	HFF, Inc., Class A	138,114

		573,570

	Chemicals — 0.9%
8,895	Balchem Corp.	607,529
8,091	Flotek Industries, Inc. (a)	146,447

		753,976

	Commercial Services & Supplies — 2.1%
4,055	G&K Services, Inc., Class A	266,900
16,036	Healthcare Services Group, Inc.	597,501
11,032	Matthews International Corp., Class A	636,877
6,193	US Ecology, Inc.	242,828

		1,744,106

	Communications Equipment — 2.1%
27,800	Bel Fuse, Inc., Class B	501,234
8,392	CalAmp Corp. (a)	159,112
47,845	Ixia (a)	689,446
6,307	ViaSat, Inc. (a)	416,010

		1,765,802

	Construction & Engineering — 0.9%
9,577	Dycom Industries, Inc. (a)	728,714

	Construction Materials — 0.9%
36,877	Headwaters, Inc. (a)	757,822

	Consumer Finance — 0.3%
5,110	PRA Group, Inc. (a)	280,028

	Distributors — 1.8%
10,591	Core-Mark Holding Co., Inc.	860,943
7,471	Pool Corp.	609,185

		1,470,128

	Diversified Consumer Services — 0.3%
4,915	Strayer Education, Inc. (a)	260,102

	Diversified Financial Services — 0.7%
5,821	MarketAxess Holdings, Inc.	589,725

	Diversified Telecommunication Services — 2.0%
49,012	8x8, Inc. (a)	522,468
14,025	Consolidated Communications Holdings, Inc.	309,953

See Notes to Portfolio of Investments

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Diversified Telecommunication Services (Continued)
40,168	General Communication, Inc., Class A (a)	$818,021

		1,650,442

	Electrical Equipment — 0.6%
8,323	AZZ, Inc.	460,512

	Electronic Equipment, Instruments & Components — 2.6%
48,597	Agilysys, Inc. (a)	552,548
2,326	Badger Meter, Inc.	140,909
8,765	ePlus, Inc. (a)	739,941
4,231	Methode Electronics, Inc.	141,019
7,021	OSI Systems, Inc. (a)	605,070

		2,179,487

	Food Products — 4.0%
19,018	B&G Foods, Inc.	690,163
3,026	Calavo Growers, Inc.	155,566
12,694	Cal-Maine Foods, Inc.	678,621
13,132	Diamond Foods, Inc. (a)	520,290
4,754	J&J Snack Foods Corp.	583,744
20,557	Snyder’s-Lance, Inc.	730,596

		3,358,980

	Gas Utilities — 1.2%
13,497	New Jersey Resources Corp.	427,585
10,112	Piedmont Natural Gas Co., Inc.	579,519

		1,007,104

	Health Care Equipment & Supplies — 7.4%
7,470	ABIOMED, Inc. (a)	550,240
12,223	Cantel Medical Corp.	724,580
13,493	Cynosure, Inc., Class A (a)	507,877
7,183	Greatbatch, Inc. (a)	383,931
4,932	ICU Medical, Inc. (a)	542,372
14,276	Inogen, Inc. (a)	610,156
4,537	Integra LifeSciences Holdings Corp. (a)	270,269
4,443	LivaNova PLC (a)	294,482
14,019	Masimo Corp. (a)	556,274
6,851	Natus Medical, Inc. (a)	311,926
6,004	Neogen Corp. (a)	324,516
11,211	NuVasive, Inc. (a)	528,711
16,676	Vascular Solutions, Inc. (a)	535,633

		6,140,967

	Health Care Providers & Services — 7.4%
25,259	Aceto Corp.	761,811
14,236	Amedisys, Inc. (a)	563,461
23,103	AMN Healthcare Services, Inc. (a)	655,432
8,919	AmSurg Corp. (a)	625,133
4,049	Chemed Corp.	636,867

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
8,366	CorVel Corp. (a)	$277,751
50,936	Cross Country Healthcare, Inc. (a)	687,636
9,507	Ensign Group (The), Inc.	400,815
18,291	HealthEquity, Inc. (a)	598,299
7,302	Landauer, Inc.	288,356
12,403	Providence Service (The) Corp. (a)	640,615

		6,136,176

	Health Care Technology — 0.5%
13,466	MedAssets, Inc. (a)	318,875
4,340	Omnicell, Inc. (a)	118,048

		436,923

	Hotels, Restaurants & Leisure — 4.4%
6,277	BJ’s Restaurants, Inc. (a)	269,472
3,119	Bob Evans Farms, Inc.	134,959
1,471	DineEquity, Inc.	122,755
7,890	Papa John’s International, Inc.	553,641
15,972	Pinnacle Entertainment, Inc. (a)	559,180
7,190	Popeyes Louisiana Kitchen, Inc. (a)	405,804
42,693	Ruth’s Hospitality Group, Inc.	662,168
38,782	Scientific Games Corp., Class A (a)	430,092
14,527	Texas Roadhouse, Inc.	499,003

		3,637,074

	Household Durables — 1.4%
6,051	Helen of Troy Ltd. (a)	600,319
9,275	iRobot Corp. (a)	278,343
7,399	Meritage Homes Corp. (a)	260,889

		1,139,551

	Household Products — 0.3%
3,032	WD-40 Co.	289,799

	Insurance — 2.7%
10,865	AMERISAFE, Inc.	594,641
10,544	eHealth, Inc. (a)	126,001
6,969	HCI Group, Inc.	303,918
7,570	RLI Corp.	460,634
23,472	Universal Insurance Holdings, Inc.	740,542

		2,225,736

	Internet & Catalog Retail — 2.2%
20,672	Blue Nile, Inc. (a)	704,915
18,136	FTD Cos., Inc. (a)	513,612
26,141	Nutrisystem, Inc.	604,641

		1,823,168

	Internet Software & Services — 3.2%
2,925	comScore, Inc. (a)	125,132
7,625	j2 Global, Inc.	591,319
10,168	LogMeIn, Inc. (a)	684,917
15,261	NIC, Inc.	289,501
48,688	QuinStreet, Inc. (a)	270,218

See Notes to Portfolio of Investments

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Internet Software & Services (Continued)
9,363	Stamps.com, Inc. (a)	$707,936

		2,669,023

	IT Services — 3.2%
8,263	Cardtronics, Inc. (a)	285,074
18,776	ExlService Holdings, Inc. (a)	831,026
11,005	Heartland Payment Systems, Inc.	814,370
13,510	Virtusa Corp. (a)	775,879

		2,706,349

	Leisure Products — 0.3%
4,602	Sturm Ruger & Co., Inc.	262,038

	Life Sciences Tools & Services — 0.7%
7,759	Albany Molecular Research, Inc. (a)	139,972
10,213	Cambrex Corp. (a)	469,492

		609,464

	Machinery — 2.1%
18,128	John Bean Technologies Corp.	813,222
14,222	Lydall, Inc. (a)	486,819
3,582	Standex International Corp.	321,377
2,554	Watts Water Technologies, Inc., Class A	139,040

		1,760,458

	Marine — 0.6%
10,530	Matson, Inc.	482,590

	Paper & Forest Products — 0.6%
6,956	Neenah Paper, Inc.	468,904

	Pharmaceuticals — 2.5%
14,330	Depomed, Inc. (a)	250,775
3,836	Impax Laboratories, Inc. (a)	132,841
10,679	Medicines (The) Co. (a)	365,649
12,324	Nektar Therapeutics (a)	146,286
11,970	Prestige Brands Holdings, Inc. (a)	586,650
38,515	Supernus Pharmaceuticals, Inc. (a)	635,497

		2,117,698

	Professional Services — 2.0%
6,061	Exponent, Inc.	311,596
12,256	Korn/Ferry International	445,750
14,643	On Assignment, Inc. (a)	660,546
5,994	WageWorks, Inc. (a)	287,832

		1,705,724

	Real Estate Investment Trusts — 4.7%
13,482	Acadia Realty Trust	443,423
9,055	Agree Realty Corp.	293,201
6,609	American Assets Trust, Inc.	278,635
13,481	CoreSite Realty Corp.	740,781
12,302	Education Realty Trust, Inc.	441,765
5,439	Healthcare Realty Trust, Inc.	143,372

Shares	Description	Value

	Common Stocks (Continued)
	Real Estate Investment Trusts (Continued)
6,330	LTC Properties, Inc.	$271,241
8,684	Parkway Properties, Inc.	145,283
2,318	Post Properties, Inc.	138,477
24,506	Retail Opportunity Investments Corp.	444,294
2,608	Saul Centers, Inc.	146,231
23,155	Summit Hotel Properties, Inc.	302,867
2,875	Universal Health Realty Income Trust	142,859

		3,932,429

	Semiconductors & Semiconductor Equipment — 3.4%
14,546	CEVA, Inc. (a)	339,940
17,154	Cirrus Logic, Inc. (a)	528,858
14,833	DSP Group, Inc. (a)	149,813
43,027	Kopin Corp. (a)	114,882
12,352	Microsemi Corp. (a)	444,796
7,920	Monolithic Power Systems, Inc.	494,366
29,608	Pericom Semiconductor Corp.	516,660
4,167	Tessera Technologies, Inc.	145,720
8,432	Ultratech, Inc. (a)	131,792

		2,866,827

	Software — 1.9%
9,626	Blackbaud, Inc.	603,454
5,402	Bottomline Technologies (de), Inc. (a)	149,527
2,061	MicroStrategy, Inc., Class A (a)	354,636
5,232	Progress Software Corp. (a)	127,033
9,403	Take-Two Interactive Software, Inc. (a)	312,180

		1,546,830

	Specialty Retail — 3.3%
13,277	Caleres, Inc.	405,745
11,050	Francesca’s Holdings Corp. (a)	157,020
8,144	Group 1 Automotive, Inc.	708,121
6,415	Lithia Motors, Inc., Class A	753,057
7,999	Monro Muffler Brake, Inc.	593,286
6,171	Select Comfort Corp. (a)	130,825

		2,748,054

	Technology Hardware, Storage & Peripherals — 0.8%
6,247	Electronics For Imaging, Inc. (a)	290,111
14,865	Super Micro Computer, Inc. (a)	419,341

		709,452

	Textiles, Apparel & Luxury Goods — 1.2%
8,761	G-III Apparel Group Ltd. (a)	482,643
5,490	Oxford Industries, Inc.	399,782
3,686	Steven Madden Ltd. (a)	128,457

		1,010,882

	Thrifts & Mortgage Finance — 3.6%
35,186	Bank Mutual Corp.	254,746
5,384	BofI Holding, Inc. (a)	430,774

See Notes to Portfolio of Investments

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Thrifts & Mortgage Finance (Continued)
7,452	LendingTree, Inc. (a)	$904,375
17,765	Northfield Bancorp, Inc.	272,160
25,952	Oritani Financial Corp.	413,156
26,580	Walker & Dunlop, Inc. (a)	771,086

		3,046,297

	Water Utilities — 0.5%
9,787	American States Water Co.	398,820

	Total Investments — 100.0%	83,433,361
	(Cost $79,054,025) (b)
	Net Other Assets and Liabilities — 0.0%	37,771

	Net Assets — 100.0%	$83,471,132

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,109,513 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,730,177.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$83,433,361	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2015.

See Notes to Portfolio of Investments

First Trust Mega Cap AlphaDEX® Fund (FMK)

Portfolio of Investments
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 4.6%
1,677	General Dynamics Corp.	$249,169
1,674	Lockheed Martin Corp.	367,995
2,599	United Technologies Corp.	255,768

		872,932

	Air Freight & Logistics — 0.6%
1,172	United Parcel Service, Inc., Class B	120,739

	Automobiles — 4.2%
17,042	Ford Motor Co.	252,392
15,408	General Motors Co.	537,893

		790,285

	Biotechnology — 2.0%
3,533	Gilead Sciences, Inc.	382,023

	Capital Markets — 0.7%
666	Goldman Sachs Group (The), Inc.	124,875

	Chemicals — 2.2%
8,181	Dow Chemical (The) Co.	422,712

	Communications Equipment — 5.4%
17,620	Cisco Systems, Inc.	508,337
8,608	QUALCOMM, Inc.	511,487

		1,019,824

	Diversified Telecommunication Services — 0.6%
3,539	AT&T, Inc.	118,592

	Electric Utilities — 2.5%
3,215	Duke Energy Corp.	229,776
2,370	NextEra Energy, Inc.	243,304

		473,080

	Energy Equipment & Services — 0.7%
1,677	Schlumberger Ltd.	131,074

	Food & Staples Retailing — 9.2%
3,200	Costco Wholesale Corp.	505,984
2,397	CVS Health Corp.	236,776
6,957	Walgreens Boots Alliance, Inc.	589,119
7,134	Wal-Mart Stores, Inc.	408,350

		1,740,229

	Food Products — 4.1%
8,191	Kraft Heinz (The) Co.	638,652
2,761	Mondelez International, Inc., Class A	127,448

		766,100

	Health Care Providers & Services — 2.5%
3,987	UnitedHealth Group, Inc.	469,589

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure — 2.7%
8,137	Starbucks Corp.	$509,132

	Insurance — 3.4%
8,133	American International Group, Inc.	512,867
2,452	MetLife, Inc.	123,532

		636,399

	Internet & Catalog Retail — 7.0%
1,130	Amazon.com, Inc. (a)	707,267
5,599	Netflix, Inc. (a)	606,820

		1,314,087

	Internet Software & Services — 3.5%
570	Alphabet, Inc., Class C (a)	405,162
2,573	Facebook, Inc., Class A (a)	262,369

		667,531

	IT Services — 5.9%
4,707	Accenture PLC, Class A	504,590
1,595	International Business Machines Corp.	223,428
1,283	MasterCard, Inc., Class A	127,004
3,320	Visa, Inc., Class A	257,566

		1,112,588

	Media — 2.0%
1,934	Time Warner Cable, Inc.	366,300

	Oil, Gas & Consumable Fuels — 9.0%
7,330	Chevron Corp.	666,150
7,233	ConocoPhillips	385,881
7,776	Exxon Mobil Corp.	643,386

		1,695,417

	Pharmaceuticals — 2.0%
7,024	Merck & Co., Inc.	383,932

	Road & Rail — 0.6%
1,307	Union Pacific Corp.	116,780

	Semiconductors & Semiconductor Equipment — 4.9%
19,182	Intel Corp.	649,503
4,671	Texas Instruments, Inc.	264,939

		914,442

	Software — 0.7%
1,665	salesforce.com, Inc. (a)	129,387

	Specialty Retail — 7.8%
4,005	Home Depot (The), Inc.	495,178
5,034	Lowe’s Cos., Inc.	371,661
8,095	TJX (The) Cos., Inc.	592,473

		1,459,312

See Notes to Portfolio of Investments

First Trust Mega Cap AlphaDEX® Fund (FMK)

Portfolio of Investments (Continued)
October 31, 2015 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Technology Hardware, Storage & Peripherals — 5.2%
3,145	Apple, Inc.	$375,827
22,576	HP, Inc.	608,649

		984,476

	Textiles, Apparel & Luxury Goods — 3.3%
4,702	NIKE, Inc., Class B	616,103

	Tobacco — 2.7%
2,126	Altria Group, Inc.	128,559
7,836	Reynolds American, Inc.	378,636

		507,195

	Total Investments — 100.0%	18,845,135
	(Cost $18,023,923) (b)
	Net Other Assets and Liabilities — (0.0)%	(256)

	Net Assets — 100.0%	$18,844,879

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,401,930 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $580,718.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$18,845,135	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2015.

See Notes to Portfolio of Investments

First Trust Exchange–Traded AlphaDEX® Fund

Notes to Portfolio of Investments

Style Funds

October 31, 2015 (Unaudited)

1. Organization

First Trust Exchange-Traded AlphaDEX® Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Trust currently consists of twenty-one exchange-traded funds considered either a Sector Fund or Style Fund. This report covers the twelve Style Funds listed below. The shares of each Style Fund are listed and traded on the NYSE Arca, Inc.

First Trust Large Cap Core AlphaDEX® Fund – (ticker “FEX”)

First Trust Mid Cap Core AlphaDEX® Fund – (ticker “FNX”)

First Trust Small Cap Core AlphaDEX® Fund – (ticker “FYX”)

First Trust Large Cap Value AlphaDEX® Fund – (ticker “FTA”)

First Trust Large Cap Growth AlphaDEX® Fund – (ticker “FTC”)

First Trust Multi Cap Value AlphaDEX® Fund – (ticker “FAB”)

First Trust Multi Cap Growth AlphaDEX® Fund – (ticker “FAD”)

First Trust Mid Cap Value AlphaDEX® Fund – (ticker “FNK”)

First Trust Mid Cap Growth AlphaDEX® Fund – (ticker “FNY”)

First Trust Small Cap Value AlphaDEX® Fund – (ticker “FYT”)

First Trust Small Cap Growth AlphaDEX® Fund – (ticker “FYC”)

First Trust Mega Cap AlphaDEX® Fund – (ticker “FMK”)

The Funds, each of which is an investment company within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2. Valuation and Investment Practices

A. Portfolio Valuation

Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees (the “Board”) and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:

Common stocks and other equity securities listed on any national or foreign exchange (excluding The NASDAQ® Stock Market LLC (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as

First Trust Exchange–Traded AlphaDEX® Fund

Notes to Portfolio of Investments (Continued)

Style Funds

October 31, 2015 (Unaudited)

applicable, at the close of the securities exchange representing the principal market for such securities.

Shares of open-end funds are valued at fair value which is based on NAV per share.

Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

1) the type of security;
2) the size of the holding;
3) the initial cost of the security;
4) transactions in comparable securities;
5) price quotes from dealers and/or pricing services;
6) relationships among various securities;
7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8) an analysis of the issuer’s financial statements; and
9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

ο Quoted prices for similar investments in active markets.

ο Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

First Trust Exchange–Traded AlphaDEX® Fund

Notes to Portfolio of Investments (Continued)

Style Funds

October 31, 2015 (Unaudited)

ο Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

ο Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

• Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of October 31, 2015, is included with each Fund’s Portfolio of Investments.

B. Securities Transactions

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. Securities Lending

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At October 31, 2015, only FNX, FYX, FNK and FNY have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

First Trust Exchange–Traded AlphaDEX® Fund

Notes to Portfolio of Investments (Continued)

Style Funds

October 31, 2015 (Unaudited)

D. Repurchase Agreements

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury Notes. The U.S. Treasury Notes are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury Notes can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund is less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year to date period (August 1, 2015 through October 31, 2015), were received as collateral for lending securities.

3. Subsequent Events

On December 5, 2015, the Board of Trustees of the Funds approved changes in the investment objective for each of the Funds. Effective on or about April 8, 2016, the Funds will seek investment results that correspond generally to the price and yield (before the Funds’ fees and expenses) of each of the corresponding indices identified in the table below:

Fund	New Index
First Trust Large Cap Core AlphaDEX® Fund (“FEX”)	NASDAQ AlphaDEX Large Cap Core Index
First Trust Mid Cap Core AlphaDEX® Fund (“FNX”)	NASDAQ AlphaDEX Mid Cap Core Index
First Trust Small Cap Core AlphaDEX® Fund (“FYX”)	NASDAQ AlphaDEX Small Cap Core Index
First Trust Large Cap Value AlphaDEX® Fund (“FTA”)	NASDAQ AlphaDEX Large Cap Value Index
First Trust Large Cap Growth AlphaDEX® Fund (“FTC”)	NASDAQ AlphaDEX Large Cap Growth Index
First Trust Multi Cap Value AlphaDEX® Fund (“FAB”)	NASDAQ AlphaDEX Multi Cap Value Index
First Trust Multi Cap Growth AlphaDEX® Fund (“FAD”)	NASDAQ AlphaDEX Multi Cap Growth Index
First Trust Mid Cap Value AlphaDEX® Fund (“FNK”)	NASDAQ AlphaDEX Mid Cap Value Index
First Trust Mid Cap Growth AlphaDEX® Fund (“FNY”)	NASDAQ AlphaDEX Mid Cap Growth Index
First Trust Small Cap Value AlphaDEX® Fund (“FYT”)	NASDAQ AlphaDEX Small Cap Value Index
First Trust Small Cap Growth AlphaDEX® Fund (“FYC”)	NASDAQ AlphaDEX Small Cap Growth Index
First Trust Mega Cap AlphaDEX® Fund (“FMK”)	NASDAQ AlphaDEX Mega Cap Index

Although the methodologies for selecting securities in the new indices will remain the same, the selection universe for each Fund will change to that contained within the relevant index identified in the table above. Each new index identified above is a modified equal-dollar weighted index calculated by the NASDAQ OMX Group, Inc. (”NASDAQ”) based on select core securities from the relevant index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX® selection methodology. Accordingly, effective on or about April 8, 2016, the Fund’s Index Provider will change to NASDAQ.

At a meeting on December 7, 2015, the Board accepted Mr. Bradley’s resignation from his position as the President and Chief Executive Officer of the Trust, effective December 31, 2015. At the same meeting, the Board elected Mr. Dykas to serve as the President and Chief Executive Officer and Mr. Donald Swade, formerly an Assistant Treasurer of the Trust, to serve as the Treasurer, Chief Financial Officer and Chief Accounting Officer of the Trust.

Additional Information

First Trust Exchange-Traded AlphaDEX® Fund

Style Funds

October 31, 2015 (Unaudited)

Licensing Information

Each of the Defined Large Cap Core Index, Defined Mid Cap Core Index, Defined Small Cap Core Index, Defined Large Cap Value Index, Defined Large Cap Growth Index, Defined Mega Cap Index, Defined Multi Cap Value Index, Defined Multi Cap Growth Index, Defined Mid Cap Growth Index, Defined Mid Cap Value Index, Defined Small Cap Growth Index and Defined Small Cap Value Index (the “Defined Series”) is the exclusive property of S&P Dow Jones Indices LLC (“S&P Dow Jones”). First Trust Portfolios L.P. has contracted with S&P Dow Jones to calculate and maintain the Defined Series. STANDARD & POOR'S and S&P are trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and have been licensed to S&P Dow Jones and have been sublicensed for use by First Trust Portfolios L.P. for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by S&P Dow Jones or S&P and neither S&P Dow Jones nor S&P makes any representation regarding the advisability of investing in the Funds.

Item 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Trust Exchange-Traded AlphaDEX® Fund
By (Signature and Title)*	/s/ Mark R. Bradley
Mark R. Bradley, President and Chief Executive Officer (principal executive officer)
Date:	December 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark R. Bradley
Mark R. Bradley, President and Chief Executive Officer (principal executive officer)
Date:	December 21, 2015

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	December 21, 2015

* Print the name and title of each signing officer under his or her signature.